                                                                     APPLICATION
                                                                     INSIDE

[LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS(R)

RETAIL CLASSES OF AIM EQUITY FUNDS, INC.

                                AIM CHARTER FUND
                              (Growth and Income)

                              AIM WEINGARTEN FUND
                                    (Growth)

                             AIM CONSTELLATION FUND
                             (Capital Appreciation)

PROSPECTUS
JANUARY 2, 1996

This Prospectus contains information about the three mutual funds listed above (individually referred to as a "Fund" or collectively as the "Funds"), which are separate portfolios of AIM Equity Funds, Inc. (the "Company"), an open-ended, series management investment company.

AIM CHARTER FUND is a diversified portfolio which seeks to provide growth of capital, with current income as a secondary objective. To accomplish its objectives, the Fund invests primarily in dividend-paying common stocks which have prospects for both growth of capital and dividend income.

AIM WEINGARTEN FUND is a diversified portfolio which seeks to provide growth of capital through investments primarily in common stocks of leading U.S. companies considered by management to have strong earnings momentum.

AIM CONSTELLATION FUND is a diversified portfolio which seeks to provide capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies.

This Prospectus sets forth concisely the information about the Funds that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated January 2, 1996, has been filed with the United States Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Company at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173.

THE FUNDS' SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUNDS' SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS

                                          PAGE                                                  PAGE
                                          ----                                                  ----
SUMMARY..................................    2          How to Purchase Shares.................  A-1
THE FUNDS................................    4          Terms and Conditions of Purchase of the
  Table of Fees and Expenses.............    4             AIM Funds...........................  A-2
  Financial Highlights...................    6          Special Plans..........................  A-8
  Performance............................   10          Exchange Privilege..................... A-10
  Investment Programs....................   10          How to Redeem Shares................... A-12
  Management.............................   13          Determination of Net Asset Value....... A-15
  Organization of the Company............   16          Dividends, Distributions and Tax
INVESTOR'S GUIDE TO THE AIM FAMILY OF                      Matters............................. A-16
  FUNDS(R)...............................  A-1          General Information.................... A-18
  Introduction to The AIM Family of                   APPLICATION INSTRUCTIONS.................  B-1
     Funds...............................  A-1




                                    SUMMARY
--------------------------------------------------------------------------------

THE FUNDS

  AIM Equity Funds, Inc. (the "Company") is a Maryland corporation organized as an open-end, diversified, series, management investment company. Currently, the Company offers four series comprising four separate investment portfolios, each of which pursues unique investment objectives. This Prospectus relates to Class A and Class B shares of AIM CHARTER FUND ("CHARTER") and AIM WEINGARTEN FUND ("WEINGARTEN") and Class A shares of AIM CONSTELLATION FUND ("CONSTELLATION"), (the "Retail Class" or "Retail Classes"). The Company also offers shares of AIM AGGRESSIVE GROWTH FUND ("AGGRESSIVE GROWTH"), another series portfolio of the Company, as well as other classes of shares of the Funds, pursuant to separate prospectuses. The other classes of the funds and the other portfolio of the Company have different sales charges and expenses, which may affect performance. To obtain information about AGGRESSIVE GROWTH call (713) 626-1919, Extension 5001 (in Houston) or (800) 347-4246 (elsewhere), or for the other classes of the Funds call (800) 659-1005. See "General Information."

  The assets of each Fund are invested in a separate portfolio. The classes of each Fund share a common investment objective and portfolio of investments. The income from the investment portfolio of a Fund is allocated to each class of the Fund based on the net assets of such class as of the close of business on the previous business day, as adjusted for the current day's shareholder activity. Each class bears proportionately those expenses, such as the advisory fee, that are allocated to the Fund as a whole and bears separately certain expenses, such as those associated with the distribution of the shares of such class. Consequently, the amounts available for payment of dividends and the net asset value per share of each class will vary. See "General Information."

  THE ADVISOR. A I M Advisors, Inc. ("AIM") serves as each Fund's investment advisor pursuant to a Master Investment Advisory Agreement. AIM acts as manager or advisor to 37 investment company portfolios. As of December 1, 1995, the total assets of the investment company portfolios advised or managed by AIM or its affiliates were approximately $41.2 billion. Under the Master Advisory Agreement dated as of October 18, 1993 (the "Master Advisory Agreement"), AIM receives a fee for its services based on each Fund's average daily net assets. Under the Master Administrative Services Agreement between the Company and AIM dated as of October 18, 1993 (the "Master Administrative Services Agreement"), AIM may receive reimbursement of its costs to perform certain accounting and other administrative services to the Funds. Under a Transfer Agency and Service Agreement, A I M Fund Services, Inc. ("AFS"), AIM's wholly-owned subsidiary and a registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement, and shareholder services to the Retail Classes of the Funds. Under the Master Sub-Advisory Agreement dated as of October 18, 1993 (the "Master Sub-Advisory Agreement") between AIM and A I M Capital Management, Inc. ("AIM Capital"), a wholly-owned subsidiary of AIM, AIM Capital serves as sub-advisor for the Funds and receives compensation equal to 50% of the amount paid by the Funds to AIM. The total advisory fees paid by each Fund are higher than those paid by many other investment companies of all sizes and investment objectives. However, the effective fee paid by each Fund at its respective current size is lower than the fees paid by many other funds with similar investment objectives. See "Management."

  PURCHASING SHARES. Investors may select Class A or Class B shares of the Funds which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions."

  Class A Shares (all Funds) -- Shares are offered at net asset value plus any applicable initial sales charge.

  Class B Shares (Charter and Weingarten only) -- Shares are offered at net asset value without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the same Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.

  Initial investments in either class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Funds' shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares" and "Special Plans."

  SUITABILITY FOR INVESTORS. An investor in Class A or Class B shares of CHARTER or WEINGARTEN should consider the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, whether dividends will be paid in cash or reinvested in additional shares of the Fund and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described above. Therefore, AIM Distributors will reject any order for purchase of more than $250,000 for Class B shares.

  EXCHANGE PRIVILEGE. The Funds are among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds"). Class A and Class B shares of the Funds may be exchanged for shares of other funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."

  REDEEMING SHARES. Class A shareholders of the Funds may redeem all or a portion of their shares at the respective Fund's net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions where a purchase of more than $1 million is made at net asset value. See "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."

  Holders of Class B shares may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem Shares -- Multiple Distribution System."

  DISTRIBUTIONS. The Funds currently declare and pay dividends from net investment income, if any, on a quarterly basis with respect to CHARTER and on an annual basis with respect to WEINGARTEN and CONSTELLATION. Each Fund makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions paid with respect to Class A or Class B shares of a Fund may be reinvested at current net asset value, (without payment of a sales charge) in additional shares of such class of the Fund or may be invested in shares of such class of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters" and "Special Plans."

  The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK and AIM Institutional Funds are registered service marks of A I M Management Group Inc.

                                   THE FUNDS
--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The following table is designed to help an investor in any of the Funds understand the various costs that an investor will bear, both directly and indirectly. The fees and expenses for Class A shares of CHARTER, WEINGARTEN, and CONSTELLATION set forth in the table are based on the actual average net assets of each Fund for its 1995 fiscal year. The fees and expenses for Class B shares of CHARTER and WEINGARTEN set forth in the table are based on the estimated expenses for the current fiscal year. The rules of the SEC require that the maximum sales charge be reflected in the table, even though certain investors may qualify for reduced sales charges. See "How to Purchase Shares."

                                                           CHARTER           WEINGARTEN       CONSTELLATION
                                                      -----------------   -----------------   -------------
                                                      CLASS A   CLASS B   CLASS A   CLASS B      CLASS A
                                                      -------   -------   -------   -------   -------------
Shareholder Transaction Expenses
  Maximum sales load imposed on purchase of shares
     (as a percentage of offering price)............     5.50%     None      5.50%     None            5.50%
  Maximum sales load imposed on reinvested dividends
     and distributions..............................     None      None      None      None            None
  Deferred sales load (as a percentage of original
     purchase price or redemption proceeds,
     whichever is lower)............................     None1     5.00%     None(1)   5.00%           None(1)
  Redemption fees...................................     None      None      None      None            None
  Exchange fee(2)...................................     None      None      None      None            None
Annual Fund Operating Expenses
  (as a percentage of average net assets)
  Management fee (after fee waiver).................      .64%      .64%      .61%*     .61%*           .62%*
  Distribution plan payments(3).....................      .30%     1.00%      .30%     1.00%            .30%
  Other expenses:
     Transfer agent fees and costs..................      .15%      .19%      .16%      .20%            .17%
                                                         ----      ----      ----      ----            ----
     Other..........................................      .08%      .15%      .10%      .10%            .07%
                                                         ----      ----      ----      ----            ----
     Total other expenses...........................      .23%      .34%      .26%      .30%            .24%
                                                         ----      ----      ----      ----            ----
  Total fund operating expenses.....................     1.17%     1.98%     1.17%     1.91%           1.16%
                                                         ====      ====      ====      ====            ====

---------------

 1  Purchases of $1 million or more are not subject to an initial sales charge.
    However, a contingent deferred sales charge of 1% applies to certain redemptions made within 18 months from the date such shares were purchased.
    See the Investor's Guide, under the caption "How to Redeem
    Shares -- Contingent Deferred Sales Charge Program for Large Purchases."

 2 No fee is charged for exchanges among The AIM Family of Funds; however, a $5 service fee will be charged for exchanges by market timers.

 3 As a result of 12b-1 fees, a long-term shareholder may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc. Given the Rule
    12b-1 fee of the Fund, however, it is estimated that it would take a substantial number of years for a shareholder to exceed such maximum front-end sales charges.

 * WEINGARTEN'S and CONSTELLATION'S investment advisor is currently waiving a portion of its fees. Had there been no fee waivers during the year, management fees would have been 0.63% and 0.63%, respectively, of average net assets. There can be no assurance that future waivers of fees (if any) will not vary from the figures reflected in the table.

                                        4

EXAMPLES. An investor would pay the following expenses on a $1,000 investment in Class A shares of the Funds, assuming (a) a 5% annual return and (b) redemption at the end of each time period:


                                                            CHARTER    WEINGARTEN    CONSTELLATION
                                                            --------   -----------   --------------
         1 year............................................   $ 66        $ 66            $ 66
         3 years...........................................   $ 90        $ 90            $ 90
         5 years...........................................   $116        $116            $115
        10 years...........................................   $189        $189            $188

  The above examples assume payment of a sales charge at the time of purchase; actual expenses may vary for purchases of $1 million or more, which are made at net asset value and subject to contingent deferred sales charge for 18 months following the date such shares were purchased.

  An investor would pay the following expenses on a $1,000 investment in Class B shares of CHARTER and WEINGARTEN, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                                                      CHARTER       WEINGARTEN
                                                                       FUND            FUND
                                                                      -------       ----------
         1 year.....................................................   $  70           $ 69
         3 years....................................................   $  92           $ 90

  An investor would pay the following expenses on the same $1,000 investment in Class B shares of CHARTER and WEINGARTEN, assuming no redemption at the end of each time period:

                                                                      CHARTER       WEINGARTEN
                                                                       FUND            FUND
                                                                      -------       ----------
         1 year.....................................................   $  20           $ 19
         3 years....................................................   $  62           $ 60

  THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIVE OF A PARTICULAR FUND'S ACTUAL OR FUTURE EXPENSES, WHICH MAY BE GREATER OR LESS THAN THOSE SHOWN. IN ADDITION, WHILE THE EXAMPLES ASSUME A 5% ANNUAL RETURN, A FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN THAT IS GREATER OR LESS THAN 5%. THE EXAMPLES ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND THAT THE PERCENTAGE AMOUNTS FOR TOTAL FUND OPERATING EXPENSES REMAIN THE SAME FOR EACH YEAR.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Shown below for the periods indicated are per share data, ratios and supplemental data (collectively, "data") for the Class A and Class B shares of each of the Funds. The data with respect to Class A shares of CHARTER for the fiscal years ended October 31, 1995 and 1994, has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report thereon appears in the Statement of Additional Information. The data with respect to Class A shares of CHARTER for the eight years ended October 31, 1993, has been audited by Tait, Weller & Baker, independent auditors, whose unqualified report thereon appears in the Statement of Additional Information. The data with respect to Class A shares of WEINGARTEN and CONSTELLATION for each of the years in the seven year period ended October 31, 1995, the ten months ended October 31, 1988 and each of the years in the two-year period ended December 31, 1987 has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report thereon appears in the Statement of Additional Information. The data with respect to Class B shares of CHARTER and WEINGARTEN for the period June 26, 1995 through October 31, 1995 has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report thereon appears in the Statement of Additional Information.

   (PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       AIM CHARTER FUND -- CLASS A SHARES

                                                          YEAR ENDED OCTOBER 31,
                                  -----------------------------------------------------------------------
                                      1995            1994          1993          1992             1991
                                  ----------      ----------     ----------     ---------        --------
Net asset value, beginning of
  period........................  $     8.90      $     9.46     $     8.36     $      8.42      $   6.55
Income from investment
  operations:
  Net investment income.........        0.15            0.21           0.17            0.18          0.18
  Net gains (losses) on
    securities (both realized
    and unrealized).............        2.11           (0.45)          1.22            0.16          2.15
                                  ----------      ----------     ----------     -----------      --------
  Total from investment
    operations..................        2.26           (0.24)          1.39            0.34          2.33
                                  ----------      ----------     ----------     -----------      --------
Less distributions:
  Dividends from net
    investment income...........       (0.20)          (0.16)         (0.29)          (0.17)        (0.15)
  Distributions from capital
    gains.......................       (0.33)          (0.16)           --            (0.23)        (0.31)
                                  ----------      ----------     ----------     -----------      --------
  Total distributions...........       (0.53)          (0.32)         (0.29)          (0.40)        (0.46)
                                 ----------       ----------     ----------     -----------      --------
Net asset value, end of period..  $    10.63      $     8.90     $     9.46      $     8.36      $   8.42
                                  ==========      ==========     ==========      ==========      ========
Total return(b).................       27.03%          (2.55)%        16.92%           4.17%        37.65%
                                  ==========      ==========     ==========      ==========      ========
Ratios/supplemental data:
  Net assets, end of period
    (000s omitted)..............  $1,974,417      $1,579,074     $1,690,482      $1,256,151      $443,546
                                  ==========      ==========     ==========      ==========      ========
  Ratio of expenses to
    average net assets..........        1.17%(c)        1.17%          1.17%           1.17%         1.29%
                                  ==========      ==========     ==========      ==========      ========
  Ratio of net investment
    income to average net
    assets......................        1.55%(c)        2.32%          1.89%           2.14%         2.14%
                                  ==========      ==========     ==========      ==========      ========
  Portfolio turnover rate.......         161%            126%           144%             95%          144%
                                  ==========      ==========     ==========      ==========      ========



                                                     YEAR ENDED OCTOBER 31,
                                   --------------------------------------------------------
                                     1990        1989         1988        1987      1986(a)
                                   --------     -------     -------     -------     -------
Net asset value, beginning of
  period........................   $   6.97     $  5.40     $  6.61     $  8.18     $  6.83
Income from investment
  operations:
  Net investment income.........       0.18        0.21        0.15        0.09        0.16
  Net gains (losses) on
    securities (both realized
    and unrealized).............       0.08        1.55        0.16        0.35        1.87
                                   --------     -------     -------     -------     -------
  Total from investment
    operations..................       0.26        1.76        0.31        0.44        2.03
                                   --------     -------     -------     -------     -------
Less distributions:
  Dividends from net
    investment income...........      (0.26)      (0.19)      (0.12)      (0.14)      (0.17)
  Distributions from capital
    gains.......................      (0.42)        --        (1.40)      (1.87)      (0.51)
                                   --------     -------     -------     -------     -------
  Total distributions...........      (0.68)      (0.19)      (1.52)      (2.01)      (0.68)
                                   --------     -------     -------     -------     -------
Net asset value, end of period..   $   6.55     $  6.97     $  5.40     $  6.61     $  8.18
                                   ========     =======     =======     =======     =======
Total return(b).................       3.86%      33.68%       5.90%       6.72%      31.59%
                                   ========     =======     =======     =======     =======
Ratios/supplemental data:
  Net assets, end of period
    (000s omitted)..............   $102,499     $70,997     $65,799     $82,756     $81,985
                                   ========     =======     =======     =======     =======
  Ratio of expenses to
    average net assets..........       1.35%       1.35%       1.46%       1.15%       1.21%
                                   ========     =======     =======     =======     =======
  Ratio of net investment
    income to average net
    assets......................       2.51%       3.73%       2.83%       1.57%       1.91%
                                   ========     =======     =======     =======     =======
  Portfolio turnover rate.......        215%        131%        247%        225%         75%
                                   ========     =======     =======     =======     =======

---------------

(a) The Fund changed investment advisors on May 2, 1986.

(b) Does not deduct sales charges.

(c) Ratios are based on average net assets of $1,669,053,423.

                       AIM CHARTER FUND -- CLASS B SHARES

                                                                                                                      PERIOD
                                                                                                                      JUNE 26,
                                                                                                                      THROUGH
                                                                                                                    OCTOBER 31,
                                                                                                                       1995
                                                                                                                      -------
Net asset value, beginning of period...............................................................................   $  9.81
                                                                                                                      -------
Income from investment operations:
  Net investment income............................................................................................      0.03
                                                                                                                      -------
Net gains (losses) on securities (both realized and unrealized)....................................................      0.80
                                                                                                                      -------
  Total from investment operations.................................................................................      0.83
                                                                                                                      -------
Less distributions:
  Dividends from net investment income.............................................................................     (0.02)
                                                                                                                      -------
  Distributions from capital gains.................................................................................        --
                                                                                                                      -------
  Total distributions..............................................................................................     (0.02)
                                                                                                                      -------
Net asset value, end of period.....................................................................................   $ 10.62
                                                                                                                      ========
Total return(a)....................................................................................................      8.48%
                                                                                                                      ========
Ratios/supplemental data:
  Net assets, end of period (000s omitted).........................................................................   $67,592
                                                                                                                      ========
  Ratio of expenses to average net assets..........................................................................      1.98%(b)
                                                                                                                      ========
  Ratio of net investment income to average net assets.............................................................      0.74%(b)
                                                                                                                      ========
  Portfolio turnover rate..........................................................................................       161%
                                                                                                                      ========

---------------

(a) Total returns do not deduct contingent deferred sales charges and are not annualized for periods less than one year.

(b) Ratios are annualized and based on average net assets of $26,935,502.

                     AIM WEINGARTEN FUND -- CLASS A SHARES

                                                               OCTOBER 31,
                                  ----------------------------------------------------------------------------------
                                     1995           1994           1993           1992           1991         1990
                                  ----------     ----------     ----------     ----------     ----------    --------
Net asset value, beginning of
  period........................  $    17.82     $    17.62     $    16.68     $    15.76     $    11.15    $  12.32
Income from investment
  operations:
  Net investment income.........         --            0.07           0.10           0.10           0.11        0.09
  Net gains (losses) on
    securities (both realized
    and unrealized).............        4.36           0.57           0.93           0.98           4.80       (0.56)
                                  ----------     ----------     ----------     ----------     ----------    --------
  Total from investment
    operations..................        4.36           0.64           1.03           1.08           4.91       (0.47)
                                  ----------     ----------     ----------     ----------     ----------    --------
Less distributions:
  Dividends from net
    investment income...........       (0.07)         (0.11)         (0.09)         (0.07)         (0.09)      (0.06)
  Distributions from net
    realized capital gains......       (1.78)         (0.33)           --           (0.09)         (0.21)      (0.64)
                                  ----------     ----------     ----------     ----------     ----------    --------
  Total distributions...........       (1.85)         (0.44)         (0.09)         (0.16)         (0.30)      (0.70)
                                  ----------     ----------     ----------     ----------     ----------    --------
  Net asset value, end of
    period......................  $    20.33     $    17.82     $    17.62     $    16.68     $    15.76    $  11.15
                                  ==========     ==========     ==========     ==========     ==========    ========
Total return(c).................       28.20%          3.76%          6.17%          6.85%         44.88%      (4.03)%
                                  ==========     ==========     ==========     ==========     ==========    ========
Ratios/supplemental data:
  Net assets, end of period
    (000s omitted)..............  $4,564,730     $3,965,858     $4,999,983     $5,198,835     $2,534,331    $632,522
                                  ==========     ==========     ==========     ==========     ==========    ========
  Ratio of expenses to
    average net assets..........         1.2%(d)        1.2%           1.1%           1.1%           1.2%        1.3%
                                  ==========     ==========     ==========     ==========     ==========    ========
  Ratio of net investment
    income to average net
    assets......................         0.0%(d)        0.4%           0.6%           0.6%           0.7%        0.8%
                                  ==========     ==========     ==========     ==========     ==========    ========
Portfolio turnover rate.........         139%           136%           109%            37%            46%         79%
                                  ==========     ==========     ==========     ==========     ==========    ========
Borrowings for the period:
  Amount of debt outstanding
    at end of period............        --              --             --             --             --          --
  Average amount of debt
    outstanding during the
    period(e)...................  $ 593,789             --             --             --             --     $485,359
  Average number of shares
    outstanding during the
    period (000s
    omitted)(e).................    229,272         249,351        314,490        246,273        102,353      44,770
  Average amount of debt per
    share during the period.....  $  0.0026             --             --             --             --     $   .011


                                        OCTOBER 31,              DECEMBER 31,(a)
                                   ------------------------    --------------------
                                      1989         1988(b)       1987        1986(b)
                                   ----------     --------     --------     --------
Net asset value, beginning of
  period........................   $     9.23     $   8.36     $   8.82     $   9.10
Income from investment
  operations:
  Net investment income.........         0.10         0.07         0.07         0.09
  Net gains (losses) on
    securities (both realized
    and unrealized).............         3.10         0.80         0.83         2.11
                                   ----------     --------     --------     --------
  Total from investment
    operations..................         3.20         0.87         0.90         2.20
                                   ----------     --------     --------     --------
Less distributions:
  Dividends from net
    investment income...........        (0.11)         --         (0.09)       (0.09)
  Distributions from net
    realized capital gains......          --           --         (1.27)       (2.39)
                                   ----------     --------     --------     --------
  Total distributions...........        (0.11)         --         (1.36)       (2.48)
                                   ----------     --------     --------     --------
  Net asset value, end of
    period......................   $    12.32     $   9.23     $   8.36     $   8.82
                                   ==========     ========     ========     ========
Total return(c).................        35.13%       10.41%        9.75%       25.06%
                                   ==========     ========     ========     ========
Ratios/supplemental data:
  Net assets, end of period
    (000s omitted)..............   $  393,320     $297,284     $286,453     $171,138
                                   ==========     ========     ========     ========
  Ratio of expenses to
    average net assets..........          1.2%         1.1%(f)      1.0%         1.0%
                                   ==========     ========     ========     ========
  Ratio of net investment
    income to average net
    assets......................          1.0%         0.9%(f)      0.7%         0.8%
                                   ==========     ========     ========     ========
Portfolio turnover rate.........           87%          93%         108%         113%
                                   ==========     ========     ========     ========
Borrowings for the period:
  Amount of debt outstanding
  at end of period..............   $3,781,000          --      $355,000          --
  Average amount of debt
    outstanding during the
    period(e)...................   $1,082,551     $228,587     $509,259     $ 56,307
  Average number of shares
    outstanding during the
    period (000s
    omitted)(e).................       31,275       33,031       25,825       18,519
  Average amount of debt per
    share during the period.....   $     .035     $   .007     $   .020     $   .003

---------------
(a) Per share information has been restated to reflect a 2 for 1 stock split, effected in the form of a dividend, on September 29, 1987.
(b) The Fund changed investment advisors on May 1, 1986 and on September 30,
    1988.
(c) Does not deduct sales charges and, for periods less than one year, total returns are not annualized.
(d) After waiver of advisory fees. Ratios of expenses and net investment income to average net assets prior to waiver of advisory fees were 1.2% and (0.04%), respectively. Ratios are based on average net assets of $4,072,429,878.

(e) Averages computed on a daily basis.

(f) Annualized.

                     AIM WEINGARTEN FUND -- CLASS B SHARES

                                                                                                                         PERIOD
                                                                                                                         JUNE 26,
                                                                                                                         THROUGH
                                                                                                                        OCTOBER 31,
                                                                                                                          1995
                                                                                                                         -------
Net asset value, beginning of period.................................................................................    $ 18.56
Income from investment operations: Net investment income (loss)......................................................      (0.03)
 Net gains (losses) on securities (both realized and unrealized).....................................................       1.75
                                                                                                                         -------
 Total from investment operations....................................................................................       1.72
                                                                                                                         -------
Less distributions: Dividends from net investment income..............................................................        --
 Distributions from net realized capital gains........................................................................        --
                                                                                                                         -------
 Total distributions..................................................................................................        --
                                                                                                                         -------
 Net asset value, end of period.......................................................................................   $ 20.28
                                                                                                                         =======
Total return(a).......................................................................................................      9.27%
                                                                                                                         =======
Ratios/supplemental data:
 Net assets, end of period (000s omitted).............................................................................   $43,238
                                                                                                                         =======
 Ratio of expenses to average net assets..............................................................................      1.91%(b)
                                                                                                                         =======
 Ratio of net investment income (loss) to average net assets..........................................................    (0.76)%(b)
                                                                                                                        =======
Portfolio turnover rate...............................................................................................      139%
                                                                                                                        =======
Borrowings for the period:
 Amount of debt outstanding at end of period (000s omitted)...........................................................       --
 Average amount of debt outstanding during the period (000s omitted)(c)...............................................        3
 Average number of shares outstanding during the period (000s omitted)(c).............................................    1,036
 Average amount of debt per share during the period...................................................................  $0.0029

---------------

(a) Do not deduct contingent deferred sales charges and is not annualized for periods less than one year.

(b) Annualized. After waiver of advisory fees. Annualized ratios of expenses and net investment income (loss) to average net assets prior to waiver of advisory fees were 1.94% and (0.79)%, respectively. Ratios are based on average net assets of $19,567,695.

(c) Averages computed on a daily basis.

                    AIM CONSTELLATION FUND -- CLASS A SHARES

                                                                           OCTOBER 31,
                                         -------------------------------------------------------------------------------
                                            1995              1994         1993           1992        1991         1990
                                         ----------        ---------     ---------     ---------   ---------    ---------
Net asset value, beginning of period.... $    18.31        $    17.04    $   13.25     $  11.72    $    6.59    $    9.40
Income from investment operations:
 Net investment income (loss)...........      (0.05)            (0.02)       (0.04)       (0.04)       (0.03)       (0.03)
 Net gains (losses) on securities (both
   realized and unrealized).............       5.95              1.29         3.83         1.76         5.16        (1.23)
                                         ----------        ----------    ---------     --------    ---------    ---------
 Total from investment operations.......       5.90              1.27         3.79         1.72         5.13        (1.26)
                                         ----------        ----------    ---------     --------    ---------    ---------
Less distributions:
 Dividends from net investment income...         --                --           --          --           --         (0.01)
 Distributions from capital gains.......      (0.52)               --           --        (0.19)          --        (1.54)
                                         ----------        ----------    ----------    --------    ---------    ---------
 Total distributions....................      (0.52)               --           --        (0.19)          --        (1.55)
                                         ----------        ----------    ----------    --------    ---------    ---------
Net asset value, end of period.......... $    23.69        $    18.31    $    17.04    $  13.25    $   11.72    $    6.59
                                         ==========        ==========    ==========    ========    =========    =========
Total return(c).........................      33.43%             7.45%        28.60%      14.82%       77.85%      (16.17)%
                                         ==========        ==========    ==========    ========    =========    =========
Ratios/supplemental data:
 Net assets, end of period (000s
   omitted)............................. $7,000,350        $3,726,029    $2,756,497    $966,472    $ 342,835    $  83,304
                                         ==========        ==========    ==========    ========    =========    =========
 Ratio of expenses to average net
   assets...............................        1.2%(d)           1.2%          1.2%        1.2%         1.4%         1.4%
                                         ==========        ==========    ==========    ========    =========   ==========
 Ratio of net investment income (loss)
   to average net assets................       (0.3)%(d)         (0.2)%        (0.3)%      (0.4)%       (0.4)%       (0.4)%
                                         ==========        ==========    ==========    ========    =========   ==========
Portfolio turnover rate.................         45%               79%           70%         62%         109%         192%
                                         ==========        ==========    ==========    ========    =========   ==========
Borrowings for the period:
 Amount of debt outstanding at end of
   period (000s omitted)................         --                --           --          --           --           --
 Average amount of debt outstanding
   during the period(f).................         --                --           --          --           --    $2,344,356
 Average number of shares outstanding
   during the period (000s
   omitted)(f)..........................    244,731           182,897      124,101      55,902       21,205        11,397
 Average amount of debt per share during
   the period...........................         --                --           --          --           --    $     0.21

                                                    OCTOBER 31,                     DECEMBER 31,
                                               ----------------------        -----------------------
                                                 1989        1988(b)           1987(a)      1986(b)
                                              ----------   ----------        ----------   ----------
Net asset value, beginning of period....      $     7.34   $     6.35        $    10.58   $    10.90
Income from investment operations:
 Net investment income (loss)...........            0.01        (0.03)            (0.05)       (0.07)
 Net gains (losses) on securities (both
   realized and unrealized).............            2.46         1.02              0.36         3.13
                                              ----------   ----------        ----------   ----------
 Total from investment operations.......            2.47         0.99              0.31         3.06
                                              ----------   ----------        ----------   ----------
Less distributions:
 Dividends from net investment income...              --           --                --           --
 Distributions from capital gains.......           (0.41)          --             (4.54)       (3.38)
                                              ----------   ----------        ----------   ----------
 Total distributions....................           (0.41)          --             (4.54)       (3.38)
                                              ----------   ----------        ----------   ----------
Net asset value, end of period..........      $     9.40   $     7.34        $     6.35   $    10.58
                                              ==========   ==========        ==========   ==========
Total return(c).........................           35.50%       15.59%             2.85%       28.56%
                                              ==========   ==========        ==========   ==========
Ratios/supplemental data:
 Net assets, end of period (000s
   omitted).............................      $   74,731   $   78,272        $   71,418   $   78,885
                                              ==========   ==========        ==========   ==========
 Ratio of expenses to average net
   assets...............................             1.4%         1.3%(e)           1.1%         1.1%
                                              ==========   ==========        ==========   ==========
 Ratio of net investment income (loss)
   to average net assets................             0.1%        (0.6)%(e)         (0.4)%       (0.5)%
                                              ==========   ==========        ==========   ==========
Portfolio turnover rate.................             149%         131%              135%         107%
                                              ==========   ==========        ==========   ==========
Borrowings for the period:
 Amount of debt outstanding at end of
   period (000s omitted)................      $    9,610   $    5,266        $      109   $    3,740
 Average amount of debt outstanding
   during the period(f).................      $2,608,721   $2,147,733        $2,365,545   $3,187,597
 Average number of shares outstanding
   during the period (000s
   omitted)(f)..........................          10,050       10,845             9,668        8,519
 Average amount of debt per share during
   the period...........................      $     0.26   $     0.20        $     0.24   $     0.37

---------------
(a) Per share information has been restated to reflect a 2 for 1 stock split, effected in the form of a dividend, on June 19, 1987.
(b) The Fund changed investment advisors on September 30, 1988 and May 1, 1986.
(c) Does not deduct sales charges and for periods less than one year, total returns are not annualized.
(d) Ratios are based on average net assets of $4,968,568,278.
(e) Annualized.
(f) Averages computed on a daily basis.

--------------------------------------------------------------------------------

PERFORMANCE

  Each Fund's performance may be quoted in advertising in terms of yield or total return. All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charge) to which investments in shares of the Funds may be subject. CHARTER and WEINGARTEN will also include performance data on Class A and Class B shares in any advertisement or promotional material which includes such fund performance data. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Funds. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders which is available upon request and without charge.

  Standardized total return for Class A shares of a Fund reflects the deduction of the maximum initial sales charge at the time of purchase. Standardized total return for Class B shares of CHARTER and WEINGARTEN reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.

  A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested and that all charges and expenses are deducted. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN A FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gain or loss.

  Yield is computed in accordance with a standardized formula described in the Statement of Additional Information and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of a Fund's investments, the Fund's maturity and the Fund's operating expense ratio.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of any Fund. Such a practice will have the effect of increasing that Fund's yield and total return. The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. A shareholder's investment in a Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in any Fund.

--------------------------------------------------------------------------------

INVESTMENT PROGRAMS

  The Company has four series, each of which is a separate investment portfolio -- CHARTER, WEINGARTEN, AGGRESSIVE GROWTH and CONSTELLATION. Three of the investment portfolios, CHARTER, WEINGARTEN and CONSTELLATION are discussed herein. Each of the Funds has its own investment objectives and investment program. There can, of course, be no assurance that any Fund will in fact achieve its objectives since all investments are inherently subject to market risks. The Board of Directors of the Company reserves the right to change any of the investment policies, strategies or practices of any of the Funds, as described in this Prospectus and in the Statement of Additional Information, without shareholder approval, except in those instances where shareholder approval is expressly required.

  Each of the Funds may invest, for temporary or defensive purposes, all or a substantial portion of its assets in investment grade (high quality) corporate bonds, commercial paper, or U.S. Government obligations. In addition, a portion of each Fund's assets may be held, from time to time, in cash, repurchase agreements, or other debt securities, when such positions are deemed advisable in light of economic or market conditions.

  AIM CHARTER FUND. The primary investment objective of CHARTER is to seek growth of capital, with current income as a secondary objective. Although the amount of CHARTER'S current income will vary from time to time, it is anticipated that the current income realized by CHARTER will generally be greater than that realized by mutual funds whose sole objective is growth of capital. CHARTER seeks to achieve its objective by investing primarily in common stocks of companies believed by management to have the potential for above average growth in revenues and earnings. The Fund may satisfy the foregoing requirement in part through the ownership of securities which are convertible into, or exchangeable for, common stocks. Generally, at least 80% of CHARTER'S investments will be in interest, income or dividend paying stocks.

  AIM WEINGARTEN FUND. The investment objective of WEINGARTEN is to seek growth of capital principally through investment in common stocks of seasoned and better capitalized companies. Current income will not be an important criterion of investment selection, and any such income should be considered incidental. It is anticipated that common stocks will be the principal form of investment by the Fund. WEINGARTEN'S portfolio is primarily comprised of securities of two basic categories of companies: (a) "core" companies, which Fund management considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (b) "earnings acceleration" companies which Fund management believes are currently enjoying a dramatic increase in profits. See "Investment Objectives and Policies" in the Statement of Additional Information.

  AIM CONSTELLATION FUND. The investment objective of CONSTELLATION is to seek capital appreciation. CONSTELLATION aggressively seeks to increase shareholders' capital by investing principally in common stocks, with emphasis on medium-sized and smaller emerging growth companies. Management of the Fund will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by the Fund may fluctuate widely. Any income received from securities held by the Fund will be incidental, and an investor should not consider a purchase of shares of the Fund as equivalent to a complete investment program. CONSTELLATION'S portfolio is primarily comprised of securities of two basic categories of companies: (a) "core" companies, which Fund management considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (b) "earnings acceleration" companies which Fund management believes are currently enjoying a dramatic increase in profits. See "Certain Investment Strategies and Policies" below and "Investment Objectives and Policies" in the Statement of Additional Information.

  There can, of course, be no assurance that the Funds will in fact achieve their objectives since all investments are inherently subject to market risks. The Board of Directors of the Company reserves the right to change any of the investment policies, strategies or practices of the Funds, as described in this Prospectus and in the Statement of Additional Information, without shareholder approval, except in those instances where shareholder approval is expressly required.

   CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of their respective objectives and policies, the Funds may employ one or more of the following strategies in order to enhance investment results:

  REPURCHASE AGREEMENTS. Each of the Funds may enter into repurchase agreements. A repurchase agreement is an instrument under which the Fund acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

  STOCK INDEX FUTURES CONTRACTS. Each of the Funds may purchase and sell stock index futures contracts. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. Each of the Funds will only enter into domestic stock index futures. No physical delivery of the underlying stocks in the index is made. Each of the Funds will only enter into futures contracts as a hedge against changes resulting from market conditions in the values of the securities held or which the Fund intends to purchase. Generally, a Fund may elect to close a position in a futures contract by taking an opposite position which will operate to terminate such Fund's position in the futures contract. See the Statement of Additional Information for a description of the Funds' investments in futures contracts, including certain related risks. The Funds may each purchase or sell futures contracts if, immediately thereafter, the sum of the amount of margin deposits and premiums on open positions with respect to futures contracts would not exceed 5% of the market value of a Fund's total assets.

  WRITING COVERED CALL OPTION CONTRACTS. WEINGARTEN and CONSTELLATION may write
(sell) covered call options. The purpose of such transactions is to hedge against changes in the market value of a Fund's portfolio securities caused by fluctuating interest rates, fluctuating currency exchange rates and changing market conditions, and to close out or offset existing positions in such options or futures contracts as described below. None of the Funds will engage in such transactions for speculative purposes.

  CONSTELLATION and WEINGARTEN may each write (sell) call options, but only if such options are covered and remain covered as long as the Fund is obligated as a writer of the option (seller). A call option is "covered" if a Fund owns the underlying security covered by the call. If a "covered" call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option is exercised, the writer realizes either a gain or loss from the sale or purchase of the underlying security with the proceeds to the writer being increased by the amount of the premium. Prior to its expiration, a call option may be closed out by means of a purchase of an identical option. Any gain or loss from such transaction will depend on whether the amount paid is more or less than the premium received for the option plus related transaction costs.

  Options are subject to certain risks, including the risk of imperfect correlation between the option and a Fund's other investments and the risk that there might not be a liquid secondary market for the option when the Fund seeks to hedge against adverse market movements. In general, options whose strike prices are close to their underlying securities' current values will have the highest trading value, while options whose strike prices are further away may be less liquid. The liquidity of options may also be affected if options exchanges impose trading halts, particularly when markets are volatile.

  The investment policies of WEINGARTEN and CONSTELLATION permit the writing of call options on securities comprising no more than 25% of the value of each Fund's net assets. Each Fund's policies with respect to the writing of call options may be changed by the Company's Board of Directors, without shareholder approval.

  ILLIQUID SECURITIES. None of the Funds will invest more than 15% of their net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days.

  RULE 144A SECURITIES. Each of the Funds may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). These securities are sometimes referred to as private placements. Although securities which may be resold only to "qualified institutional buyers" in accordance with the provisions of Rule 144A under the 1933 Act are unregistered securities, the Funds may each purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above under "Illiquid Securities," provided that a determination is made that such securities have a readily available trading market. AIM will determine the liquidity of Rule 144A securities under the supervision of the Company's Board of Directors. The liquidity of Rule 144A securities will be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, a Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

  FOREIGN SECURITIES. To the extent consistent with their respective investment objectives, each of the Funds may invest in foreign securities. It is not anticipated that such foreign securities, which may be payable in foreign currencies and traded abroad, will constitute more than 20% of the value of each Fund's respective total assets. For purposes of computing such limitation, American Depository Receipts, European Depository Receipts and other securities representing underlying securities of foreign issuers are treated as foreign securities. To the extent a Fund invests in securities denominated in foreign currencies, each Fund bears the risk of changes in the exchange rates between U.S. currency and the foreign currency, as well as the availability and status of foreign securities markets. These securities will be marketable equity securities (including common and preferred stock, depositary receipts for stock and fixed income or equity securities exchangeable for or convertible into stock) of foreign companies which, with their predecessors, have been in continuous operation for three years or more and which generally are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. Each of the Funds may also invest in foreign securities listed on recognized U.S. securities exchanges or traded in the U.S. over-the-counter market. Such foreign securities may be issued by foreign companies located in developing countries in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle. As compared to investment in the securities markets of developed countries, investment in the securities markets of developing countries involves exposure to markets that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable. For a discussion of the risks pertaining to investments in foreign obligations, see "Risk Factors Regarding Foreign Securities" below.

  RISK FACTORS REGARDING FOREIGN SECURITIES. Investments by a Fund in foreign securities, whether denominated in U.S. currencies or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks as set forth below.

  Currency Risk. The value of each Fund's foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

  Political and Economic Risk. The economies of many of the countries in which the Funds may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of each Fund's investments.

  Regulatory Risk. Foreign companies are not registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

  Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

  PORTFOLIO TURNOVER. Any particular security will be sold, and the proceeds reinvested, whenever such action is deemed prudent from the viewpoint of a Fund's investment objectives, regardless of the holding period of that security. Each Fund's historical portfolio turnover rates are included in the Financial Highlights tables herein. A higher rate of portfolio turnover may result in higher transac-tion costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to a Fund, the portion of the Fund's distributions constituting taxable capital gains may increase.

  The investment objectives and policies stated above are not fundamental policies of the Funds and may be changed by the Board of Directors of the Company without shareholder approval. Shareholders will be notified before any material change in the investment policies stated above become effective.

  INVESTMENT RESTRICTIONS. Each of the Funds has adopted a number of investment restrictions, including the following:

  BORROWING. Each of the Funds may borrow money to a limited extent from banks (including the Funds' custodian bank) for temporary or emergency purposes. CHARTER and WEINGARTEN may each borrow amounts of up to 10% of their respective total assets and may each pledge amounts of up to 20% of their respective total assets to secure such borrowings. CONSTELLATION may borrow amounts to purchase or carry securities only if, immediately after such borrowing, the value of its assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings.

  In addition to the ability to borrow money for temporary or emergency purposes, CONSTELLATION may, but has no current intention to, borrow money from banks to purchase or carry securities. The amount of such borrowings is limited by provisions of the Investment Company Act of 1940 (the "1940 Act"). Any investment gains made by CONSTELLATION with the borrowed monies in excess of interest paid by the Fund will cause the net asset value of the Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased with the proceeds of such borrowings fails to cover the interest paid on the money borrowed by the Fund, the net asset value of the Fund will decrease faster than would otherwise be the case. This speculative factor is known as "leveraging."

  LENDING OF FUND SECURITIES. Each of the Funds may also lend its portfolio securities in amounts up to 33 1/3% of the total assets of the respective Funds. Such loans could involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

  The foregoing investment restrictions are matters of fundamental policy and may not be changed without shareholder approval. For additional investment restrictions applicable to the Funds, see the Statement of Additional Information.

--------------------------------------------------------------------------------

MANAGEMENT

  The overall management of the business and affairs of the Funds is vested with the Company's Board of Directors. The Board of Directors approves all significant agreements between the Company and persons or companies furnishing services to a Fund, including the Master Advisory Agreement with AIM, the Master Sub-Advisory Agreement between AIM and AIM Capital with respect to the Funds, the Master Administrative Services Agreement with AIM, the Master Distribution Agreement with AIM Distributors as the distributor of the shares of the Retail Classes of the Funds, the Custodian Agreement with State Street Bank and Trust Company as custodian and the Transfer Agency and Service Agreement with AFS as transfer agent. The day-to-day operations of each Fund are delegated to its officers and to AIM, subject always to the objectives and policies of the Fund and to the general supervision of the Companys Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent of AIM. AIM Management is a holding company engaged in the financial services business. Information concerning the Board of Directors may be found in the Statement of Additional Information.

  INVESTMENT ADVISOR. AIM, 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, serves as the investment advisor to each Fund pursuant to the Master Advisory Agreement. AIM was organized in 1976, and advises or manages 37 investment company portfolios (including the Funds). As of December 1, 1995, the total assets of the investment company portfolios advised or managed by AIM and its affiliates were approximately $41.2 billion. AIM is a wholly-owned subsidiary of AIM Management.

  Under the terms of the Master Advisory Agreement, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. AIM will not be liable to the Funds or their shareholders except in the case of AIM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty; provided, however that AIM may be liable for certain breaches of duty under the 1940 Act.

  For a discussion of AIM's brokerage allocation policies and practices, see "Portfolio Transactions and Brokerage" in the Statement of Additional Information. In accordance with policies established by the directors, AIM may take into account sales of shares of the Funds and other funds advised by AIM in selecting broker-dealers to effect portfolio transactions on behalf of the Funds.

  ADMINISTRATOR. The Company has entered into a Master Administrative Services Agreement effective as of October 18, 1993 with AIM, pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Funds, including the services of a principal financial officer of the Funds and related staff. As compensation to AIM for its services under the Master Administrative Services Agreements, the Funds reimburse AIM for expenses incurred by AIM or its affiliates in connection with such services.

  SUB-ADVISOR. AIM Capital, 11 Greenway Plaza, Suite 1919, Houston, TX 77046-1173, serves as sub-advisor to the Funds pursuant to the Master Sub-Advisory Agreement between AIM and AIM Capital. Under the terms of the Master Sub-Advisory Agreement, AIM has appointed AIM Capital to provide certain investment advisory services for each of the Funds, subject to overall supervision by AIM and the Company's Board of Directors. Sub-advisory agreements between AIM and AIM Capital for the Funds, with substantially identical terms to the Sub-Advisory Agreement, were in effect prior to October 18, 1993. AIM Capital is a wholly-owned subsidiary of AIM. Certain of the directors and officers of AIM Capital are also executive officers of the Company.

  FEE WAIVERS. AIM may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of any Fund but will retain its ability to be reimbursed prior to the end of the fiscal year.

  ADVISORY FEES. As compensation for its services AIM is paid an investment advisory fee, which is calculated separately for each Fund. AIM received total advisory fees from CHARTER, WEINGARTEN and CONSTELLATION for the fiscal year ended October 31, 1995 which represented 0.64%, 0.61% and 0.62%, respectively, of each of such Fund's average daily net assets. As compensation for its services, AIM Capital receives a fee from AIM equal to 50% of the fees received by AIM under the Master Advisory Agreement on behalf of the Funds.

  AIM received reimbursement of administrative services costs with respect to Class A shares from CHARTER, WEINGARTEN and CONSTELLATION for the fiscal year ended October 31, 1995 which represented 0.006%, 0.004% and 0.003%, respectively, of each such Fund's average daily net assets. Total expenses for a Class A share of the Retail Class for the fiscal year ended October 31, 1995, stated as a percentage of average net assets of each of CHARTER, WEINGARTEN and CONSTELLATION were 1.17%, 1.17% and 1.16%, respectively.

  AIM received reimbursement of administrative service costs with respect to Class B shares of Charter and Weingarten for the fiscal year ended October 31, 1995, which represented 0.006% and 0.004%, respectively, of each such Fund's average daily net assets.

  In addition, the Company and AFS, P.O. Box 4739, Houston, TX 77210-4739, a wholly-owned subsidiary of AIM and registered transfer agent, have entered into the Transfer Agency and Service Agreement, pursuant to which AFS provides transfer agency, dividend distribution and disbursement, and shareholder services to the Retail Classes of the Funds.

  DISTRIBUTOR. The Company has entered into Master Distribution Agreements on behalf of each of the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the distributor of Class A and Class B shares of the Funds. Distribution agreements between the Company and AIM Distributors (with respect to Class A shares of CHARTER, WEINGARTEN, and CONSTELLATION), were in effect prior to October 18, 1993. Certain directors and officers of the Company are affiliated with AIM Distributors.

  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Retail Classes of the Funds directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of CHARTER and WEINGARTEN at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of each Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.

  DISTRIBUTION PLANS. Class A Plan. The Company has adopted a master distribution plan applicable to Class A shares of each Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Class A Plan, the Company may compensate AIM Distributors an aggregate amount of 0.30% of the average daily net assets of the Class A shares of each Fund on an annualized basis for the purpose of financing any activity that is intended to result in the sale of shares of each Fund. The Class A Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own shares of a Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A shares of each Fund and who provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.

  Class B Plan. The Company has also adopted a master distribution plan applicable to Class B shares of CHARTER and WEINGARTEN (the "Class B Plan"). Under the Class B Plan, each of CHARTER and WEINGARTEN pays distribution expenses at an annual rate of

1.00% of the average daily net assets attributable to such Fund's Class B shares. Of such amount CHARTER and WEINGARTEN each pays a service fee of 0.25% of the average daily net assets attributable to such Fund's Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to any Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of such Fund.

  Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales seminars, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Company will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.

  Each of the Plans may be terminated at any time by a vote of the majority of those directors who are not "interested persons" of the Company or by a vote of the holders of the majority of the outstanding shares of the applicable class.

  Under the Plans, AIM Distributors may in its discretion from time to time agree to waive voluntarily all or any portion of its 12b-1 fee, while retaining its ability to be reimbursed for such fee prior to the end of each fiscal year.

  Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent, for the Fund in making such payments. The Funds will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.

  For additional information concerning the operation of the Plans see the Statement of Additional Information.

PORTFOLIO MANAGERS

  AIM uses a team approach and a disciplined investment process in providing investment advisory services to all of its accounts, including the Funds. AIM's investment staff consists of 95 individuals. While individual members of AIM's investment staff are assigned primary responsibility for the day-to-day management of each of AIM's accounts, all accounts are reviewed on a regular basis by AIM's Investment Policy Committee to ensure that they are being invested in accordance with the account's and AIM's investment policies. The individuals who are primarily responsible for the day-to-day management of the Funds and their titles, if any, with AIM or its affiliates and the Fund, the length of time they have been responsible for the management, and their years of investment experience and prior experience (if they have been with AIM for less than five years) are shown below.

  Lanny H. Sachnowitz and Joel P. Dobberpuhl are primarily responsible for the day-to-day management of CHARTER. Mr. Sachnowitz is Vice President of AIM Capital and has been responsible for the Fund since 1991. Mr. Sachnowitz has been associated with AIM and/or its affiliates since 1987 and has seven years of experience as an investment professional. Mr. Dobberpuhl is Vice President of AIM Capital and has been responsible for the Fund since 1995. Mr. Dobberpuhl has been associated with AIM since 1990 and has a total of six years of experience as an investment professional. Prior to 1990, he served as an equity trader and portfolio analyst for NationsBank of Texas, N.A.

  Jonathan C. Schoolar, Robert M. Kippes and David P. Barnard are primarily responsible for the day-to-day management of WEINGARTEN. Mr. Schoolar is Senior Vice President and Director of AIM Capital, Vice President of AIM and Senior Vice President of the Company and has been responsible for the Fund since 1987. He has been associated with AIM and/or its affiliates since 1986 and has 12 years of experience as an investment professional. Mr. Kippes is Vice President of AIM Capital and has been responsible for the Fund since 1994. Mr. Kippes has been associated with AIM and/or its affiliates since 1989 and has six years of experience as an investment professional. Mr. Barnard is Vice President of AIM Capital and has been responsible for the Fund since 1986. Mr. Barnard has been associated with AIM and/or its affiliates since 1982 and has 21 years of experience as an investment professional.

  Robert M. Kippes, David P. Barnard and Jonathan C. Schooler are primarily responsible for the day-to-day management of CONSTELLATION. Mr. Kippes is Vice President of AIM Capital. He currently serves as manager of CONSTELLATION and has been responsible for the Fund since 1993. Mr. Kippes has been associated with AIM and/or its affiliates since 1989 and has six years of experience as an investment professional. Mr. Barnard's background is discussed above with respect to the management of Weingarten; he has also been responsible for the management of CONSTELLATION since 1990. Mr. Schoolar, whose background is discussed above with respect to the management of Weingarten, has also been responsible for the management of CONSTELLATION since 1987.

--------------------------------------------------------------------------------

ORGANIZATION OF THE COMPANY

  The Company was organized in 1988 as a Maryland corporation, and is registered with the SEC as a diversified, open-end, series, management investment company. The Company currently consists of four separate operating portfolios: CHARTER and WEINGARTEN, each of which has a Retail Class of shares consisting of Class A and Class B shares and an Institutional Class; CONSTELLATION, which has a Retail Class of Class A shares and an Institutional Class, and AGGRESSIVE GROWTH, which has a Retail Class of Class A shares.

  The authorized capital stock of the Company consists of 7,000,000,000 shares of common stock with a par value of $.001 per share, of which 750,000,000 shares are classified Class A shares of each investment portfolio (including two that have not commenced operations), 750,000,000 shares are classified Class B shares of each of CHARTER and WEINGARTEN, 200,000,000 shares are classified Institutional Shares of each of the Funds, and the balance of which are unclassified.

  Each class of shares of the same Fund represents interests in that Fund's assets and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that each class of shares bears differing class-specific expenses, is subject to differing sales loads, conversion features and exchange privileges, and has exclusive voting rights on matters pertaining to that class' distribution plan.

  Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the different classes of shares, where applicable, of a Fund. However, on matters affecting one portfolio of the Company or one class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but which requires a separate vote of another portfolio or class. An example of a matter which would be voted on separately by shareholders of a portfolio is the approval of an advisory agreement, and an example of a matter which would be voted on separately by shareholders of a class of shares is approval of a distribution plan. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are fully transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect directors, holders of more than 50% of the shares voting for the election of directors can elect all of the directors of the Company, and the holders of less than 50% of the shares voting for the election of directors will not be able to elect any directors.

  The holder of shares of each Fund is entitled to such dividends payable out of the net assets allocable to such Fund as may be declared by the Board of Directors of the Company. In the event of liquidation or dissolution of the Company, the holders of shares of each Fund will be entitled to receive pro rata, subject to the rights of creditors, the net assets of the Company allocable to the Fund. Fractional shares of each Fund have the same rights as full shares to the extent of their proportionate interest.

  Under Maryland law and the Company's By-Laws, the Company need not hold an annual meeting of shareholders unless a meeting is required under the 1940 Act to elect directors. Shareholders may remove directors from office, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Company's outstanding shares.

 THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND SHAREHOLDER
                                 ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 5:30 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
                         TO THE AIM FAMILY OF FUNDS(R)
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of the following mutual funds:

            AIM AGGRESSIVE GROWTH FUND           AIM INTERMEDIATE GOVERNMENT FUND
            AIM BALANCED FUND                    AIM INTERNATIONAL EQUITY FUND
            AIM CHARTER FUND                     AIM LIMITED MATURITY TREASURY SHARES
            AIM CONSTELLATION FUND               AIM MONEY MARKET FUND*
            AIM GLOBAL AGGRESSIVE GROWTH FUND    AIM MUNICIPAL BOND FUND
            AIM GLOBAL GROWTH FUND               AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
            AIM GLOBAL INCOME FUND               AIM TAX-EXEMPT CASH FUND*
            AIM GLOBAL UTILITIES FUND            AIM TAX-FREE INTERMEDIATE SHARES
            AIM GROWTH FUND                      AIM VALUE FUND
            AIM HIGH YIELD FUND                  AIM WEINGARTEN FUND
            AIM INCOME FUND

* Shares of AIM TAX-EXEMPT CASH FUND, and Class C shares of AIM MONEY MARKET FUND, are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A and Class B shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.

--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed IRS Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable Internal Revenue Service penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Account ("IRA") is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, IRA/Simplified Employee Pension ("SEP") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such plans is $25), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM Funds account.

  AFS' mailing address is:

                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at one of the following telephone numbers:

                               (713) 626-1919 Extension 5224 (in Houston)
                               (800) 959-4246 (elsewhere)

  Shares of any AIM Funds not named on the cover of this Prospectus are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (713) 626-1919, Extension 5001 (in Houston) or (800) 347-4246
(elsewhere).

                                                                       MCF 12/95

  HOW TO PURCHASE ADDITIONAL SHARES. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.

  Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. Direct investments may be made by mail or by wiring payment to AFS as follows:

  SUBSEQUENT PURCHASES BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

Beneficiary Bank ABA/Routing #:   113000609
Beneficiary Account Number:       00100366807
Beneficiary Account Name:         AIM Fund Services, Inc.
RFB:                              Fund name, Reference Number (16 character limit)
OBI:                              Shareholder Name, Shareholder Account Number
                                  (70 character limit)

  If wires are received after 4:00 p.m. Eastern Time or during a bank holiday, purchases will be confirmed at the price determined on the next business day of the applicable AIM Fund.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS

  Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM AGGRESSIVE GROWTH FUND, AIM BALANCED FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM GROWTH FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, (other than AIM AGGRESSIVE GROWTH FUND and AIM CONSTELLATION FUND, collectively, the "Multiple Class Funds") may be purchased at their respective net asset value plus a sales charge as indicated below, except that shares of AIM TAX-EXEMPT CASH FUND and Class C shares (the "Class C shares") of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") of the Multiple Class Funds are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A or Class B shares (or, if applicable, Class C shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (713) 626-1919, Extension 5001 (in Houston) or
(800) 347-4246 (elsewhere). As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value." The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

                                                                       MCF 12/95

SALES CHARGES AND DEALER CONCESSIONS

  GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM AGGRESSIVE GROWTH FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM GLOBAL UTILITIES FUND, AIM GROWTH FUND, AIM INTERNATIONAL EQUITY FUND, AIM MONEY MARKET FUND, AIM VALUE FUND and AIM WEINGARTEN FUND.

                                                                        DEALER
                                                                      CONCESSION
                                           INVESTOR'S SALES CHARGE    -----------
                                          -------------------------      AS A
                                              AS A          AS A      PERCENTAGE
                                           PERCENTAGE    PERCENTAGE      OF THE
                                          OF THE PUBLIC  OF THE NET      PUBLIC
   AMOUNT OF INVESTMENT IN                  OFFERING       AMOUNT       OFFERING
     SINGLE TRANSACTION                      PRICE        INVESTED       PRICE
-----------------------------             ------------   ----------   -----------
              Less than $   25,000           5.50%          5.82%        4.75%
 $ 25,000 but less than $   50,000           5.25           5.54         4.50
 $ 50,000 but less than $  100,000           4.75           4.99         4.00
 $100,000 but less than $  250,000           3.75           3.90         3.00
 $250,000 but less than $  500,000           3.00           3.09         2.50
 $500,000 but less than $1,000,000           2.00           2.04         1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." Purchases of $1,000,000 or more are at net asset value, subject to a contingent deferred sales charge of 1% if shares are redeemed prior to 18 months from the date such shares were purchased, as described under the caption "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."

  GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: AIM TAX-EXEMPT BOND FUND OF CONNECTICUT; and the Class A shares of each of AIM BALANCED FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM HIGH YIELD FUND, AIM INCOME FUND , AIM INTERMEDIATE GOVERNMENT FUND and AIM MUNICIPAL BOND FUND.

                                                                        DEALER
                                                                      CONCESSION
                                           INVESTOR'S SALES CHARGE    -----------
                                          -------------------------      AS A
                                              AS A          AS A      PERCENTAGE
                                           PERCENTAGE    PERCENTAGE      OF THE
                                          OF THE PUBLIC  OF THE NET      PUBLIC
   AMOUNT OF INVESTMENT IN                  OFFERING       AMOUNT       OFFERING
     SINGLE TRANSACTION                      PRICE        INVESTED       PRICE
-----------------------------             ------------   ----------   -----------
              Less than $   50,000           4.75%          4.99%        4.00%
 $ 50,000 but less than $  100,000           4.00           4.17         3.25
 $100,000 but less than $  250,000           3.75           3.90         3.00
 $250,000 but less than $  500,000           2.50           2.56         2.00
 $500,000 but less than $1,000,000           2.00           2.04         1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/ or advance a service fee on such transactions. See "All Groups of AIM Funds." Purchases of $1,000,000 or more are at net asset value, subject to a contingent deferred sales charge of 1% if shares are redeemed prior to 18 months from the date such shares were purchased, as described under the caption "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."

  GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are AIM LIMITED MATURITY TREASURY SHARES and AIM TAX-FREE INTERMEDIATE SHARES.

                                                                        DEALER
                                                                      CONCESSION
                                           INVESTOR'S SALES CHARGE    -----------
                                          -------------------------      AS A
                                              AS A          AS A      PERCENTAGE
                                           PERCENTAGE    PERCENTAGE     OF THE
                                          OF THE PUBLIC  OF THE NET     PUBLIC
   AMOUNT OF INVESTMENT IN                  OFFERING       AMOUNT      OFFERING
     SINGLE TRANSACTION                      PRICE        INVESTED       PRICE
-----------------------------             ------------   ----------   -----------
              Less than $  100,000           1.00%          1.01%        0.75%
 $100,000 but less than $  250,000           0.75           0.76         0.50
 $250,000 but less than $1,000,000           0.50           0.50         0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/ or advance a service fee on such transactions.

                                                                       MCF 12/95

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than AIM LIMITED MATURITY TREASURY SHARES and AIM TAX-FREE INTERMEDIATE SHARES as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Programs for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1,000,000 or more of shares which normally involve payment of initial sales charges, and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of shares of AIM LIMITED MATURITY TREASURY SHARES, and in an amount up to 0.25% of such purchases of shares of AIM TAX-FREE INTERMEDIATE SHARES.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than the Money Market Funds, as described below) received by dealers prior to 4:00 p.m. Eastern Time on any business day of an AIM Fund and either received by AIM Distributors in its Houston, Texas office prior to 5:00 p.m. Central Time on that day or transmitted by dealers to the Transfer Agent through the facilities of the National Securities Clearing Corporation ("NSCC") by 7:00 p.m. Eastern Time on that day, will be confirmed at the price determined as of the close of that day. Orders received by dealers after 4:00 p.m. Eastern Time will be confirmed at the price determined on the next business day of the AIM Fund. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to AIM Distributors or to the Transfer Agent through the facilities of NSCC. Any loss resulting from the dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the New York Stock Exchange ("NYSE") is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds, other than AIM MONEY MARKET FUND, currently offer two classes of shares, and AIM MONEY MARKET FUND currently offers three classes of shares, through separate distribution systems (the "Multiple Distribution System"). Although the Class A and Class B shares (and with respect to AIM MONEY MARKET FUND, Class C shares) of a particular Multiple Class Fund represent an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongo-

                                                                       MCF 12/95
ing expenses borne by Class A or Class B shares and, if applicable, Class C shares, and other relevant factors, such as whether his or her investment goals are long-term or short-term.

     CLASS A SHARES are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges."

     CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Class B Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption
     "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."

     Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Following such conversion of their Class B shares, investors will be relieved of the higher Class B Plan payments associated with Class B shares. See "Management --Distribution Plans."

     CLASS C SHARES of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge. Such shares are, however, subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.

  SPECIAL INFORMATION RELATING TO MONEY MARKET FUNDS. Shares of AIM MONEY MARKET FUND or AIM TAX-EXEMPT CASH FUND (the "Money Market Funds") are purchased or exchanged at the net asset value next determined after acceptance of an order for purchase or exchange in proper form, except for Class A shares of AIM MONEY MARKET FUND, which are sold with a sales charge. Net asset value is normally determined at 12:00 noon and 4:00 p.m. Eastern Time on each business day of AIM MONEY MARKET FUND and at 4:00 p.m. Eastern Time on each business day of AIM TAX-EXEMPT CASH FUND. Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that either Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. See "How to Purchase Shares -- Purchases by Wire." Purchases made by payments in any other form, or payments in the form of federal funds received after such time, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position. Class B shares of AIM MONEY MARKET FUND are designed for temporary investment as part of an investment program in the Class B shares and, unlike shares of most money market funds, are subject to a contingent deferred sales charge as well as Rule 12b-1 distribution fees and service fees.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of shares of AIM TAX-EXEMPT CASH FUND, Class C shares of AIM MONEY MARKET FUND and Class B shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

                                                                       MCF 12/95

  The term "purchaser" means:

  - an individual and his or her spouse and minor children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

        a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

        b. each transmittal must be accompanied by a single check or wire transfer; and

        c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code, SEP, Salary Reduction and other Elective Simplified Employee Pension accounts ("SARSEP")) and 457 plans, although more than one beneficiary or participant is involved;

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

  - the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

  (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) AIM TAX-EXEMPT CASH FUND and Class C shares of AIM MONEY MARKET FUND and
(ii) Class B shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

                                                                       MCF 12/95

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) AIM TAX-EXEMPT CASH FUND and Class C shares of AIM MONEY MARKET FUND and (ii) Class B shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) AIM TAX-EXEMPT CASH FUND and Class C shares of AIM MONEY MARKET FUND and (ii) Class B shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.

  Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

  The following persons may purchase shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, minor children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM, or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, minor children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholders Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, minor children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; and (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation or similar specialized investment services to their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services.

  In addition, shares of any AIM Fund may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that (1) the initial amount invested in the fund(s) is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, or
(3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM

                                                                       MCF 12/95

Distributors may pay investment dealers or other financial service firms up to 1.00% of the net asset value of any shares of the Load Funds (as defined on page A-10 herein), up to 0.10% of the net asset value of any shares of AIM LIMITED MATURITY TREASURY SHARES, and up to 0.25% of the net asset value of any shares of all other AIM Funds sold at net asset value to an employee benefit plan in accordance with this paragraph.

  Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sale of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------

SPECIAL PLANS

  Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at the phone numbers provided under "How to Purchase Shares." IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns Class A shares of a Multiple Class Fund, Class C shares of AIM Money Market Fund, or shares of another AIM Fund can arrange for monthly, quarterly or annual checks in any amount (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own Class B shares of a Multiple Class Fund can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount is normally made on or about the tenth or the twenty-fifth day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. No contingent deferred sales charge with respect to Class B shares of a Multiple Class Fund will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to Class B shares that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the initial account value.

  Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are

                                                                       MCF 12/95
imposed on additional purchases of shares (other than Class B Shares and Class C Shares of the Multiple Class Funds), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

  AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make monthly or quarterly investments may establish an Automatic Investment Plan. Under this plan, on or about the tenth and/or twenty-fifth day of the applicable month, a draft is drawn on the shareholder's bank account in the amount specified by the shareholder (minimum $50 per investment, per account). The proceeds of the draft are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the draft. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.

  AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; and dividends and distributions attributable to Class C shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.

  DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sales charges may apply, as described under the caption "Exchange Privilege."

  PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM TAX-FREE INTERMEDIATE SHARES, AIM TAX-EXEMPT CASH FUND, AIM MUNICIPAL BOND FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; and SEP plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).

                                                                       MCF 12/95

--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds, which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM
Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; shares of certain of the AIM Funds, referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and shares of certain other funds, including the Class C shares of AIM MONEY MARKET FUND, referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.

                        LOAD FUNDS:                                  LOWER LOAD FUNDS:
                        -----------                                  -----------------
   AIM AGGRESSIVE GROWTH           AIM HIGH YIELD FUND -- CLASS A        AIM LIMITED MATURITY TREASURY SHARES
     FUND -- CLASS A               AIM INCOME FUND -- CLASS A            AIM TAX-FREE INTERMEDIATE SHARES
   AIM BALANCED FUND -- CLASS A    AIM INTERMEDIATE GOVERNMENT
   AIM CHARTER FUND -- CLASS A       FUND -- CLASS A                  NO LOAD FUNDS:
   AIM CONSTELLATION               AIM INTERNATIONAL EQUITY           --------------
     FUND -- CLASS A                 FUND -- CLASS A                     AIM MONEY MARKET FUND
   AIM GLOBAL AGGRESSIVE GROWTH    AIM MONEY MARKET                         -- CLASS C
     FUND -- CLASS A                 FUND -- CLASS A                     AIM TAX-EXEMPT CASH FUND
   AIM GLOBAL GROWTH               AIM MUNICIPAL BOND
     FUND -- CLASS A                 FUND -- CLASS A
   AIM GLOBAL INCOME               AIM TAX-EXEMPT BOND FUND
     FUND -- CLASS A                 OF CONNECTICUT
   AIM GLOBAL UTILITIES            AIM VALUE FUND -- CLASS A
     FUND -- CLASS A               AIM WEINGARTEN FUND -- CLASS A
   AIM GROWTH FUND -- CLASS A

  Shares of any AIM Fund may be exchanged for shares of any other AIM Fund, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND; (ii) Lower Load Fund share purchases of $1,000,000 or more and No Load Fund purchases may be exchanged for Load Fund shares in amounts of $1,000,000 or more which will then be subject to a contingent deferred sales charge; however, for purposes of calculating the contingent deferred sales charge on the Load Fund shares acquired, the 18-month period shall be computed from the date of such exchange; (iii) Class A shares and shares of all other AIM Funds may not be exchanged for Class B shares; (iv) Class B shares may be exchanged only for Class B shares; and (v) Class C shares of AIM MONEY MARKET FUND may not be exchanged for Class A shares of AIM MONEY MARKET FUND or for Class B shares. For shares initially purchased prior to November 20, 1995, the exchange conditions in (i) and (ii) above will apply effective January 16, 1996. DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:

                                                                                                    MULTIPLE  CLASS
                                                             LOWER LOAD            NO LOAD               FUNDS:
     FROM:                 TO:    LOAD FUNDS                    FUNDS               FUNDS               CLASS B
---------------- -------------------------------------  ---------------------  ----------------    -------------
Load Funds...... Net Asset Value                        Net Asset Value        Net Asset Value     Not
                                                                                                   Applicable
Lower Load       Net Asset Value if shares were held    Net Asset Value        Net Asset Value     Not
  Funds......... for at least 30 days; or if shares                                                Applicable
                 were acquired upon exchange of any
                 Load Fund; or if shares were acquired
                 upon exchange from any Lower Load
                 Fund and such shares were held for at
                 least 30 days. (No exchange privilege
                 is available for the first 30 days
                 following the purchase of the Lower
                 Load Fund shares.)

                                             (Table continued on following page)

                                                                       MCF 12/95


                                                                                                   MULTIPLE CLASS
                                                             LOWER LOAD            NO LOAD             FUNDS:
     FROM:                 TO:    LOAD FUNDS                    FUNDS               FUNDS             CLASS B
---------------- -------------------------------------  ---------------------  ----------------    -------------
No Load Funds... Offering Price if No Load shares were  Net Asset Value if No  Net Asset Value     Not
                 directly purchased. Net Asset Value    Load shares were                           Applicable
                 if No Load shares were acquired upon   acquired upon
                 exchange of shares of any Load Fund    exchange of shares of
                 or any Lower Load Fund; Net Asset      any Load Fund or any
                 Value if No Load shares were acquired  Lower Load Fund;
                 upon exchange of Lower Load Fund       otherwise,
                 shares and were held for at least 30   Offering Price.
                 days following the purchase of the
                 Lower Load Fund shares. (No exchange
                 privilege is available for the first
                 30 days following the acquisition of
                 the Lower Load Fund shares.)
Multiple Class
  Funds:
  Class B....... Not Applicable                         Not Applicable         Not Applicable      Net Asset
                                                                                                   Value
  FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:
Load Funds...... Net Asset Value                        Net Asset Value        Net Asset Value     Not
                                                                                                   Applicable
Lower Load       Net Asset Value if shares were         Net Asset Value        Net Asset Value     Not
  Funds......... acquired upon exchange of any Load                                                Applicable
                 Fund. Otherwise, difference in sales
                 charge will apply.
No Load Funds... Offering Price if No Load shares were  Net Asset Value if No  Net Asset Value     Not
                 directly purchased. Net Asset Value    Load shares were                           Applicable
                 if No Load shares were acquired upon   acquired upon
                 exchange of shares of any Load Fund.   exchange of shares of
                 Difference in sales charge will apply  any Load Fund or any
                 if No Load shares were acquired upon   Lower Load Fund;
                 exchange of Lower Load Fund shares.    otherwise, Offering
                                                        Price.
Multiple Class
  Funds:
  Class B....... Not Applicable                         Not Applicable         Not Applicable      Net Asset
                                                                                                   Value

  An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A and Class B shares of a Multiple Class Fund cannot be exchanged for each other), except that Class C shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate Internal Revenue Service ("IRS") Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged.

  THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

  There is no fee for exchanges among the AIM Funds. A service fee of $5 per transaction may, however, be charged by AIM Distributors on accounts of market timing investment firms to help to defray the costs of maintaining an automated exchange service. This service fee will be charged against the market timing account from which shares are being exchanged.

  Shares to be exchanged are redeemed at their net asset value as determined at the close of business on the day that an exchange request in proper form (described below) is received by AFS in its Houston, Texas office, provided that such request is received prior to 4:00 p.m. Eastern Time. Exchange requests received after this time will result in the redemption of shares at their net asset value as determined at the close of business on the next business day. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received by AIM Distributors, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchang-

                                                                       MCF 12/95
ing into a fund paying daily dividends (See "Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM
Funds -- Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at the appropriate telephone number indicated under the caption "How to Purchase Shares." If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the applicable fund(s) as long as such request is received prior to 4:00 p.m. Eastern Time. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXCHANGES OF CLASS B SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B shares of Multiple Class Funds. For purposes of determining a shareholder's holding period of Class B shares in the calculation of the applicable contingent deferred sales charge, the period of time during which Class B shares were held prior to an exchange will be added to the holding period of Class B shares acquired in an exchange.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions, as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.

  MULTIPLE DISTRIBUTION SYSTEM. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased,
(ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.








                      YEAR                             CONTINGENT DEFERRED
                      SINCE                             SALES CHARGE AS
                     PURCHASE                          % OF DOLLAR AMOUNT
                       MADE                             SUBJECT TO CHARGE
                  -------------                        -------------------
                First........................................   5%
                Second.......................................   4%
                Third........................................   3%
                Fourth.......................................   3%
                Fifth........................................   2%
                Sixth........................................   1%
                Seventh and Following........................  None

                                                                       MCF 12/95

  In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

  Contingent deferred sales charges on Class B shares will be waived on redemptions (1) following the registered shareholder's (or in the case of joint accounts, all registered joint owners') death or disability, as defined in
Section 72(m)(7) of the Code (provided AIM Distributors is notified of such death or disability at the time of the redemption request and is provided with satisfactory evidence of such death or disability), (2) in connection with certain distributions from individual retirement accounts, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan,
(4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund and (5) effected by AIM of its investment in Class B shares. Waiver category (1) above applies only to redemptions: (i) made within one year following death or initial determination of disability and
(ii) of Class B shares held at the time of death or initial determination of disability. Waiver category (2) above applies only to redemptions resulting from: (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value; (ii) in kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs; (iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B shares of one or more Multiple Class Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.

  CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, a contingent deferred sales charge of 1% applies to purchases of $1,000,000 or more that are redeemed within 18 months of the date of purchase. For a description of the AIM Funds participating in this program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-month period (i) shares of any Load Fund or Class C shares of AIM MONEY MARKET FUND which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load Fund or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (1) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under
Section 501(c)(3) of the Code, where (a) the initial amount invested by a Plan in one or more of the AIM Funds is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under (a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the registered shareholder's (or in the case of joint accounts, all registered joint owners') death or disability, as defined in Section 72(m)(7) of the Code; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; and (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

                                                                       MCF 12/95

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnerships, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  In addition to these requirements, shareholders who have invested in a fund to establish an IRA, should include the following information along with a written request for either partial or full liquidation of fund shares: (a) a statement as to whether or not the shareholder has attained age 59 1/2; and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or wired to the pre-authorized bank account as indicated on the account application; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information; and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth at that item of the account application if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXPEDITED REDEMPTIONS (AIM MONEY MARKET FUND ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to 4:00 p.m. Eastern Time, the redemption will be made at the net asset value determined at 4:00 p.m. Eastern Time and payment will generally be transmitted on the next business day.

  REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND and Class C Shares of AIM MONEY MARKET FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND and the Class C Shares of AIM MONEY MARKET FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented to the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.

  TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent, except that Class B shares of the Multiple Class Funds, and Class A shares of the Multiple Class Funds and shares of the other AIM Funds that are subject to the contingent deferred sales charge program for large purchases described above, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form by dealers prior to 4:00 p.m. Eastern Time on any business day of an AIM Fund and either received by the Transfer Agent in its Houston, Texas office prior to 5:00 p.m. Central Time on that day or transmitted by dealers to the Transfer Agent through the facilities of NSCC by 7:00 p.m. Eastern Time on that day, will be confirmed at the price determined as of the close of that day. Orders received by dealers after 4:00 p.m. Eastern Time will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to the Transfer Agent through the facilities of NSCC. Any resulting loss from the dealer's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer. Telephone redemption requests must be made by 4:00 p.m. Eastern Time on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally mailed within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special

                                                                       MCF 12/95
handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent by wire to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner; (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring instructions; and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the Securities and Exchange Commission ("SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within 90 days of a redemption, a shareholder may invest all or part of the redemption proceeds in shares of the AIM Fund from which the redemption was made at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment will not alter any capital gains payable. If there has been a loss on the redemption, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in (or exchanged for) shares of the same fund within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption. Each AIM Fund may amend, suspend or cease offering this privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.

  Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares of the Multiple Class Funds or shares of any other AIM Fund, and who subsequently reinvest a portion or all of the value of the redeemed shares in shares of the same AIM Fund within 90 days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B shares.

--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon and 4:00 p.m. Eastern Time with respect to AIM MONEY MARKET FUND), on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contract closing prices which are available 15 minutes after the close of trading of the NYSE will generally be used. The net asset value per share is calculated by subtracting a fund's liabilities from its assets and dividing the result by the total number of fund shares outstanding. The determination of each fund's net asset value per share is made in accordance with generally accepted accounting principles. Among other items, a fund's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE SHARES value variable rate se-

                                                                       MCF 12/95
curities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

  Each AIM Fund's policy regarding the payment of dividends and distributions is set forth below.

                                                                     DISTRIBUTIONS     DISTRIBUTIONS
                                                                        OF NET            OF NET
                                              DIVIDENDS FROM           REALIZED          REALIZED
                                              NET INVESTMENT          SHORT-TERM         LONG-TERM
                  FUND                            INCOME             CAPITAL GAINS     CAPITAL GAINS
----------------------------------------  -----------------------   ---------------   ---------------
AIM AGGRESSIVE GROWTH FUND..............  declared and paid         annually          annually
                                          annually
AIM BALANCED FUND.......................  declared and paid         annually          annually
                                          quarterly
AIM CHARTER FUND........................  declared and paid         annually          annually
                                          quarterly
AIM CONSTELLATION FUND..................  declared and paid         annually          annually
                                          annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.......  declared and paid         annually          annually
                                          annually
AIM GLOBAL GROWTH FUND..................  declared and paid         annually          annually
                                          annually
AIM GLOBAL INCOME FUND..................  declared daily; paid      annually          annually
                                          monthly
AIM GLOBAL UTILITIES FUND...............  declared daily; paid      annually          annually
                                          monthly
AIM GROWTH FUND.........................  declared and paid         annually          annually
                                          annually
AIM HIGH YIELD FUND.....................  declared daily; paid      annually          annually
                                          monthly
AIM INCOME FUND.........................  declared daily; paid      annually          annually
                                          monthly
AIM INTERMEDIATE GOVERNMENT FUND........  declared daily; paid      annually          annually
                                          monthly
AIM INTERNATIONAL EQUITY FUND...........  declared and paid         annually          annually
                                          annually
AIM LIMITED MATURITY TREASURY SHARES....  declared daily; paid      quarterly         annually
                                          monthly
AIM MONEY MARKET FUND...................  declared daily; paid      at least          annually
                                          monthly                   annually
AIM MUNICIPAL BOND FUND.................  declared daily; paid      annually          annually
                                          monthly
AIM TAX-EXEMPT BOND FUND OF
  CONNECTICUT...........................  declared daily; paid      annually          annually
                                          monthly
AIM TAX-EXEMPT CASH FUND................  declared daily; paid      at least          annually
                                          monthly                   annually
AIM TAX-FREE INTERMEDIATE SHARES........  declared daily; paid      annually          annually
                                          monthly
AIM VALUE FUND..........................  declared and paid         annually          annually
                                          annually
AIM WEINGARTEN FUND.....................  declared and paid         annually          annually
                                          annually

  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Class A, Class B or Class C shares are reinvested in additional shares of such Class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Class A or Class B shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class A shares may not be reinvested in Class B shares, and (iii) dividends and distributions attributable to the Class C shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any

                                                                       MCF 12/95

Class B shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.

  Dividends on Class B shares are expected to be lower than those for Class A or Class C shares because of higher distribution fees paid by Class B shares. Dividends on Class A, Class B and Class C shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income taxes on net investment income and capital gains that are distributed to shareholders. Each fund, for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M, is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses and each fund must individually comply with all of the provisions of the Code which are applicable to its operations.

  TAX TREATMENT OF DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute substantially all of its net investment income and net realized capital gains to its shareholders, it is not expected that any such fund will be required to pay any federal income tax. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid the imposition of a non-deductible 4% excise tax calculated as a percentage of certain undistributed amounts of taxable ordinary income and capital gain net income. Nevertheless, shareholders normally are subject to federal income taxes, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional shares of a fund, except for tax-exempt dividends paid by AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, and AIM TAX-FREE INTERMEDIATE SHARES (the "Tax-Exempt Funds") which are exempt from federal tax. Dividends paid by a fund (other than capital gain distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY SHARES, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND or AIM TAX-FREE INTERMEDIATE SHARES will qualify for this dividends received deduction. Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all distributions paid during the year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such Fund.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

  TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.

  Under existing provisions of the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on income dividends and distributions (other than exempt-interest dividends and capital gain dividends) and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENT OF ADDITIONAL INFORMATION.

  TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may give rise to a federal alternative mini-

                                                                       MCF 12/95
mum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of the shareholder, and may have other collateral federal income tax consequences. The Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for shareholders, and may invest up to 20% of their net assets in such securities and other taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

  The Tax-Exempt Funds may pay dividends to shareholders which are taxable, but will endeavor to avoid investments which would result in taxable dividends. The percentage of dividends which constitute exempt-interest dividends, and the percentage thereof (if any) which constitute an item of tax preference, will be determined annually. This percentage may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional shares. Distributions of net long-term capital gains will be taxable as long-term capital gains, whether received in cash or additional shares, and regardless of the length of time a particular shareholder may have held his shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.

  AIM INTERMEDIATE GOVERNMENT FUND and AIM LIMITED MATURITY TREASURY
SHARES -- SPECIAL TAX INFORMATION. Certain states exempt from state income taxes dividends paid by mutual funds out of interest on U.S. Treasury and certain other U.S. Government obligations, and investors should consult with their own tax advisors concerning the availability of such exemption.

  AIM INTERNATIONAL EQUITY FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND AND AIM GLOBAL UTILITIES FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to shareholders credits for foreign taxes paid. If the fund makes such an election, a shareholder who receives a distribution
(1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders, and should note that if such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends.

--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM MUNICIPAL BOND FUND and AIM LIMITED MATURITY TREASURY SHARES, for which The Bank of New York, 110 Washington Street, New York, New York 10286, serves as custodian. Texas Commerce Bank National Association, P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.

  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly-owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.

  LEGAL COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the AIM Funds and has passed upon the legality of the shares offered pursuant to this Prospectus.

  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (713) 626-1919 (extension 5224) (in Houston), or toll-free at (800) 959-4246 (elsewhere). The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                                                                       MCF 12/95

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number ("TIN") which appears in Section 1 of the Application complies with the following guidelines:
--------------------------------------------------------------------------------
[CAPTION]

                                       GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
      ACCOUNT TYPE                          NUMBER OF:                   ACCOUNT TYPE                     NUMBER OF:
      ------------                     --------------------              ------------                 ------------------
      Individual                  Individual                         Trust, Estate, Pension          Trust, Estate, Pension
                                                                     Plan Trust                      Plan Trust and not
                                                                                                     personal TIN of fiduciary

      Joint Individual            First individual listed in the
                                  "Account Registration" portion
                                  of the Application

      Unif. Gifts to              Minor                              Corporation, Partnership,       Corporation, Partnership,
      Minors/Unif. Transfers                                         Other Organization              Other Organization
      to Minors

      Legal Guardian              Ward, Minor or
                                  Incompetent

      Sole Proprietor             Owner of Business                  Broker/Nominee                  Broker/Nominee

--------------------------------------------------------------------------------

  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions accompanying Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

                                                                       MCF 12/95

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as agent subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice.

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as agent subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

                                                                       MCF 12/95

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

[LOGO APPEARS HERE]     THE AIM FAMILY OF FUNDS(R)

Investment Advisor
A I M Advisors, Inc.
11 Greenway Plaza, Suite 1919
Houston, TX 77046-1173

Investment Sub-Advisor
A I M Capital Management, Inc.
11 Greenway Plaza, Suite 1919
Houston, TX 77046-1173

Principal Underwriter
A I M Distributors, Inc.
11 Greenway Plaza, Suite 1919
Houston, TX 77046-1173

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants
KPMG Peat Marwick LLP
700 Louisiana
NationsBank Building
Houston, TX 77002

For more complete information about any other Fund in The AIM Family of Funds, including charges and expenses, please call (713) 626-1919, Extension 5001 (in Houston) or (800) 347-4246 (elsewhere) or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                                                 STATEMENT OF
                                                          ADDITIONAL INFORMATION


                               RETAIL CLASSES OF

                                AIM CHARTER FUND

                              AIM WEINGARTEN FUND

                           AIM AGGRESSIVE GROWTH FUND

                             AIM CONSTELLATION FUND

                             (SERIES PORTFOLIOS OF
                            AIM EQUITY FUNDS, INC.)


                               11 GREENWAY PLAZA
                                   SUITE 1919
                            HOUSTON, TX  77046-1173
                                 (713) 626-1919


                              ____________________


        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
               IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS
           OF THE ABOVE-NAMED FUNDS, A COPY OF WHICH MAY BE OBTAINED
              FREE OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                    A I M DISTRIBUTORS, INC., P.O. BOX 4739
                            HOUSTON, TX  77210-4739
           OR BY CALLING (713) 626-1919, EXTENSION 5001 (IN HOUSTON)
                         OR (800) 347-4246 (ELSEWHERE).


                              ____________________


           STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 2, 1996
  RELATING TO THE AIM AGGRESSIVE GROWTH FUND PROSPECTUS DATED JANUARY 2, 1996
                                    AND THE
 AIM CHARTER FUND, AIM WEINGARTEN FUND AND AIM CONSTELLATION FUND PROSPECTUS
                                    DATED
                                JANUARY 2, 1996

                               TABLE OF CONTENTS


                                                                                                  PAGE
INTRODUCTION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1

GENERAL INFORMATION ABOUT THE FUNDS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1
      The Company and its Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1

PERFORMANCE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  2
      Total Return Calculations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  2
      Yield Quotations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  2
      Historical Portfolio Results  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3

PORTFOLIO TRANSACTIONS AND BROKERAGE  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6
      General Brokerage Policy  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6
      Section 28(e) Standards . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  8
      Brokerage Commissions Paid  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9
      Portfolio Turnover  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9

INVESTMENT OBJECTIVES AND POLICIES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9
      Foreign Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   10
      Rule 144A Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   10
      Lending of Portfolio Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   10
      Repurchase Agreements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   11
      Special Situations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   11
      Short Sales . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   11
      Warrants  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   12
      Writing Covered Call Options  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   12
      Futures Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   12
      Options on Futures Contracts  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   13
      Risks as to Futures Contracts and Related Options . . . . . . . . . . . . . . . . . . . . .   14
      Certain Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   14

INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   15
      Charter . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   15
      Weingarten  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   16
      Aggressive Growth . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   17
      Constellation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   18
      Additional Restrictions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   19

MANAGEMENT  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   19
      Directors and Officers  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   19
      Investment Advisory, Administrative Services and Sub-Advisory Agreements  . . . . . . . . .   25

THE DISTRIBUTION PLANS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   28

THE DISTRIBUTOR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   31

HOW TO PURCHASE AND REDEEM SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   33

NET ASSET VALUE DETERMINATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   34

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   35
      Reinvestment of Dividends and Distributions . . . . . . . . . . . . . . . . . . . . . . . .   35
      Tax Matters . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   35
      Qualification as a Regulated Investment Company . . . . . . . . . . . . . . . . . . . . . .   35
      Excise Tax on Regulated Investment Companies  . . . . . . . . . . . . . . . . . . . . . . .   37
      Fund Distributions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   37
      Sale or Redemption of Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   39
      Foreign Shareholders  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   39
      Effect of Future Legislation; Local Tax Considerations  . . . . . . . . . . . . . . . . . .   40

MISCELLANEOUS INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   40
      Shareholder Inquiries . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   40
      Audit Reports . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   40
      Legal Matters . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   40
      Custodian and Transfer Agent  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   40
      Principal Holders of Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   42
      Other Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   46

APPENDIX  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   47
      Description of Commercial Paper Ratings . . . . . . . . . . . . . . . . . . . . . . . . . .   47
      Description of Corporate Bond Ratings . . . . . . . . . . . . . . . . . . . . . . . . . . .   47

FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   FS

                                  INTRODUCTION

   AIM Equity Funds, Inc. (the "Company") is a series mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for AIM Charter Fund ("Charter"), AIM Weingarten Fund ("Weingarten") and AIM Constellation Fund ("Constellation") is included in a Prospectus dated January 2, 1996 (the "Prospectus") which relates to the Retail Classes of the Funds (defined below). The information for the Retail Class of AIM Aggressive Growth Fund ("Aggressive Growth") is contained in a separate prospectus also dated January 2, 1996. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (713) 626-1919, Extension 5001 (in Houston) or (800) 347-4246
(elsewhere).  Investors must receive a Prospectus before they invest.

   This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges described under its rules and regulations.


                      GENERAL INFORMATION ABOUT THE FUNDS

THE COMPANY AND ITS SHARES

   The Company was organized in 1988 as a Maryland corporation, and is registered with the SEC as a diversified open-end series management investment company. The Company currently consists of four separate portfolios: Charter, Weingarten, Aggressive Growth and Constellation (each a "Fund" and collectively, the "Funds"). Charter and Weingarten each have three separate classes: Class A and Class B and an Institutional Class. Constellation has two classes of shares: Class A and an Institutional Class. Aggressive Growth has Class A only. Class A shares (sold with a front-end load), and Class B shares (sold with a contingent deferred sales charge) of the Funds are also referred to as the Retail Classes. Prior to October 15, 1993, Aggressive Growth was a portfolio of AIM Funds Group ("AFG"), a Massachusetts business trust. Pursuant to an Agreement and Plan of Reorganization between AFG and the Company, Aggressive Growth was redomesticated as a portfolio of the Company. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to Aggressive Growth is that of AFG's Aggressive Growth.

   This Statement of Additional Information relates solely to the Retail Classes of the Funds.

   The term "majority of the outstanding shares" of the Company, of a particular Fund or of a particular class of a Fund means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Company, such Fund or such class present at a meeting of the Company's shareholders, if the holders of more than 50% of the outstanding shares of the Company, such Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Company, such Fund or such class.

   Shares of the Retail Class and the Institutional Class of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Company's Board of Directors with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

   Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of directors may elect all of the members of the Board of Directors of the Company. In such event, the remaining holders cannot elect any directors of the Company.


                                  PERFORMANCE

TOTAL RETURN CALCULATIONS

   Total returns quoted in advertising reflect all aspects of the applicable Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in such Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a particular Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of such Fund.

   In addition to average annual returns, the Retail Class of each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph or similar illustration. Total returns may be quoted with or without taking the applicable Fund's maximum applicable Class A front-end or Class B contingent deferred sales charge into account. Excluding sales charges from a total return calculation produces a higher total return figure.

YIELD QUOTATIONS

   The standard formula for calculating yield, as described in the Prospectus, is as follows:
                                                   6
                      YIELD = 2[((a-b)/(c x d) + 1) -1]

Where a = dividends and interest earned during a stated 30 day period. For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date. Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date).
      b = expense accrued during period (net of reimbursement).
      c = the average daily number of shares outstanding during the period.
      d = the maximum offering price per share on the last day of the period.

HISTORICAL PORTFOLIO RESULTS

   Charter, Weingarten, Aggressive Growth and Constellation's total returns for Class A shares for the following periods ended October 31, 1995 (which include the maximum sales charge of 5.50% and reinvestment of all dividends and distributions) were as follows:

                         CLASS A AVERAGE ANNUAL RETURNS
                         ------------------------------

                       ONE        FIVE         TEN       FIFTEEN      TWENTY
                      YEAR        YEARS       YEARS       YEARS       YEARS
                      ----        -----       -----       -----       -----
CHARTER              20.02%       14.42%     15.01%      13.24%       16.95%
WEINGARTEN           21.13%       15.62%     16.33%      15.31%       19.16%
AGGRESSIVE GROWTH    33.68%       37.51%     18.04%        NA           NA
CONSTELLATION        26.06%       28.91%     21.71%      15.80%         NA

                           CLASS A CUMULATIVE RETURNS
                           --------------------------

                       ONE        FIVE         TEN       FIFTEEN      TWENTY
                      YEAR        YEARS       YEARS       YEARS       YEARS
                      ----        -----       -----       -----       -----
CHARTER              20.02%       96.15%      304.77%    545.61%   2,192.80%
WEINGARTEN           21.13%      106.61%      353.87%    747.10%   3,229.09%
AGGRESSIVE GROWTH    33.68%      391.69%      425.35%        NA          NA
CONSTELLATION        26.06%      255.98%      613.55%    802.51%         NA


______________________________

   During the 10 year period ended October 31, 1995, a hypothetical $1,000 investment at the beginning of such period in Class A shares of Charter, Weingarten, Constellation and Aggressive Growth would have been worth $4,047.72, $4,538.65, $7,135.50 and $5,253.54, respectively, assuming all distributions were reinvested.

   During the 15 year period ended October 31, 1995, a hypothetical $1,000 investment at the beginning of such period in Class A shares of Charter, Weingarten and Constellation would have been worth $6,456.09, $8,471.00 and $9,025.13, respectively, assuming all dividends were reinvested.

   During the 20 year period ended October 31, 1995 a hypothetical $1,000 investment at the beginning of such period in Class A shares of Charter and Weingarten would have been worth $22,928.03 and $33,290.90, respectively, assuming all distributions were reinvested. This was a period of widely fluctuating stock and bond prices and interest rates, and should not necessarily be considered a representation of the income or capital gain or loss that may be realized from an investment in any of the Funds today.

   Charter and Weingarten's total returns for Class B shares for the period June 26, 1995 (inception date for Class B shares of Charter and Weingarten) through October 31, 1995 (which include the maximum contingent deferred sales charge of 5% and reinvestment of all dividends and distributions) were as follows:

                         CLASS B AVERAGE ANNUAL RETURNS
                         ------------------------------
                       Since
                      Inception
                      ---------

CHARTER                   N/A
WEINGARTEN                N/A


                           CLASS B CUMULATIVE RETURNS
                           --------------------------
                         Since
                       Inception
                       ---------

CHARTER                   3.48%
WEINGARTEN                4.27%

   Average annual total return is not available for Class B shares of Charter and Weingarten as the effective date of the Class B shares was June 26, 1995.

   Each Fund's performance may be compared in advertising to the performance of other mutual funds in general, or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper Analytical Services, Inc. and other independent services which monitor the performance of mutual funds. The Funds may also advertise mutual fund performance rankings which have been assigned to each respective Fund by such monitoring services.

   Each Fund's performance may also be compared in advertising and other materials to the performance of comparative benchmarks such as the Consumer Price Index ("CPI"), the Standard & Poor's ("S&P") 500 Stock Index, and fixed-price investments such as bank certificates of deposit and/or savings accounts.

   In addition, each Fund's long-term performance may be described in advertising in relation to historical, political and/or economic events. For instance, Charter's Class A shares performance since its inception has been accomplished through various years in which there have been recessions, a presidential assassination attempt, a 20% prime rate, an 13% annual inflation rate, and significant stock market declines. The performance of Class A shares of Weingarten, Aggressive Growth and Constellation has been achieved through years in which similar events occurred.

   Each Fund's advertising may from time to time include discussions of general economic conditions and interest rates. Each Fund's advertising may also include references to the use of the Fund as part of an individual's overall retirement investment program.

   From time to time, Fund sales literature and/or advertisements may disclose
(i) top holdings included in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.

   From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. These topics include, but are not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

   The following charts show the cumulative total return of Class A shares of Charter, Weingarten and Constellation (and their predecessors) compared to the percentage change in the CPI, the S&P 500 Stock Index and a hypothetical 8.00% fixed-price investment for each specified 10-year period ended December 31.

   RELATIVE TOTAL RETURN PERFORMANCE FOR CLASS A SHARES OF CHARTER
                            (AND ITS PREDECESSOR),
            CPI, S&P 500 STOCK INDEX & 8.00% FIXED-PRICE INVESTMENT
         FOR ALL 10-YEAR INVESTMENT PERIODS BEGINNING WITH 1969 - 1986


10 YEAR        AIM CHARTER                                        8.00% FIXED PRICE
PERIOD            FUND*          CPI**          S&P 500***        INVESTMENT****
1969-1978        135.33%          90.70%            36.51%            115.89%
1970-1979        249.95%         103.45%            76.53%            115.89%
1971-1980        462.17%         116.84%           125.00%            115.89%
1972-1981        316.59%         128.71%            87.42%            115.89%
1973-1982        251.54%         129.64%            91.45%            115.89%
1974-1983        384.68%         119.26%           174.67%            115.89%
1975-1984        526.07%         102.89%           295.86%            115.89%
1976-1985        494.52%          96.94%           280.01%            115.89%
1977-1986        391.37%          89.86%           264.08%            115.89%
1978-1987        415.89%          85.83%           312.67%            115.89%
1979-1988        305.19%          77.99%           351.35%            115.89%
1980-1989        288.53%          64.41%           401.33%            115.89%
1981-1990        214.74%          55.03%           266.97%            115.89%
1982-1991        328.08%          46.59%           402.55%            115.89%
1983-1992        274.52%          45.49%           345.17%            115.89%
1984-1993        243.15%          43.93%           299.84%            115.89%
1985-1994        248.63%          42.17%           281.56%            115.89%
1986-1995*****   275.83%            .  %              .  %            115.89%
                --------        --------         ---------        -----------


  RELATIVE TOTAL RETURN PERFORMANCE FOR CLASS A SHARES OF WEINGARTEN
                            (AND ITS PREDECESSOR),
            CPI, S&P 500 STOCK INDEX & 8.00% FIXED-PRICE INVESTMENT
         FOR ALL 10-YEAR INVESTMENT PERIODS BEGINNING WITH 1970 - 1986

10 YEAR       AIM WEINGARTEN                                       8.00% FIXED PRICE
PERIOD             FUND*          CPI**          S&P 500***        INVESTMENT****
1970-1979        183.68%         103.45%            76.53%            115.89%
1971-1980        362.14%         116.84%           125.00%            115.89%
1972-1981        192.63%         128.71%            87.42%            115.89%
1973-1982        225.23%         129.64%            91.45%            115.89%
1974-1983        439.58%         119.26%           174.67%            115.89%
1975-1984        658.94%         102.89%           295.86%            115.89%
1976-1985        677.90%          96.94%           280.01%            115.89%
1977-1986        735.19%          89.86%           264.08%            115.89%
1978-1987        670.91%          85.83%           312.67%            115.89%
1979-1988        577.58%          77.99%           351.35%            115.89%
1980-1989        510.87%          64.41%           401.33%            115.89%
1981-1990        289.25%          55.03%           266.97%            115.89%
1982-1991        550.92%          46.59%           402.55%            115.89%
1983-1992        394.71%          45.49%           345.17%            115.89%
1984-1993        289.86%          43.93%           299.84%            115.89%
1985-1994        313.29%          42.17%           281.56%            115.89%
1986-1995*****   309.56%            .  %              .  %            115.89%
                 -------        --------          --------           --------

 RELATIVE TOTAL RETURN PERFORMANCE FOR CLASS A SHARES OF CONSTELLATION
                            (AND ITS PREDECESSOR),
            CPI, S&P 500 STOCK INDEX & 8.00% FIXED-PRICE INVESTMENT
         FOR ALL 10-YEAR INVESTMENT PERIODS BEGINNING WITH 1977 - 1986


10 YEAR     AIM CONSTELLATION                                     8.00% FIXED-PRICE
PERIOD            FUND*          CPI**          S&P 500***        INVESTMENT****
1977-1986        462.49%          89.86%           264.08%            115.89%
1978-1987        500.80%          85.83%           312.67%            115.89%
1979-1988        476.45%          77.99%           351.35%            115.89%
1980-1989        350.02%          64.41%           401.33%            115.89%
1981-1990        147.55%          55.03%           266.97%            115.89%
1982-1991        410.95%          46.59%           402.55%            115.89%
1983-1992        412.18%          45.49%           345.17%            115.89%
1984-1993        381.97%          43.93%           299.84%            115.89%
1985-1994        476.07%          42.17%           281.56%            115.89%
1986-1995*****   507.06%            .  %              .  %            115.89%
                 -------          ------           -------            -------

    * Includes the effect of the Class A shares maximum sales charge of 5.50% and assumes all dividends and capital gains are reinvested. Excluding the effect of any sales charge, Charter appreciated 275.83%, Weingarten appreciated 309.56% and Constellation appreciated 507.06% for the ten year period ended December 31, 1995.

   ** The CPI, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services.

  *** S&P's 500 Stock Index is a group of unmanaged securities widely regarded by investors as representative of the stock market in general. The results shown assume the reinvestment of dividends.

 **** Fixed Price Investments, such as bank certificates of deposits and savings accounts, are generally backed by federal agencies for up to $100,000.00. Class A shares of Charter, Weingarten and Constellation are not insured and their value will vary with market conditions.

***** CPI and S&P 500 information not available as of January 3, 1996.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

   Subject to policies established by the Board of Directors of the Company, A I M Advisors, Inc. ("AIM") is responsible for decisions to buy and sell securities for each Fund, for the selection of broker-dealers, for the execution of each Fund's investment portfolio transactions, and for the allocation of brokerage fees in connection with such transactions. AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. While AIM generally seeks reasonably competitive commission rates, each Fund does not necessarily pay the lowest commission or spread available.

   A portion of the securities in which each Fund invests are traded in over-the-counter markets, and in such transactions, a Fund deals directly with the dealers who make markets in the securities involved, except in those circumstances where better prices and executions are available elsewhere. Portfolio transactions placed through dealers serving as primary market makers are effected at net prices, generally without commissions as such, but which include compensation in the form of mark up or mark down.

   AIM may from time to time determine target levels of commission business for AIM to transact with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be determined based upon the following factors, among others: (a) the execution services by the broker; (b) the research services provided by the broker; and (c) the broker's attitude toward and interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. ("AIM Capital") in particular. No specific formula will be used in connection with any of the foregoing considerations in determining the target levels. However, if a broker has indicated a certain level of desired commissions in return for certain research services provided by the broker, this factor will be taken into consideration by AIM. Subject to the overall objective of obtaining best price and execution for the Funds, AIM may also consider sales of shares of the Funds and of the other mutual funds managed or advised by AIM and AIM Capital as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds. AIM will seek, whenever possible, to recapture for the benefit of each Fund any commission, fee, brokerage or similar payment paid by such Fund on portfolio transactions. Normally, the only fees which may be recaptured are the soliciting dealer fees on the tender of an account's portfolio securities in a tender or exchange offer.

   None of the Funds is under any obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Brokers who provide supplemental investment research to AIM and AIM Capital may receive orders for transactions by the Funds. Information so received will be in addition to and not in lieu of the services required to be performed by AIM and AIM Capital under their agreements with the Funds and the expenses of AIM and AIM Capital will not necessarily be reduced as a result of the receipt of such supplemental information. Certain research services furnished by broker-dealers may be useful to AIM and AIM Capital in connection with their services to other advisory clients, including the investment companies which they advise. Also, each Fund may pay a higher price for securities or higher commissions in recognition of research services furnished by broker-dealers.

   Provisions of the Investment Company Act of 1940, as amended ("1940 Act") and rules and regulations thereunder have been construed to prohibit the Company from purchasing securities or instruments from, or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed or advised by AIM. The Company has obtained an order of exemption from the SEC which permits the Company to engage in certain transactions with such 5% holder, if the Company complies with conditions and procedures designed to ensure that such transactions are executed at fair market value and present no conflicts of interest.

   AIM, AIM Capital and their affiliates manage several other investment accounts, some of which may have investment objectives similar to those of one or more of the Funds. It is possible that, at times, identical securities will be appropriate for investment by one or more of the Funds and by one or more of such investment accounts. The position of each account, however, in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of a Fund and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated among the Fund(s) and such accounts in a manner deemed equitable by AIM. AIM may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. Simultaneous transactions could, however, adversely affect the ability of a Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

   Under the 1940 Act, persons affiliated with the Company are prohibited from dealing with the Funds as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The Board of Directors has adopted procedures pursuant to Rule 17a-7 under the 1940 Act relating to portfolio transactions among the Funds and other accounts advised by AIM or AIM Capital and each of the Funds may from time to time enter into transactions in accordance with such Rule and procedures.

   From time to time, an identical security may be sold by an AIM Fund or another investment account advised by AIM or AIM Capital and simultaneously purchased by another investment account advised by AIM or AIM Capital when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts involved. Procedures pursuant to Rule 17a-7 under the 1940 Act regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Board of Directors/Trustees of the various AIM Funds including the Company. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.

   In some cases the procedure for allocating portfolio transactions among the various investment accounts advised by AIM and AIM Capital could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, the main factors considered by AIM are the respective investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the judgments of the persons responsible for recommending the investment.

SECTION 28(e) STANDARDS

   Under Section 28(e) of the Securities Exchange Act of 1934, AIM shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [its] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion," and that the services provided by a broker provide AIM and AIM Capital with lawful and appropriate assistance in the performance of their investment decision-making responsibilities. Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

   Broker-dealers utilized by AIM may furnish statistical, research and other information or services which are deemed by AIM and AIM Capital to be beneficial to the Funds' investment programs. Research services received from brokers supplement AIM's and AIM Capital's own research (and the research of sub-advisors to other clients of AIM and AIM Capital), and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; portfolio management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to AIM and AIM Capital and to the Company's directors with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

   The outside research assistance is useful to AIM and AIM Capital since the brokers utilized by AIM as a group tend to follow a broader universe of securities and other matters than AIM's and AIM Capital's staff can follow. In addition, this research provides AIM and AIM Capital with a diverse perspective on financial markets. Research services which are provided to AIM and AIM Capital by brokers are available for the benefit of all accounts managed or advised by AIM and AIM Capital or by sub-advisors to other accounts managed or advised by AIM and AIM Capital. In some cases, the research services are available only from the broker providing such services. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM is of the opinion that because the broker research supplements, rather than replaces, its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that AIM or AIM Capital would have purchased any such research services had such services not been provided by brokers, the expenses of such services to AIM or AIM Capital could be considered to have been reduced accordingly. Certain research services furnished by broker-dealers may be useful to AIM or AIM Capital with clients other than the Funds. Similarly, any research services received by AIM or AIM Capital through the placement of portfolio transactions of other clients may be of value to AIM or AIM Capital in fulfilling their obligations to the Funds. AIM is of the opinion that this material is beneficial in supplementing AIM's and AIM Capital's research and analysis; and, therefore, it may benefit the Funds by improving the quality of the investment advice. The advisory fees paid by the Funds are not reduced because AIM and AIM Capital receive such services. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's and AIM Capital's clients, including the Funds.

BROKERAGE COMMISSIONS PAID

   For the fiscal years ended October 31, 1995, 1994 and 1993, Charter paid brokerage commissions of $14,960,600, $4,188,692 and $5,005,249, respectively. For the fiscal year ended October 31, 1995, AIM directed certain of Charter's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $269,685,180 and the related brokerage commissions were $374,801.

   For the fiscal years ended October 31, 1995, 1994 and 1993, Weingarten paid brokerage commissions of $21,766,760, $17,841,982 and $17,367,904, respectively. For the fiscal year ended October 31, 1995, AIM directed certain of Weingarten's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $641,610,030 and the related brokerage commissions were $1,017,600.

   For the fiscal years ended October 31, 1995, 1994 and the ten-month period ended October 31, 1993, Aggressive Growth paid brokerage commissions of $9,917,185, $1,180,323 and $364,786, respectively. For the fiscal year ended October 31, 1995, AIM directed certain of Aggressive Growth's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $92,886,344 and the related brokerage commissions were $223,343.

   For the fiscal years ended October 31, 1995, 1994 and 1993, Constellation paid brokerage commissions of $15,359,510, $6,921,543 and 4,683,461, respectively. For the fiscal year ended October 31, 1995, AIM directed certain of Constellation's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $353,895,595 and the related brokerage commissions were $652,417.

PORTFOLIO TURNOVER

   The portfolio turnover rate of each Fund is shown under "Financial Highlights" in the applicable Prospectus. Higher portfolio turnover increases transaction costs to the Fund.


                       INVESTMENT OBJECTIVES AND POLICIES

   The following discussion of investment policies supplements the discussion of the investment objectives and policies set forth in the Prospectus under the heading "Investment Program(s)."

   Each of the Funds may invest, for temporary or defensive purposes, all or substantially all of their assets in investment grade (high quality) corporate bonds, commercial paper, or U.S. Government obligations. In addition, a portion of each Fund's assets may be held, from time to time, in cash, repurchase agreements or other debt securities when such positions are deemed advisable in light of economic or market conditions.

For a description of the various rating categories of corporate bonds and commercial paper in which the Funds may invest, see the Appendix to this Statement of Additional Information.


FOREIGN SECURITIES

   Aggressive Growth may invest up to 25% of its total assets in foreign securities. Charter, Weingarten and Constellation may invest up to 20% of its total assets in foreign securities. For purposes of computing such limitation American Depository Receipts, European Depository Receipts and other securities representing underlying securities of foreign issuers are treated as foreign securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets. ADRs and EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. Investments by the Fund in securities of foreign corporations may involve considerations and risks that are different in certain respects from an investment in securities of U.S. companies. Such risks include possible imposition of withholding taxes on interest or dividends, possible adoption of foreign governmental restrictions on repatriation of income or capital invested, or other adverse political or economic developments. Additionally, it may be more difficult to enforce the rights of a security holder against a foreign corporation, and information about the operations of foreign corporations may be more difficult to obtain and evaluate.

RULE 144A SECURITIES

   The Funds may each purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as a Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Company's Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than 15% of its assets in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. At the present time, it is not possible to predict with certainty how the market for Rule 144A securities will develop.

LENDING OF PORTFOLIO SECURITIES

   For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 33-1/3% of its total assets. Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under the Fund's investment program. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to persons deemed by AIM to be of good standing and will not be made unless, in the judgment of AIM, the consideration to be earned from such loans would justify the risk.

REPURCHASE AGREEMENTS

   The Funds may each enter into repurchase agreements. A repurchase agreement is an instrument under which a Fund acquires ownership of a debt security and the seller (usually a broker or bank) agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. In the event of bankruptcy or other default of a seller of a repurchase agreement, the Fund may experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (b) a possible subnormal level of income and lack of access to income during this period; and (c) expenses of enforcing its rights. A repurchase agreement is collateralized by the security acquired by the Fund and its value is marked to market daily in order to minimize the Fund's risk. Repurchase agreements usually are for short periods, such as one or two days, but may be entered into for longer periods of time.

   Charter may enter into repurchase agreements (at any time, up to 50% of its net assets), using only U.S. Government securities, for the sole purpose of increasing its yield on idle cash. Charter will not invest in a repurchase agreement of more than seven days' duration if, as a result of that investment, the amount of repurchase agreements of more than seven days' duration would exceed 15% of the assets of Charter.

SPECIAL SITUATIONS

   Although Constellation does not currently intend to do so, it may invest in "special situations." A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs and new management or management policies. Although large and well known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities. Constellation will not, however, purchase securities of any company with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the Fund's investment in all such companies, taken at cost, to exceed 5% of the value of the Fund's total assets.

SHORT SALES

   Although Weingarten, Constellation and Aggressive Growth do not currently intend to do so, they may each enter into short sales transactions. Neither Weingarten nor Constellation will make short sales of securities nor maintain a short position unless at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." Such short sales will be used by each of Weingarten and Constellation for the purpose of deferring recognition of gain or loss for federal income tax purposes. In no event may more than 10% of the value of the respective Fund's net assets be deposited or pledged as collateral for such sales at any time.

WARRANTS

   The Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors. The investment in warrants by the Funds, valued at the lower of cost or market, may not exceed 5% of the value of their net assets and not more than 2% of such value may be warrants which are not listed on the New York or American Stock Exchanges.

WRITING COVERED CALL OPTIONS

   Each of Weingarten, Aggressive Growth and Constellation is authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. Writing a call option obligates a Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, the Fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. By writing covered call options, however, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

FUTURES CONTRACTS

   Each of the Funds may purchase futures contracts. In cases of purchases of futures contracts, an amount of cash and cash equivalents, equal to the cost of the futures contracts (less any related margin deposits), will be segregated with the Funds' custodian to collateralize the position and ensure that the use of such futures contracts is unleveraged. Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with its custodian for the account of the broker a stated amount, as called for by the particular contract, of cash or U.S. Treasury bills. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker will be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." For example, when a Fund has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment with respect to that increase in value. Conversely, where a Fund has purchased a stock index futures contract and the price of the underlying stock index has declined, that position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Variation margin payments would be made in a similar fashion when a Fund has purchased an interest rate futures contract. At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or gain.

   A description of the various types of futures contract that may be utilized by the Funds is as follows:

Stock Index Futures Contracts

   A stock index assigns relative values to the common stocks included in the index and the index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar (or, in the case of Aggressive Growth, other currency) amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. Currently, stock index futures contracts can be purchased or sold primarily with respect to broad based stock indices such as the S&P's 500 Stock Index, the New York Stock Exchange Composite Index, the American Stock Exchange Major Market Index, the NASDAQ -- 100 Stock Index and the Value Line Stock Index. The stock indices listed above consist of a spectrum of stocks not limited to any one industry such as utility stocks. Utility stocks, at most, would be expected to comprise a minority of the stocks comprising the portfolio of the index. The Funds will only enter into stock index futures contracts as a hedge against changes resulting from market conditions in the values of the securities held or which it intends to purchase. When a Fund anticipates a significant market or market sector advance, the purchase of a stock index futures contract affords a hedge against not participating in such advance. Conversely, in anticipation of or in a general market or market sector decline that adversely affects the market values of a Fund's portfolio of securities, the Fund may sell stock index futures contracts.

Foreign Currency Futures Contracts

   With respect to Aggressive Growth only, futures contracts may also be used to hedge the risk of changes in the exchange rate of foreign currencies.

OPTIONS ON FUTURES CONTRACTS

   Aggressive Growth may purchase options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option on a futures contract is exercised on the last trading date prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

   Aggressive Growth will purchase put options on futures contracts to hedge against the risk of falling prices for its portfolio securities. Aggressive Growth will purchase call options on futures contracts as a hedge against a rise in the price of securities which it intends to purchase. Options on futures contracts may also be used to hedge the risks of changes in the exchange rate of foreign currencies. The purchase of a put option on a futures contract is similar to the purchase of protective put options on a portfolio security or a foreign currency. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or a foreign currency. Depending on the pricing of the option compared to either the price of the futures contract upon which it based or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or underlying securities or currency.

RISKS AS TO FUTURES CONTRACTS AND RELATED OPTIONS

   There are several risks in connection with the use of futures contracts and related options as hedging devices. One risk arises because of the imperfect correlation between movements in the price of hedging instruments and movements in the price of the stock, debt security or foreign currency which are the subject of the hedge. If the price of a hedging instrument moves less than the price of the stock, debt security or foreign currency which is the subject of the hedge, the hedge will not be fully effective. If the price of a hedging instrument moves more than the price of the stock, debt security or foreign currency, a Fund will experience either a loss or gain on the hedging instrument which will not be completely offset by movements in the price of the stock, debt security or foreign currency which is the subject of the hedge.
The use of options futures contracts involves the additional risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option.

   Successful use of hedging instruments by the Funds is also subject to AIM's ability to predict correctly movements in the direction of the stock market, of interest rates or of foreign exchange rates. Because of possible price distortions in the futures and options markets and because of the imperfect correlation between movements in the prices of hedging instruments and the investments being hedged, even a correct forecast by AIM of general market trends may not result in a completely successful hedging transaction.

   It is also possible that where a Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of stocks or debt securities held in its portfolio may decline. If this occurred, a Fund would lose money on the futures contracts and also experience a decline in the value of its portfolio securities. Similar risks exist with respect to foreign currency hedges.

   Positions in futures contracts or options may be closed out only on an exchange on which such contracts are traded. Although the Funds intend to purchase or sell futures contracts or, in the case of Aggressive Growth, purchase options only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or a board of trade will exist for any particular contract at any particular time. If there is not a liquid market, it may not be possible to close a futures position or purchase an option at such time. In the event of adverse price movements under those circumstances, the Fund would continue to be required to make daily cash payments of maintenance margin on its futures positions. The extent to which a Fund may engage in futures contracts or, in the case of Aggressive Growth, related options will be limited by Internal Revenue Code requirements for qualification as a regulated investment company and a Fund's intent to continue to qualify as such. The result of a hedging program cannot be foreseen and may cause a Fund to suffer losses which it would not otherwise sustain.

CERTAIN INVESTMENTS

   Aggressive Growth does not intend (a) to invest for the purposes of influencing management or exercising control; (b) to purchase interests in oil, gas or other mineral exploration or development programs; (c) to purchase securities which are subject to restrictions on disposition under the Securities Act of 1933; (d) to buy or sell mortgages; (e) to purchase securities of any company with a record of less than three years' continuous operations (including that of predecessors) if such purchase would cause the Fund's aggregate investments in all such companies taken at cost to exceed 5% of the Fund's total assets taken at market value; and (f) to purchase or retain the securities of any issuer if the officers or directors of the Company and its investment advisor who own beneficially more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer. Aggressive Growth may purchase securities directly from an issuer for its own portfolio and may dispose of such securities.

   The investment policies stated above are not fundamental policies of the Funds and may be changed by the Board of Directors of the Company without shareholder approval. Shareholders will be notified before any material change in the investment policies stated above become effective.

                            INVESTMENT RESTRICTIONS

   The following additional fundamental policies and investment restrictions have been adopted by each Fund as indicated and, except as noted, such policies cannot be changed without the approval of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act.

CHARTER
-------
   Charter may not:

     (a) purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. Government) if, immediately after and as a result of such purchase, (i) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (ii) the Fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer;

     (b) purchase securities of other investment companies;

     (c) concentrate its investments; that is, invest more than 25% of the value of its assets in any particular industry;

     (d) purchase or sell real estate or other interests in real estate (except that this restriction does not preclude investments in marketable securities of companies engaged in real estate activities);

     (e) write, purchase, or sell puts, calls, straddles, spreads or combinations thereof, or deal in commodities or oil, gas, or other mineral exploration or development programs;

     (f) make loans (except that the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities, or entering into a repurchase agreement, is not considered to be a loan for purposes of this restriction), provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

     (g) purchase securities on margin or sell short;

     (h) borrow money or pledge its assets except that, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, the Fund may borrow from banks (including the Fund's custodian bank) amounts of up to 10% of the value of its total assets, and may pledge amounts of up to 20% of its total assets to secure such borrowings;

     (i) invest in companies for the purpose of exercising control or management;

     (j) act as an underwriter of securities of other issuers;

     (k) purchase from or sell to any officer, director or employee of the Fund, or its advisors or distributor, or to any of their officers or directors, any securities other than shares of the capital stock of Charter;

     (l) purchase or retain the securities of any issuer if those officers and directors of the Company, its advisors or distributor owning individually more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; or

     (m) invest any of its assets in securities of companies having a record of less than five years' continuous operation, including the operations of their predecessors.

   To permit the sale of shares of Charter in Texas, investments by Charter in warrants, valued at the lower of cost or market, may not exceed 5% of the value of Charter's net assets. Included within that amount, but not to exceed 2% of Charter's net assets, may be warrants which are not listed on the New York or American Stock Exchanges. This restriction is not a fundamental policy.

   The Fund will comply with Texas Rule 123.2(6), and follow SEC guidelines, that provide that loans of the Fund's securities will be fully collateralized.

   If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction.

WEINGARTEN
----------
   Weingarten may not:

     (a) issue bonds, debentures or senior equity securities;

     (b) underwrite securities of other companies or purchase restricted securities ("letter stock");

     (c) invest in real estate, except that the Fund may purchase securities of real estate investment trusts;

     (d) lend money, except in connection with the acquisition of a portion of an issue of publicly distributed bonds, debentures or other corporate or governmental obligations, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

     (e) purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

     (f) purchase shares in order to control management of a company;

     (g) invest in commodities or commodity contracts or in puts or calls except as set forth above under "Investment Objectives and Policies - Writing Call Option Contracts";

     (h) invest in securities of other investment companies;

     (i) invest more than 25% of the value of its total assets in securities of issuers all of which conduct their principal business activities in the same industry; or

     (j) borrow money or pledge its assets, except that, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, the Fund may borrow from banks (including the Fund's custodian bank) amounts of up to 10% of the value of its total assets, and may pledge amounts of up to 20% of its total assets to secure such borrowings.

   In addition, Weingarten may not (a) purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the Fund's net assets, and no more than 2% of such value may be warrants which are not listed on the New York or American Stock Exchanges; (b) purchase or retain the securities of any issuer, if the officers and directors of the Company, its advisors or distributor who own individually more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; (c) invest more than 5% of the total assets of the Fund (valued at market) in securities of any one issuer (other than obligations of the U.S. Government and its instrumentalities); (d) purchase more than 10% of the outstanding securities of any one issuer or more than 10% of any class of securities of an issuer; (e) deal in forward contracts; (f) invest in interests in oil, gas or other mineral exploration or development programs; or (g) invest in securities of companies which have a record of less than three years of continuous operation if such purchase at the time thereof would cause more than 5% of the total assets of the Fund to be invested in the securities of such companies (with such period of three years to include the operation of any predecessor company or companies, partnership or individual enterprise if the company whose securities are proposed for investment by the Fund has come into existence as the result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor company or companies, partnership or individual enterprise). These additional restrictions are not fundamental, and may be changed by the Board of Directors of the Company without shareholder approval.

   If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction.

AGGRESSIVE GROWTH
-----------------
   Aggressive Growth may not:

     (a) with respect to 75% of the total assets of the Fund, purchase the securities of any issuer if such purchase would cause more than 5% of the value of its assets to be invested in the securities of such issuer (except U.S. Government securities including securities issued by its agencies and instrumentalities);

     (b) concentrate more than 25% of its investments in a particular industry;

     (c) make short sales of securities (unless at all times when a short position is open it either owns an amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's total assets (taken at current value) is held for such sales at any one time) or purchase securities on margin, but it may obtain such short-term credit as is necessary for the clearance of purchases and sales of securities and may make margin payments in connection with transactions in stock index futures contracts and options thereon;

     (d) act as a securities underwriter under the Securities Act of 1933;

     (e) make loans, except (i) through the purchase of a portion of an issue of bonds or other obligations of types commonly offered publicly and purchased by financial institutions, and (ii) through the purchase of short-term obligations (maturing within a year), including repurchase agreements, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

     (f) borrow, except that the Fund may enter into stock index futures contracts and that the right is reserved to borrow from banks, provided that no borrowing may exceed one-third of the value of its total assets (including the proceeds of such borrowing) and may secure such borrowings by pledging up to one-third of the value of its total assets. (For the purposes of this restriction, neither collateral arrangements with respect to margin for a stock index futures contracts nor the segregation of securities in connection with short sales are deemed to be a pledge of assets);

     (g) purchase the securities of any other investment company, except that it may make such a purchase as part of a merger, consolidation or acquisition of assets and except for the investment in such securities of funds representing compensation otherwise payable to the directors of the Company pursuant to any deferred compensation plan existing at any time between the Company and one or more of its directors; or

     (h) buy or sell commodities, commodity contracts or real estate.

   To permit the sale of shares of Aggressive Growth in Texas, Aggressive Growth may not: (a) purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the Fund's net assets, and no more than 2% of such value may be warrants which are not listed on the New York or American Stock Exchanges; (b) invest more than 15% of its average net assets at the time of purchase of investments which are not readily marketable. These restrictions are not fundamental policies and may be changed by the directors without shareholder approval.

   Except for the borrowing policy, if a percentage restriction is adhered to at the time of investment, a later change in the percentage of such investment held by a Fund resulting solely from changes in values or assets will not be considered to be a violation of the restriction.

CONSTELLATION
-------------
   Constellation may not:

     (a) invest for the purpose of exercising control over or management of any company;

     (b) engage in the underwriting of securities of other issuers;

     (c) purchase and sell real estate or commodities or commodity contracts;

     (d) make loans, except by the purchase of a portion of an issue of publicly distributed bonds, debentures or other obligations, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

     (e) invest in interests in oil, gas or other mineral exploration or development programs;

     (f) invest in securities of other investment companies; or

     (g) invest more than 25% of the value of its total assets in securities of issuers all of which conduct their principal business activities in the same industry.

   In addition, Constellation treats as fundamental its policy concerning borrowing described under the caption "Investment Programs - Investment Restrictions - Borrowing" in the Prospectus. In accordance with this policy, the Fund may borrow funds from a bank (including its custodian bank) to purchase or carry securities only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. For the purpose of determining this 300% asset coverage requirement, the Fund's liabilities will not include the amount borrowed but will include the market value, at the time of computation, of all securities borrowed by the Fund in connection with short sales. The amount of borrowing will also be limited by the applicable margin limitations imposed by the Federal Reserve Board. If at any time the value of the Fund's assets should fail to meet the 300% asset coverage requirement, the Fund will, within three days, reduce its borrowings to the extent necessary. The Fund may be required to eliminate partially or totally its outstanding borrowings at times when it may not be desirable for it to do so.

   The Board of Directors of the Company has also adopted the following limitations which are not matters of fundamental policy of Constellation and which may be changed without shareholder approval:

   (a) the Fund may not purchase or retain the securities of any issuer, if those officers and directors of the Company, its advisors or distributor owning individually more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; or

   (b) the Fund may not purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the Fund's net assets, and no more than 2% of such value may be warrants which are not listed on the New York or American Stock Exchanges.

   Except for the borrowing policy, if a percentage restriction is adhered to at the time of investment, a later change in the percentage of such investment held by a Fund resulting solely from changes in values or assets, will not be considered to be a violation of the restriction.

ADDITIONAL RESTRICTIONS

   In order to permit the sale of the Funds' shares in certain states, each Fund may from time to time make commitments more restrictive than the restrictions described herein. These restrictions are not matters of fundamental policy, and should a Fund determine that any such commitment is no longer in the best interests of the Fund and its shareholders, it will revoke the commitment by terminating sales of its shares in the states involved.

   In order to comply with an undertaking to the State of Texas, each Fund has agreed that any restriction on investments in "oil, gas and other mineral exploration or development programs" shall include mineral leases and any restriction on investments in "real estate or other interests in real estate" shall include real estate limited partnerships.


                                   MANAGEMENT

DIRECTORS AND OFFICERS

   The directors and officers of the Company and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each director and officer is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. All of the Company's executive officers hold similar offices with some or all of the other AIM Funds.

   *CHARLES T. BAUER, Director and Chairman (76)

   Director, Chairman and Chief Executive Officer, A I M Management Group Inc.; Chairman of the Board of Directors, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Director, AIM Global Advisors Limited, A I M Global Management Company Limited and AIM Global Ventures Co.

   BRUCE L. CROCKETT, Director (51)
   COMSAT Corporation
   6560 Rock Spring Drive
   Bethesda, MD 20817

   Director, President and Chief Executive Officer, COMSAT Corporation (Includes COMSAT World Systems, COMSAT Mobile Communications, COMSAT Video Enterprises, COMSAT RSI and COMSAT International Ventures). Previously, President and Chief Operating Officer, COMSAT Corporation; President, World Systems Division, COMSAT Corporation; and Chairman, Board of Governors of INTELSAT; (each of the COMSAT companies listed above is an international communication, information and entertainment-distribution services company).


________________________

* A director who is an "interested person," of the Company and A I M Advisors, Inc. as defined in the 1940 Act.

   OWEN DALY II, Director (71)
   Six Blythewood Road
   Baltimore, MD 21210

   Director, Cortland Trust Inc. (investment company). Formerly, Director, CF & I Steel Corp., Monumental Life Insurance Company and Monumental General Insurance Company; and Chairman of the Board of Equitable Bancorporation.

   *CARL FRISCHLING, Director (58)
    919 Third Avenue
    New York, NY 10022

   Partner, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel (law firm). Formerly, Partner, Reid & Priest (law firm); and, prior thereto, Partner, Spengler Carlson Gubar Brodsky & Frischling (law firm).

  **ROBERT H. GRAHAM, Director and President (49)

   Director, President and Chief Operating Officer, A I M Management Group Inc.; Director and President, A I M Advisors. Inc.; Director and Senior Vice President, A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., AIM Global Ventures Co., A I M Institutional Fund Services, Inc. and Fund Management Company; and Senior Vice President, AIM Global Advisors Limited.

   JOHN F. KROEGER, Director (71)
   24875 Swan Road - Martingham
   Box 464
   St. Michaels, MD  21663

   Director, Flag Investors International Fund, Inc., Flag Investors Emerging Growth Fund, Inc., Flag Investors Telephone Income Fund, Inc., Flag Investors Equity Partners Fund, Inc., Total Return U.S. Treasury Fund, Inc., Flag Investors Intermediate Term Income Fund, Inc., Managed Municipal Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Alex. Brown Cash Reserve Fund, Inc. and North American Government Bond Fund, Inc. (investment companies). Formerly, Consultant, Wendell & Stockel Associates, Inc. (consulting firm).

   LEWIS F. PENNOCK, Director (53)
   8955 Katy Freeway, Suite 204
   Houston, TX 77024

   Attorney in private practice in Houston, Texas.

   IAN W. ROBINSON, Director (72)
   183 River Drive
   Tequesta, FL  33469

   Formerly, Executive Vice President and Chief Financial Officer, Bell Atlantic Management Services, Inc. (provider of centralized management services to telephone companies); Executive Vice President, Bell Atlantic


________________________

* A director who is an "interested person" of the Company as defined in the 1940 Act.

** A director who is an "interested person," of the Company and A I M Advisors, Inc. as defined in the 1940 Act.

Corporation (parent of seven telephone companies); and Vice President and Chief Financial Officer, Bell Telephone Company of Pennsylvania and Diamond State Telephone Company.

   LOUIS S. SKLAR, Director (56)
   Transco Tower, 50th Floor
   2800 Post Oak Blvd.
   Houston, TX  77056

   Executive Vice President, Development and Operations, Hines Interests Limited Partnership (real estate development).

   ***JOHN J. ARTHUR, Senior Vice President and Treasurer (51)

   Senior Vice President and Treasurer, A I M Advisors, Inc.; Vice President and Treasurer, A I M Management Group Inc., A I M Capital Management, Inc.,
A I M Distributors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Vice President, AIM Global Advisors Limited, A I M Global Associates, Inc., A I M Global Holdings, Inc. and AIM Global Ventures Co.

   GARY T. CRUM, Senior Vice President (48)

   Director and President, A I M Capital Management, Inc.; Director and Senior Vice President, A I M Management Group Inc., A I M Advisors, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., and AIM Global Ventures Co.; Director, A I M Distributors, Inc.; and Senior Vice President, AIM Global Advisors Limited.

   JONATHAN C. SCHOOLAR, Senior Vice President (33)

   Director and Senior Vice President, A I M Capital Management, Inc.; and Vice President, A I M Advisors, Inc.

   ***CAROL F. RELIHAN, Vice President and Secretary (41)

   Senior Vice President, General Counsel and Secretary, A I M Advisors, Inc.; Vice President, General Counsel and Secretary, A I M Management Group Inc.; Vice President and General Counsel, Fund Management Company; Vice President and Secretary, A I M Global Associates, Inc. and A I M Global Holdings, Inc.; Vice President and Assistant Secretary, AIM Global Advisors Limited and AIM Global Ventures Co.; Vice President, A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and A I M Institutional Fund Services, Inc.

   DANA R. SUTTON, Vice President and Assistant Treasurer (36)

   Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice President and Assistant Treasurer, Fund Management Company.

   MELVILLE B. COX, Vice President (52)

   Vice President, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Fund Services, Inc. and A I M Institutional Fund Services, Inc.; and Assistant Vice President, A I M Distributors, Inc. and Fund Management Company. Formerly, Vice President, Charles Schwab & Co., Inc.; Assistant Secretary, Charles Schwab Family of Funds and Schwab Investments; Chief Compliance Officer, Charles Schwab Investment Management, Inc.; and Vice President, Integrated Resources Life Insurance Co. and Capitol Life Insurance Co.


________________________

***  Mr. Arthur and Ms. Relihan are married to each other.

   The standing committees of the Board of Directors are the Audit Committee, the Investments Committee and the Nominating and Compensation Committee.

   The members of the Audit Committee are Messrs. Daly, Kroeger (Chairman), Pennock and Robinson. The Audit Committee is responsible for meeting with the Company's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Company's fund accounting or its internal accounting controls, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

   The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Chairman), Kroeger and Pennock. The Investment Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

   The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Kroeger, Pennock (Chairman) and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons as long as the Company maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested directors, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

Remuneration of Directors

   Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any Committee attended. The Directors of the Company who do not serve as officers of the Company are compensated for their services according to a fee schedule which recognizes the fact that they also serve as directors or trustees of certain other investment companies advised or managed by AIM. Each such director receives a fee, allocated among the AIM Funds for which he serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

  Set forth below is information regarding compensation paid or accrued for each director of the Company:

                                                           RETIREMENT
                                      AGGREGATE             BENEFITS
                                    COMPENSATION            ACCRUED                   TOTAL
                                      FROM THE             BY ALL AIM             COMPENSATION
  DIRECTOR                            COMPANY(1)            FUNDS(2)          FROM ALL AIM FUNDS(3)
  --------                            ----------            --------          ---------------------
  Charles T. Bauer                      $    0                  $   0                 $    0
  Bruce L. Crockett                     13,461                  3,655                 57,750
  Owen Daly II                          14,385                 18,662                 58,125
  Carl Frischling                       13,938                 11,323                 57,250
  Robert H. Graham                           0                      0                      0
  John F. Kroeger                       14,807                 22,313                 58,125
  Lewis F. Pennock                      13,476                  5,067                 58,125
  Ian Robinson                          13,373                 15,381                 56,750
  Louis S. Sklar                        14,003                  6,632                 57,250

----------------
(1) The total amount of compensation deferred by all Directors of the Company during the fiscal year ended October 31, 1995, including interest earned thereon, was $53,856.

(2) During the fiscal year ended October 31, 1995, the total amount of expenses allocated to the Company in respect of such retirement benefits was $31,585. Data reflects compensation estimated for the calendar year ended December 31, 1995.

(3) Messrs. Bauer, Daly, Graham, Kroeger and Pennock each serve as Director or Trustee of a total of 11 AIM Funds. Messrs. Crockett, Frischling, Robinson and Sklar each serves as a Director or Trustee of a total of 10 AIM Funds. Data reflects compensation estimated for the calendar year ended December 31, 1995.

AIM Funds Retirement Plan for Eligible Directors/Trustees

         Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not an employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each eligible director is entitled to receive an annual benefit from the AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 75% of the retainer paid or accrued by the AIM Funds for such director during the twelve-month period immediately preceding the director's retirement (including amounts deferred under a separate agreement between the AIM Funds and the director) for the number of such director's years of service (not in excess of 10 years of service) completed with respect to any of the AIM Funds. Such benefit is payable to each eligible director in quarterly installments. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.

         Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming various compensation and years of service classifications. The estimated credited years of service for Messrs. Crockett, Daly, Frischling, Kroeger, Pennock, Robinson and Sklar are 8, 9, 18, 18, 14, 8 and 6 years, respectively.

                                                  Annual Compensation
                                                 Paid By All AIM Funds

                                               $60,000           $65,000
         Number of         10                  $45,000           $48,750
          Years of         9                   $40,500           $43,875
        Service With       8                   $36,000           $39,000
       the AIM Funds       7                   $31,500           $34,125
                           6                   $27,000           $29,250
                           5                   $22,500           $24,375


         Deferred Compensation Agreements

         Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors may elect to defer receipt of up to 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of his deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of ten years beginning on the date the deferring director's retirement benefits commence under the Plan. The Company's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Company. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.

         The Company paid the law firm of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel $6,853, $13,238, $4,657 and $14,394 in legal fees for services provided to Charter, Weingarten, Aggressive Growth and Constellation, respectively, during the fiscal year ended October 31, 1995 Mr. Carl Frischling, a director of the Company, is partner in such firm.

INVESTMENT ADVISORY, ADMINISTRATIVE SERVICES AND SUB-ADVISORY AGREEMENTS

         AIM is a wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046. AIM Management is a holding company that has been engaged in the financial services business since 1976. Certain of the directors and officers of AIM are also executive officers of the Company and their affiliations are shown under "Directors and Officers". AIM Capital, a wholly owned subsidiary of AIM, is engaged in the business of providing investment advisory services to investment companies, corporations, institutions and other accounts.

         AIM was organized in 1976, and advises or manages 37 investment company portfolios. As of December 1, 1995, the total assets of the investment company portfolios advised or managed by AIM and its affiliates were approximately $41.2 billion.

         AIM and the Company have adopted a Code of Ethics (the "Code") which requires investment personnel and certain other employees (a) to pre-clear personal securities transactions subject to the Code, (b) to file reports regarding such transactions, (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund and (d) abide by certain other provisions under the Code. The Code also prohibits personnel and other employees from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews quarterly and annual reports (including information on any substantial violations of the Code). Violations of the Code may result in sanctions which may include censure, monetary penalties, suspension or termination of employment. [Copies of the Code are on file with the SEC and available without charge upon written request to the Company.]

         The Funds have entered into a Master Investment Advisory Agreement dated as of October 18, 1993, (the "Master Advisory Agreement") and a Master Administrative Services Agreement dated as of October 18, 1993 (the "Master Administrative Services Agreement") with AIM. In addition, AIM has entered into a Master Sub-Advisory Agreement dated as of October 18, 1993 (the "Master Sub-Advisory Agreement") with AIM Capital with respect to Charter, Weingarten and Constellation. Prior investment advisory agreements (the "Prior Investment Advisory Agreements"), administrative services agreements (the "Prior Administrative Services Agreements") and sub-advisory agreements (the "Prior Sub-Advisory Agreements"), with substantially identical terms (including the fee schedules) to the Master Advisory Agreement, the Master Administrative Services Agreement and the Master Sub-Advisory Agreement, respectively, were previously in effect. Prior to June 30, 1992, Aggressive Growth's investment advisor was CIGNA Investments, Inc. ("CII") (such agreement hereinafter referred to as the "CII Agreement").

         Both the Master Advisory Agreement and the Master Sub-Advisory Agreement provide that the Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM or AIM Capital, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to directors and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Company on behalf of the Fund in connection with membership in investment company organizations, the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders and all other charges and costs of the Funds' operations unless otherwise explicitly provided.

         The Master Advisory Agreement and the Master Sub-Advisory Agreement each provide that if, for any fiscal year, the total of all ordinary business expenses of any Fund, including all investment advisory fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses, such as litigation, exceed the applicable expense limitations imposed by state securities regulations in any state in which such Fund's shares are qualified for sale, as such limitations may be raised or lowered from time to time, the aggregate of all such investment advisory fees with respect to such Fund shall be reduced by the amount of such excess. The amount of any such reduction to be borne by AIM shall be deducted from the monthly investment advisory fees otherwise payable to AIM with respect to such Fund during such fiscal year. If required pursuant to such state securities regulations, AIM will reimburse each Fund, no later than the last day of the first month of the next succeeding fiscal year, for any such annual operating expenses (after reduction of all investment advisory fees in excess of such limitation).

         The Master Advisory Agreement and the Master Sub-Advisory Agreement became effective on October 18, 1993 and will continue in effect from year to year thereafter only if such continuance is specifically approved at least annually by (i) the Company's Board of Directors or the vote of a "majority of the outstanding voting securities" of the Funds (as defined in the 1940 Act) and (ii) the affirmative vote of a majority of the directors who are not parties to the agreements or "interested persons" of any such party (the "Non-Interested Directors") by votes cast in person at a meeting called for such purpose. Each agreement provides that the Funds, AIM (in the case of the Master Advisory Agreement) or AIM Capital (in the case of the Master Sub-Advisory Agreement) may terminate such agreement on sixty (60) days' written notice without penalty. Each agreement terminates automatically in the event of its assignment.

         With respect to each of Charter and Constellation, AIM receives a fee calculated at an annual rate of 1.0% of the first $30 million of such Fund's average daily net assets, plus 0.75% of such Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of such Fund's average daily net assets in excess of $150 million. With respect to Weingarten, AIM's fee is calculated at an annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million. With respect to Aggressive Growth, AIM's fee is calculated at an annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. As compensation for its services, AIM pays 50% of the advisory fees it receives pursuant to the Master Advisory Agreement with respect to Charter, Weingarten and Constellation to AIM Capital.


         Each Fund paid to AIM the following advisory fees net of any expense limitations for the years ended October 31, 1995, 1994 and 1993:

                                                      1995               1994              1993
                                                      ----               ----              ----
          Charter  . . . . . . . . . . . . . .  $10,890,335         $10,447,924        $9,635,490
          Weingarten   . . . . . . . . . . . .   25,448,131          26,472,250        32,301,167
          Constellation  . . . . . . . . . . . . 31,042,229          19,926,116        12,398,962
          Aggressive Growth  . . . . . . . . . .  6,974,263           1,903,277          413,370*

           *Fee paid by Aggressive Growth was for the ten-month period ended October 31, 1993.

           Aggressive Growth paid AIM a management fee in the amount of $413,370 for the six-month period ended December 31, 1992 under the Prior Investment Advisory Agreements. For the fiscal year ended December 31, 1992, Aggressive Growth paid CII, pursuant to the CII Agreement, fees net of the expense limitation of $30,905 in the amount of $17,206. Management fees before reduction of the expense limitation would have been $48,111 for such period.

           AIM, in turn, paid the following sub-advisory fees to AIM Capital, as sub-advisor for each Fund (other than Aggressive Growth), for the years ended October 31, 1995, 1994 and 1993:

                                                        1995               1994              1993
                                                        ----               ----              ----
           Charter  . . . . . . . . . . . . . . $  5,445,168         $ 5,223,962       $ 4,817,745
           Weingarten   . . . . . . . . . . . .   12,724,066          13,236,125        16,150,583
           Constellation  . . . . . . . . . . . . 15,521,115           9,963,058         6,199,481


           The Master Administrative Services Agreement provides that AIM may perform or arrange for the performance of certain accounting and, shareholder services and other administrative services to each Fund which are not required to be performed by AIM under the Master Advisory Agreement. For such services, AIM would be entitled to receive from each Fund reimbursement of its costs or such reasonable compensation as may be approved by the Company's Board of Directors. The Master Administrative Services Agreement became effective on October 18, 1993 and will continue in effect until June 30, 1996 and from year to year thereafter only if such continuance is specifically approved at least annually by (i) the Company's Board of Directors or the vote of a "majority of the outstanding voting securities" of the Funds (as defined in the 1940 Act) and (ii) the affirmative vote of a majority of the Non-Interested Directors by votes cast in person at a meeting called for such purpose.

           In addition, the Transfer Agency and Service agreement for the Funds provides that A I M Fund Services, Inc. ("AFS"), a registered transfer agent and wholly-owned subsidiary of AIM, will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares, prepare and transmit payments for dividends and distributions declared by the fund, maintain shareholder accounts and provide shareholders with information regarding the Fund and their accounts. The Transfer Agency and Service Agreement became effective on November 1, 1994.

           The Funds paid AIM the following amounts as reimbursement of administrative services costs for the years ended October 31, 1995, 1994 and 1993:

                                                        1995               1994              1993
                                                        ----               ----              ----
           Charter  . . . . . . . . . . . . . . . . $109,054          $  980,837      $  806,712
           Weingarten   . . . . . . . . . . . . . .  182,595           3,161,130       3,168,957
           Constellation  . . . . . . . . . . . . .  173,257           2,196,752       1,119,692
           Aggressive Growth  . . . . . . . . . . . . 71,528             472,140          65,561*

           *Fee paid by Aggressive Growth was for the ten-month period ended October 31, 1993.

           For the six month period ended December 31, 1992, AIM received administrative services fees from Aggressive Growth of $12,353 under the Prior Administrative Services Agreements.

           For the period from November 1, 1993 through October 31, 1994, AFS received shareholder services fees from AIM with respect to Class A shares of Charter, Weingarten, Aggressive Growth and Constellation in the amount of $890,434, $3,015,921, $424,814 and $2,080,638, respectively, under the AFS
Administrative Services Agreement between AIM and AFS. The agreement was terminated November 1, 1994.

           For the period November 1, 1994 through October 31, 1995, AFS received transfer agency and shareholder services fees with respect to Class A shares of Charter, Weingarten, Aggressive Growth and Constellation in the amount of $1,555,524, $4,006,530, $1,198,145, and $4,943,213, respectively.
For the period June 26, 1995 (inception date for Class B shares) through October 31, 1995, AFS received transfer agency and shareholder services fees with respect to Class B shares of Charter and Weingarten in the amount of $13,197 and $10,301, respectively.

                             THE DISTRIBUTION PLANS

           THE CLASS A PLAN. The Company has adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Funds (the "Class A Plan"). The Class A Plan provides that the Class A shares pay 0.30% per annum of their average daily net assets in the case of Charter, Weingarten and Constellation and 0.25% per annum of the average net assets of Aggressive Growth as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. Activities appropriate for financing under the Class A Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A Plan.

           THE CLASS B PLAN. The Company has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of Charter and Weingarten (the "Class B Plan", and collectively with the Class A Plan, the "Plans"). Under the Class B Plan, Charter and Weingarten pay compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, Charter and Weingarten pay a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including but not limited to printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan. AIM Distributors may transfer and sell its right under the Class B Plan in order to finance distribution expenditures in respect of Class B shares.

           BOTH PLANS. Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans offered in connection with the purchase of the Fund's shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Fund's shares; and providing such other information and services as the Funds or the customer may reasonably request.

           Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Funds and the Company; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold shares of the Funds; and such other administrative services as the Funds reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.

           The Company may also enter into Variable Group Annuity Contract holder Service Agreements ("Variable Contract Agreements") on behalf of Charter, Weingarten and Constellation authorizing payments to selected insurance companies offering variable annuity contracts to employers as funding vehicles for retirement plans qualified under Section 401(a) of the Internal Revenue Code. Services provided pursuant to such Variable Contract Agreements may include some or all of the following: answering inquiries regarding the Fund and the Company; performing sub-accounting; establishing and maintaining Contract holder accounts and records; processing and bunching purchase and redemption transactions; providing periodic statements of contract account balances; forwarding such reports and notices to Contract holders relative to the Fund as deemed necessary; generally, facilitating communications with Contract holders concerning investments in a Fund on behalf of Plan participants; and performing such other administrative services as deemed to be necessary or desirable, to the extent permitted by applicable statute, rule or regulation to provide such services.

           Financial intermediaries and any other person entitled to receive compensation for selling shares of the Funds may receive different compensation for selling shares of one particular class over another.

           Under a Shareholder Service Agreement, the Funds agree to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate of 0.25% of the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Funds' shares are held.

           The Plans are subject to any applicable limitations imposed from time to time by rules of the National Association of Securities Dealers, Inc.

           AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

           For the fiscal year ended October 31, 1995, with respect to Class A shares, Charter, Weingarten, Aggressive Growth and Constellation paid AIM Distributors under the Plan $5,007,160, $12,217,290, $3,023,937 and
$14,905,705, respectively, or an amount equal to 0.30%, 0.30%, 0.25% and 0.30%, respectively, of each Fund's average daily net assets.

           For the fiscal year ended October 31, 1995, with respect to Class B shares, Charter and Weingarten paid AIM Distributors under the Plan $94,462 and $68,621, respectively, or an amount equal to 1.00% and 1.00%, respectively, of each Fund's average daily net assets.

           An estimate by category of actual fees paid by the following Funds under the Class A Plan during the year ended October 31, 1995 were allocated as follows:

                                                                                      AGGRESSIVE
                                                         CHARTER       WEINGARTEN       GROWTH     CONSTELLATION
                                                         -------       ----------       ------     -------------
     Advertising  . . . . . . . . . . . . . . . . .   $   506,183     $1,079,097      $   69,790     $ 1,548,808
                                                      -----------     -----------     ----------     -----------
     Printing and mailing prospectuses,
       semi-annual reports and annual
       reports (other than to
       current shareholders)  . . . . . . . . . . .   $    80,029     $  177,016      $   11,964     $   254,133
                                                      -----------     -----------     ----------     -----------
     Seminars . . . . . . . . . . . . . . . . . . .   $   170,062     $  379,034      $   26,919     $   538,280
                                                      -----------     -----------     ----------     -----------
     Compensation to Underwriters . . . . . . . . .   $   190,069     $1,004,091      $        0     $         0
                                                      -----------     -----------     ----------     -----------
     Compensation to Dealers  . . . . . . . . . . .   $ 4,060,817     $9,578,052      $2,915,264     $12,564,484
                                                      -----------     -----------     ----------     -----------



           An estimate by category of actual fees paid by the following Funds under the Class B Plan during the period June 26, 1995 (inception date for Class B shares) through October 31, 1995, were allocated as follows:

                                                                         CHARTER      WEINGARTEN
                                                                         -------      ----------
                   Advertising  . . . . . . . . . . . . . . . . . .   $    14,376   $    11,437
                                                                      -----------   -----------
                   Printing and mailing prospectuses,
                     semi-annual reports and annual
                     reports (other than to
                     current shareholders)  . . . . . . . . . . . .   $     3,081   $     1,906
                                                                      -----------   -----------
                   Seminars . . . . . . . . . . . . . . . . . . . .   $     6,161   $     3,812
                                                                      -----------   -----------
                   Compensation to Underwriters . . . . . . . . . .   $    70,844   $    51,466
                                                                      -----------   -----------
                   Compensation to Dealers  . . . . . . . . . . . .   $         0   $         0
                                                                      -----------   -----------


    The Plans require AIM Distributors to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Directors reviews these reports in connection with their decisions with respect to the Plans.

    As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Qualified Directors"). In approving the Plans in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Fund and its respective shareholders.

    The Plans do not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

    Unless the Plans are terminated earlier in accordance with their terms, the Class B Plan continues in effect until June 30, 1996, and thereafter, both Plans continue as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Qualified Directors.

    The Plans may be terminated by the vote of a majority of the Qualified Directors, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

    Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the directors, including a majority of the Qualified Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors. In the event the Class A Plan is amended in a manner which the Board of Directors determines would materially increase the charges paid under the Class A Plan, the Class B shares of the Fund will no longer convert into Class A shares of the Fund unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Directors will (i) create a new class of shares of the Fund which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment and (ii) ensure that the existing Class B shares of the Fund will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.

    The principal differences between the Class A Plan and the Class B Plan are: (i) the Class A Plan allows payment to AIM Distributors or to dealers or financial institutions of up to .30% of average daily net assets of Charter, Weingarten and Constellation's Class A shares and up to .25% of average daily net assets of Aggressive Growth's Class A shares as compared to 1.00% of such assets of Charter and Weingarten's Class B shares; (ii) the Class B Plan obligates the Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors unless there has been a complete termination of the Class B Plan (as defined in such Plan); and (iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.


                                THE DISTRIBUTOR

    Information concerning AIM Distributors and the continuous offering of the Funds' shares is set forth in the Prospectus under the headings "How to Purchase Shares" and "Terms and Conditions of Purchase of the AIM Funds." A Master Distribution Agreement with AIM Distributors relating to the Class A shares of the Funds was approved by the Board of Directors on July 19, 1993. A Master Distribution Agreement with AIM Distributors relating to the Class B shares of Charter and Weingarten was also approved by the Board of Directors on May 9, 1995. Both such Master Distribution Agreements are hereinafter collectively referred to as the "Distribution Agreements."

    The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing prospectuses and statements of additional information of the Funds relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Funds), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Funds' shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

    AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B shares of Charter and Weingarten at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it will require a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares.

    In the future, if multiple distributors serve CHARTER or WEINGARTEN, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of such Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

    The Company (on behalf of any class of the Funds) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or Distribution Agreement does not effect the obligations of Class B shareholders to pay Contingent Deferred Sales Charges.

    The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the years ended December 31, 1995, 1994 and 1993:

                                           1995                      1994                   1993
                                           ----                      ----                   ----
                                    SALES       AMOUNT        SALES       AMOUNT       SALES       AMOUNT
                                   CHARGES     RETAINED      CHARGES     RETAINED     CHARGES     RETAINED
                                   -------     --------      -------     --------     -------     --------
Charter . . . . . . . . . . . . $9,068,400   $ 1,316,019  $10,252,200  $ 1,386,255  $ 13,707,760  $2,444,337
Weingarten  . . . . . . . . . . 11,992,225     1,767,515   10,398,176    1,494,020    40,790,427   7,477,924
Constellation . . . . . . . . . 88,958,038    13,097,651   42,593,206    6,482,169    51,092,042   7,847,614
Aggressive Growth*  . . . . . . 54,745,243     8,232,597   11,846,706    1,975,968     4,184,518     576,011

*Sales charges paid and amounts retained by AIM Distributors in connection with the sale of Class A shares for Aggressive Growth were for the ten-month period ended October 31, 1993.

         The following chart reflects the contingent deferred sales charges paid by Class B shareholders for the period June 26,1995 (inception date of Class B shares) through October 31, 1995.

                                                                   1995
                                                                   ----
Charter . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $55
Weingarten  . . . . . . . . . . . . . . . . . . . . . . . . . . .   60

                       HOW TO PURCHASE AND REDEEM SHARES

         A complete description of the manner by which shares of the Funds may be purchased appears in the Prospectus under the caption "How to Purchase Shares."

         The sales charge normally deducted on purchases of Class A shares of the Funds is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons, who because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are shown in the Prospectus.

         Complete information concerning the method of exchanging shares of the Funds for shares of the other mutual funds managed or advised by AIM is set forth in the Prospectus under the caption "Exchange Privilege."

         Information concerning redemption of the Funds' shares is set forth in the Prospectus under the caption "How to Redeem Shares." In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Fund telephone: (713) 626-1919 (Houston) or
(800) 347-1919 (elsewhere) and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of the Fund next determined after such order is received. Such arrangement is subject to timely receipt by A I M Fund Services, Inc. of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by AIM Distributors (other than any applicable CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

         The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings,
(c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

                         NET ASSET VALUE DETERMINATION

         In accordance with the current rules and regulations of the SEC, the net asset value of a share of each Fund is determined once daily as of 4:00 p.m. Eastern Time on each business day of the Fund. In the event the New York Stock Exchange closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the New York Stock Exchange on such day. For purposes of determining net asset value per share, futures and options contract closing prices which are available fifteen (15) minutes after the close of trading of the New York Stock Exchange will generally be used. The net asset values per share of the Retail Classes and the Institutional Class will differ because different expenses are attributable to each class. The income or loss and the expenses common to all classes of a Fund are allocated to each class on the basis of the net assets of the Fund allocable to each such class, calculated as of the close of business on the previous business day, as adjusted for the current day's shareholder activity of each class. In addition to certain common expenses which are allocated to all classes of a Fund, certain expenses, such as those related to the distribution of shares of a class, are allocated only to the class to which such expenses relate. The net asset value per share of a class is determined by subtracting the liabilities (e.g., the expenses) of the Fund allocated to the class from the assets of the Fund allocated to the class and dividing the result by the total number of shares outstanding of such class. Determination of each Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Except as provided in the next sentence, a security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Exchange listed convertible bonds are valued based at the mean between the closing bid and asked prices obtained from a broker-dealer. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market system) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or lacking a last sale, at the mean between the last bid and asked price on that day; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost, which approximates market value. (See also "How to Purchase Shares," "How to Redeem Shares" and "Determination of Net Asset Value" in the Prospectus.)
         Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of a Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.

         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor can not exchange or redeem shares of the Fund.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

         Income dividends and capital gains distributions are automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment Plan." If a shareholder's account does not have any shares in it on a dividend or capital gains distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, a regulated investment company must (a) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (b) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forward contracts, will not be characterized as Short-Short Gain if they are directly related to the regulated investment company's principal business of investing in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, a Fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded. Interest (including original issue discount) received by a Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of a security within the meaning of the Short-Short Gain Test. However, any other income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

         In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss.

         In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (a) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (b) the asset is otherwise held by the Fund as part of a "straddle" or (c) the asset is stock and the Fund grants certain call options with respect thereto. However, for purposes of the Short-Short Gain Test, the holding period of the asset disposed of is reduced only in the case described in clause (a) above. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

         Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gain Test, the holding period of an option written by a Fund will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, a Fund may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

         Transactions that may be engaged in by certain of the Funds (such as futures contracts and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. The net amount of such gain or loss for the entire taxable year from transactions involving Section 1256 contracts (including gain or loss arising as a consequence of the year-end deemed sale of Section 1256 contracts) is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund may elect not to have this special tax treatment apply to
Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts. The Internal Revenue Service has held in several private rulings that gains arising from
Section 1256 contracts will be treated for purposes of the Short-Short Gain Test as being derived from securities held for not less than three months if the gains arise as a result of a constructive sale under Code Section 1256.

         In addition to satisfying the requirement described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the companies, and securities of other issuers, the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

         A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(a) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (b) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

         Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations only to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by the Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (a) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code
Section 246(c)(3) and (4) (i) any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend and (ii) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, has granted certain options to buy or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (b) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (c) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends received deduction for a corporate shareholder may be disallowed or reduced (a) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (b) by application of Code Section 246(b) which in general limits the dividends received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends received deduction and certain other items).

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. In addition, under the Superfund Amendments and Reauthorization Act of 1986, a tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of a corporate taxpayer's AMTI (determined without regard to the deduction for this tax and the AMT net operating loss deduction) over $2 million. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividend received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI.

         Investment income that may be received by certain of the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Funds to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of any such Fund's assets to be invested in various countries is not known.

         Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

         The Funds will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (a) who has provided either an incorrect tax identification number or no number at all; (b) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly; or (c) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

SALE OR REDEMPTION OF SHARES

         A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code
Section 246(c)(3) and (4) (discussed above in connection with the dividends received deduction for corporations) generally will apply in determining the holding period of shares. Long-term capital gains of non-corporate taxpayers are currently taxed at a maximum rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         If a shareholder (a) incurs a sales load in acquiring shares of a Fund, (b) disposes of such shares less then 91 days after they are acquired and
(c) subsequently acquires shares of the Fund or another Fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired.

FOREIGN SHAREHOLDERS

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and return of capital distributions (other than capital gain dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gains.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

         The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation for ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.


                           MISCELLANEOUS INFORMATION

SHAREHOLDER INQUIRIES

         The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

AUDIT REPORTS

         The Board of Directors will issue semi-annual reports of the transactions of the Funds to the shareholders. Financial statements, audited by independent auditors, will be issued annually. The firm of KPMG Peat Marwick LLP has served as the auditors for the Funds for the fiscal year ended October 31, 1995.

LEGAL MATTERS

         Legal matters for the Company have been passed upon by Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania.

CUSTODIAN AND TRANSFER AGENT

         State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. The custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by the Funds and performs certain other ministerial duties. A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, (the "Transfer Agent"), acts as transfer and dividend disbursing agent for the Funds. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

The Funds pay the Custodian and the Transfer Agent such compensation as may be agreed upon from time to time.

         Texas Commerce Bank National Association, P. O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.

         Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") has entered into an agreement with the Company (and certain other AIM Funds), The Shareholder Services Group, Inc. and Financial Data Services, Inc., pursuant to which MLPF&S has agreed to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

PRINCIPAL HOLDERS OF SECURITIES

CHARTER
-------
         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding shares of the Retail Classes of Charter as of December 1, 1995, and the Institutional Class of Charter as of December 1, 1995, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:

                                            PERCENT
NAME AND ADDRESS                            OWNED OF
OF RECORD OWNER                           RECORD ONLY*
---------------                           -----------
RETAIL CLASS A SHARES
---------------------
Merrill Lynch Pierce Fenner & Smith           14.85%
AIDS/Street Account
Mutual Fund Operations
ATTN: Private Client Group
P.O. Box 45286
Jacksonville, FL  32232-5286

Great West Life & Annuity                      7.88%
  Insurance Co.
Financial Control
401(K) 6T1
8505 E. Orchard
Englewood, CO  80111

RETAIL CLASS B SHARES
---------------------
Merrill Lynch Pierce Fenner & Smith           12.16%
AIDS/Street Account
Mutual Fund Operations
ATTN: Private Client Group
P.O. Box 45286
Jacksonville, FL  32232-5286

-------------
* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

                                            PERCENT
NAME AND ADDRESS                            OWNED OF
OF RECORD OWNER                           RECORD ONLY*
---------------                           -----------
INSTITUTIONAL CLASS

Commonwealth of Mass.                         84.98%**
Deferred Compensation Plan
One Ashburton Place, 12th Floor
Boston, MA  02108

First Interstate Bank of California           10.66%
P.O. Box 9800
Mutual Funds A88-4
Calabasas, CA  91302-9800

WEINGARTEN
----------
To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding shares of the Retail Classes of Weingarten as of December 1, 1995, and of the Institutional Class of Weingarten as of December 1, 1995, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:

                                           PERCENT
NAME AND ADDRESS                           OWNED OF
OF RECORD OWNER                          RECORD ONLY*
---------------                          -----------
RETAIL CLASS A SHARES
---------------------
Merrill Lynch Pierce Fenner & Smith          20.69%
AIDS/Street Account
Mutual Fund Operations
ATTN: Private Client Group
P.O. Box 45286
Jacksonville, FL  32232-5286

RETAIL CLASS B SHARES
---------------------
Merrill Lynch Pierce Fenner & Smith          12.52%
AIDS/Street Account
Mutual Fund Operations
ATTN: Private Client Group
P.O. Box 45286
Jacksonville, FL  32232-5286

-------------
* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                           PERCENT
NAME AND ADDRESS                           OWNED OF
OF RECORD OWNER                          RECORD ONLY*
---------------                          -----------
INSTITUTIONAL CLASS
-------------------
Commonwealth of Mass.                         60.9%**
Deferred Compensation Plan
One Ashburton Place, 12th Floor
Boston, MA  02108

Union Planters National Bank                 16.08%
P.O. Box 387
Memphis, TN  38147

Muchmore & Co./Summit Trust                   9.26%
750 Walnut Street
Cranford, NJ  07016-1205

AGGRESSIVE GROWTH
-----------------
    To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A shares of Aggressive Growth as of December 1, 1995, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:


                                              PERCENT
NAME AND ADDRESS                             OWNED OF
OF RECORD OWNER                            RECORD ONLY*
---------------                            -----------
RETAIL CLASS A SHARES
---------------------
Merrill Lynch Pierce Fenner & Smith           22.95%
AIDS/Street Account
Mutual Fund Operations
ATTN: Private  Client Group
P.O. Box 45286
Jacksonville, FL  32232-5286

-------------
* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

CONSTELLATION
-------------
To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding shares of the Retail Class of Constellation as of December 1, 1995, and the Institutional Class of Constellation as of December 1, 1995 and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:

                                            PERCENT
NAME AND ADDRESS                            OWNED OF
OF RECORD OWNER                           RECORD ONLY*
---------------                           -----------
RETAIL CLASS A SHARES
---------------------
Merrill Lynch Pierce Fenner & Smith           21.6%
AIDS/Street Account
Mutual Fund Operations
ATTN: Private Client Group
P.O. Box 45286
Jacksonville, FL  32232-5286

                                            PERCENT
NAME AND ADDRESS                            OWNED OF
OF RECORD OWNER                           RECORD ONLY*
---------------                           -----------
INSTITUTIONAL CLASS
-------------------
City of New York                             53.66%**
Deferred Compensation Plan
40 Rector Street, 3rd Floor
New York, NY  10006

Nationwide DVCA                              12.57%
P.O. Box 182029
Columbus, OH 43218

Commonwealth of Massachusetts                10.48%
Deferred Compensation Plan
One Ashburton Place, 12th Floor
Boston, MA 02108

West One Bank Idaho, NA                      6.21%
A/C Idaho Power 19213085
101 S. Capital Blvd., Rm. 315
P. O. Box 7928
Boise, ID  83707

-------------
* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

As of December 1, 1995, the directors/trustees and officers of the Company as a group owned beneficially less than 1% of the outstanding shares of each of any class of Charter, Weingarten, Aggressive Growth and Constellation.

OTHER INFORMATION

 The Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Company has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered hereby. The Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

                                    APPENDIX

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

STANDARD & POOR'S

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well-established, and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's Commercial Paper is rated A-1 or A-2. A-1 indicates the degree of safety regarding time of payment is very strong. A-2 indicates that the capacity for timely payment is strong, but that the relative degree of safety is not as overwhelming as for issues designated A-1.

MOODY'S

Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of a parent company and the relationships which exist with the issuer; and (h) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or Prime-2.

                     DESCRIPTION OF CORPORATE BOND RATINGS

STANDARD & POOR'S

AAA -- Bonds rated AAA have the highest rating assigned by Standard &
Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

MOODY'S

Aaa -- Bonds which are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                              FINANCIAL STATEMENTS










                                      FS

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
AIM Charter Fund:

We have audited the accompanying statement of assets and liabilities of the AIM Charter Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1995, the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Charter Fund as of October 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with generally accepted accounting principles.



                               KPMG Peat Marwick LLP

Houston, Texas
December 8, 1995

                                                                      Financials

SCHEDULE OF INVESTMENTS

October 31, 1995


 SHARES                                                 MARKET VALUE
             COMMON STOCKS - 75.72%

             ADVERTISING/BROADCASTING - 0.37%

     120,000 Omnicom Group, Inc.                       $    7,665,000
---------------------------------------------------------------------

             AEROSPACE/DEFENSE - 1.71%

     240,000 Boeing Co. (The)                              15,750,000
---------------------------------------------------------------------
     160,000 Rockwell International Corp.                   7,120,000
---------------------------------------------------------------------
     140,000 United Technologies Corp.                     12,425,000
---------------------------------------------------------------------
                                                           35,295,000
---------------------------------------------------------------------

             APPLIANCES - 0.47%

     240,000 Newell Co.                                     5,790,000
---------------------------------------------------------------------
      84,300 Premark International, Inc.                    3,898,875
---------------------------------------------------------------------
                                                            9,688,875
---------------------------------------------------------------------

             AUTOMOBILE (MANUFACTURERS) - 1.03%

     280,000 Chrysler Corp.                                14,455,000
---------------------------------------------------------------------
     240,000 Ford Motor Co.                                 6,900,000
---------------------------------------------------------------------
                                                           21,355,000
---------------------------------------------------------------------

             AUTOMOBILE/TRUCKS PARTS & TIRES - 0.24%

     140,000 Echlin Inc.                                    5,005,000
---------------------------------------------------------------------

             BANKING - 0.34%

     240,000 Norwest Corp.                                  7,080,000
---------------------------------------------------------------------

             BANKING (MONEY CENTER) - 1.57%

     180,000 BankAmerica Corp.                             10,350,000
---------------------------------------------------------------------
     160,000 Chemical Banking Corp.                         9,100,000
---------------------------------------------------------------------
     200,000 Citicorp                                      12,975,000
---------------------------------------------------------------------
                                                           32,425,000
---------------------------------------------------------------------

             BEVERAGES - 1.28%

     500,000 PepsiCo Inc.                                  26,375,000
---------------------------------------------------------------------

             BUILDING MATERIALS - 0.87%

     200,000 Black & Decker Corp. (The)                     6,775,000
---------------------------------------------------------------------
     400,000 Masco Corp.                                   11,250,000
---------------------------------------------------------------------
                                                           18,025,000
---------------------------------------------------------------------

             BUSINESS SERVICES - 1.28%

     160,000 Diebold, Inc.                                  8,480,000
---------------------------------------------------------------------
     320,000 Equifax, Inc.                                 12,480,000
---------------------------------------------------------------------
     200,000 Manpower Inc.                                  5,425,000
---------------------------------------------------------------------
                                                           26,385,000
---------------------------------------------------------------------

Financials


 SHARES                                                 MARKET VALUE
             CHEMICALS - 0.87%

     140,000 Dow Chemical Co.                          $    9,607,500
---------------------------------------------------------------------
     140,000 Eastman Chemical Co.                           8,330,000
---------------------------------------------------------------------
                                                           17,937,500
---------------------------------------------------------------------

             CHEMICALS (SPECIALTY) - 1.01%

     200,000 Grace (W.R.) & Co.                            11,150,000
---------------------------------------------------------------------
     140,000 IMC Global, Inc.                               9,800,000
---------------------------------------------------------------------
                                                           20,950,000
---------------------------------------------------------------------

             COMPUTER MAINFRAMES - 0.94%

     200,000 International Business Machines Corp.         19,450,000
---------------------------------------------------------------------

             COMPUTER MINI/PCS - 2.22%

     200,000 COMPAQ Computer Corp.(a)                      11,150,000
---------------------------------------------------------------------
     240,000 Dell Computer Corp.(a)                        11,190,000
---------------------------------------------------------------------
     120,000 Hewlett Packard Co.                           11,115,000
---------------------------------------------------------------------
     160,000 Sun Microsystems, Inc.(a)                     12,480,000
---------------------------------------------------------------------
                                                           45,935,000
---------------------------------------------------------------------

             COMPUTER NETWORKING - 1.20%

     120,000 Cabletron Systems, Inc.(a)                     9,435,000
---------------------------------------------------------------------
     120,000 Cisco Systems, Inc.(a)                         9,300,000
---------------------------------------------------------------------
     320,000 ECI Telecommunications Ltd.                    6,080,000
---------------------------------------------------------------------
                                                           24,815,000
---------------------------------------------------------------------

             COMPUTER PERIPHERALS - 0.85%

     240,000 Adaptec, Inc.(a)                              10,680,000
---------------------------------------------------------------------
     200,000 Read-Rite Corp.(a)                             6,975,000
---------------------------------------------------------------------
                                                           17,655,000
---------------------------------------------------------------------

             COMPUTER SOFTWARE/SERVICES - 1.94%

     240,000 BMC Software, Inc.(a)                          8,550,000
---------------------------------------------------------------------
     500,000 Computer Associates International, Inc.       27,500,000
---------------------------------------------------------------------
     200,000 NetManage, Inc.(a)                             4,075,000
---------------------------------------------------------------------
                                                           40,125,000
---------------------------------------------------------------------

             CONGLOMERATES - 0.37%

     180,000 Allied-Signal Inc.                             7,650,000
---------------------------------------------------------------------

             CONSUMER NON-DURABLES - 0.30%

     120,000 Duracell International, Inc.                   6,285,000
---------------------------------------------------------------------

                                                        Financials


 SHARES                                                      MARKET VALUE
             COSMETICS & TOILETRIES - 1.52%

     120,000 Gillette Co. (The)                             $    5,805,000
--------------------------------------------------------------------------
     240,000 Procter & Gamble Co.                               19,440,000
--------------------------------------------------------------------------
     140,000 Tambrands Inc.                                      6,265,000
--------------------------------------------------------------------------
                                                                31,510,000
--------------------------------------------------------------------------

             ELECTRIC POWER - 2.28%

     200,000 Baltimore Gas & Electric Co.                        5,350,000
--------------------------------------------------------------------------
     160,000 Carolina Power & Light Co.                          5,240,000
--------------------------------------------------------------------------
     120,000 Duke Power Co.                                      5,370,000
--------------------------------------------------------------------------
     160,000 FPL Group, Inc.                                     6,700,000
--------------------------------------------------------------------------
     240,000 General Public Utilities Corp.                      7,500,000
--------------------------------------------------------------------------
     120,000 Houston Industries, Inc.                            5,565,000
--------------------------------------------------------------------------
     120,000 Northern States Power Co.                           5,670,000
--------------------------------------------------------------------------
     240,000 Southern Co.                                        5,730,000
--------------------------------------------------------------------------
                                                                47,125,000
--------------------------------------------------------------------------

             ELECTRONIC COMPONENTS/MISCELLANEOUS - 3.03%

     320,000 AMP Inc.                                           12,560,000
--------------------------------------------------------------------------
     160,000 General Electric Co.                               10,120,000
--------------------------------------------------------------------------
     120,000 Honeywell, Inc.                                     5,040,000
--------------------------------------------------------------------------
     200,000 Parker-Hannifin Corp.                               6,750,000
--------------------------------------------------------------------------
     240,000 Philips Electronics N.V.-New York Shares-ADR        9,270,000
--------------------------------------------------------------------------
     160,000 Tektronix, Inc.                                     9,480,000
--------------------------------------------------------------------------
     280,000 Teradyne, Inc.(a)                                   9,345,000
--------------------------------------------------------------------------
                                                                62,565,000
--------------------------------------------------------------------------

             ELECTRONIC/DEFENSE - 0.82%

     240,000 Loral Corp.                                         7,110,000
--------------------------------------------------------------------------
     160,000 Sundstrand Corp.                                    9,800,000
--------------------------------------------------------------------------
                                                                16,910,000
--------------------------------------------------------------------------

             ELECTRONIC/PC DISTRIBUTORS - 1.37%

     200,756 Arrow Electronics, Inc.(a)                         10,188,367
--------------------------------------------------------------------------
     240,000 Avnet, Inc.                                        12,090,000
--------------------------------------------------------------------------
     140,000 Wyle Electronics                                    5,967,500
--------------------------------------------------------------------------
                                                                28,245,867
--------------------------------------------------------------------------

Financials


 SHARES                                                 MARKET VALUE
             FINANCE (ASSET MANAGEMENT) - 1.26%

     280,000 Merrill Lynch & Co., Inc.                 $   15,540,000
---------------------------------------------------------------------
     120,000 Morgan Stanley Group, Inc.                    10,440,000
---------------------------------------------------------------------
                                                           25,980,000
---------------------------------------------------------------------

             FINANCE (CONSUMER CREDIT) - 4.27%

     240,000 American Express Co.                           9,750,000
---------------------------------------------------------------------
     400,000 Countrywide Credit Industries, Inc.            8,850,000
---------------------------------------------------------------------
     160,000 Federal Home Loan Corp.                       11,080,000
---------------------------------------------------------------------
     140,000 Federal National Mortgage Association         14,682,500
---------------------------------------------------------------------
     126,100 Firstar Corp.                                  4,460,788
---------------------------------------------------------------------
     300,000 Green Tree Financial Corp.                     7,987,500
---------------------------------------------------------------------
     240,000 Household International, Inc.                 13,500,000
---------------------------------------------------------------------
     320,000 MBNA Corp.                                    11,800,000
---------------------------------------------------------------------
     320,000 Mercury Finance Co.                            6,160,000
---------------------------------------------------------------------
                                                           88,270,788
---------------------------------------------------------------------

             FINANCE (SAVINGS & LOAN) - 0.31%

     240,000 Greenpoint Financial Corp.                     6,480,000
---------------------------------------------------------------------

             FOOD/PROCESSING - 0.68%

     220,000 Nabisco Holdings Corp.                         5,912,500
---------------------------------------------------------------------
     240,000 Quaker Oats Co.                                8,190,000
---------------------------------------------------------------------
                                                           14,102,500
---------------------------------------------------------------------

             HOMEBUILDING - 0.25%

     160,000 Centex Corp.                                   5,240,000
---------------------------------------------------------------------

             HOTELS/MOTELS - 0.25%

     140,000 Marriott International, Inc.                   5,162,500
---------------------------------------------------------------------

             INSURANCE (MULTI-LINE PROPERTY) - 2.57%

     220,000 Aetna Life & Casualty Co.                     15,482,500
---------------------------------------------------------------------
     320,000 Allstate Financial Corp.                      11,760,000
---------------------------------------------------------------------
     160,000 CIGNA Corp.                                   15,860,000
---------------------------------------------------------------------
     200,000 Travelers Group, Inc.                         10,100,000
---------------------------------------------------------------------
                                                           53,202,500
---------------------------------------------------------------------

             LEISURE & RECREATION - 0.36%

     320,000 Carnival Corp.                                 7,440,000
---------------------------------------------------------------------

                                                        Financials


 SHARES                                                      MARKET VALUE
             MACHINERY (HEAVY) - 0.96%

     140,000 Case Corp.                                     $    5,337,500
--------------------------------------------------------------------------
     260,000 Caterpillar Inc.                                   14,592,500
--------------------------------------------------------------------------
                                                                19,930,000
--------------------------------------------------------------------------

             MEDICAL (DRUGS) - 8.16%

     240,000 American Home Products Corp.                       21,270,000
--------------------------------------------------------------------------
     240,000 Glaxo Wellcome PLC-ADR                              6,510,000
--------------------------------------------------------------------------
     400,000 Johnson & Johnson                                  32,600,000
--------------------------------------------------------------------------
     160,000 Lilly (Eli) & Co.                                  15,460,000
--------------------------------------------------------------------------
     600,000 Pfizer Inc.                                        34,425,000
--------------------------------------------------------------------------
     120,000 Rhone-Poulenc Rorer, Inc.                           5,655,000
--------------------------------------------------------------------------
     400,000 Schering-Plough Corp.                              21,450,000
--------------------------------------------------------------------------
     300,000 SmithKline Beecham PLC-ADR                         15,562,500
--------------------------------------------------------------------------
     400,000 Teva Pharmaceuticals Industries Ltd.-ADR           15,700,000
--------------------------------------------------------------------------
                                                               168,632,500
--------------------------------------------------------------------------

             MEDICAL (PATIENT SERVICES) - 1.33%

     200,000 Columbia/HCA Healthcare Corp.                       9,825,000
--------------------------------------------------------------------------
     200,000 Horizon/CMS Healthcare Corp.(a)                     4,050,000
--------------------------------------------------------------------------
     200,000 Integrated Health Services, Inc.                    4,575,000
--------------------------------------------------------------------------
     160,000 U.S. Healthcare Corp.                               6,160,000
--------------------------------------------------------------------------
     100,846 Vencor, Inc.(a)                                     2,798,477
--------------------------------------------------------------------------
                                                                27,408,477
--------------------------------------------------------------------------

             MEDICAL INSTRUMENTS/PRODUCTS - 0.10%

     100,000 De Rigo S.p.A.-ADR(a)                               2,062,500
--------------------------------------------------------------------------

             METALS (MISCELLANEOUS) - 0.54%

     220,000 Aluminum Co. of America                            11,220,000
--------------------------------------------------------------------------

             NATURAL GAS PIPELINE - 0.67%

     360,000 Williams Companies, Inc.                           13,905,000
--------------------------------------------------------------------------

             OFFICE AUTOMATION - 2.01%

     320,000 Xerox Corp.                                        41,520,000
--------------------------------------------------------------------------

             OIL & GAS (EXPLORATION & PRODUCTION) - 0.21%

     240,000 USX-Marathon Group                                  4,260,000
--------------------------------------------------------------------------

             OIL & GAS SERVICES - 0.52%

     500,000 Occidental Petroleum Corp.                         10,750,000
--------------------------------------------------------------------------

             OIL EQUIPMENT & SUPPLIES - 0.32%

     160,000 Halliburton Co.                                     6,640,000
--------------------------------------------------------------------------

Financials


 SHARES                                               MARKET VALUE
             PAPER & FOREST PRODUCTS - 1.58%

     240,000 Albany International Corp.-Class A      $    4,980,000
-------------------------------------------------------------------
     140,000 Champion International Corp.                 7,490,000
-------------------------------------------------------------------
     120,000 Kimberly-Clark Corp.                         8,715,000
-------------------------------------------------------------------
     200,000 Mead Corp. (The)                            11,525,000
-------------------------------------------------------------------
                                                         32,710,000
-------------------------------------------------------------------

             REAL ESTATE INVESTMENT TRUSTS - 0.24%

     200,000 Patriot American Hospitality, Inc.(a)        4,875,000
-------------------------------------------------------------------

             RESTAURANTS - 0.55%

     200,000 Outback Steakhouse, Inc.(a)                  6,275,000
-------------------------------------------------------------------
     260,000 Wendy's International, Inc.                  5,167,500
-------------------------------------------------------------------
                                                         11,442,500
-------------------------------------------------------------------

             RETAIL (FOOD & DRUG) - 0.55%

     240,000 Safeway Inc.(a)                             11,340,000
-------------------------------------------------------------------

             RETAIL (STORES) - 2.77%

     120,000 Circuit City Stores, Inc.                    4,005,000
-------------------------------------------------------------------
     160,000 Gap, Inc. (The)                              6,300,000
-------------------------------------------------------------------
   1,200,000 Intimate Brands, Inc.(a)                    20,100,000
-------------------------------------------------------------------
     400,000 Limited (The), Inc.                          7,350,000
-------------------------------------------------------------------
      98,600 Pep Boys - Manny, Moe & Jack                 2,156,875
-------------------------------------------------------------------
     300,000 Sears, Roebuck & Co.                        10,200,000
-------------------------------------------------------------------
     200,000 Shopko Stores, Inc.                          2,150,000
-------------------------------------------------------------------
     100,000 Tandy Corp.                                  4,937,500
-------------------------------------------------------------------
                                                         57,199,375
-------------------------------------------------------------------

             SCIENTIFIC INSTRUMENTS - 0.60%

     240,000 Varian Associates, Inc.                     12,330,000
-------------------------------------------------------------------

             SEMICONDUCTORS - 7.22%

     200,000 Analog Devices, Inc.(a)                      7,225,000
-------------------------------------------------------------------
     500,000 Applied Materials, Inc.(a)                  25,062,500
-------------------------------------------------------------------
     240,000 Intel Corp.                                 16,770,000
-------------------------------------------------------------------
     400,000 Micron Technology Inc.                      28,250,000
-------------------------------------------------------------------
     200,000 National Semiconductor Corp.(a)              4,875,000
-------------------------------------------------------------------
     900,000 Texas Instruments, Inc.                     61,425,000
-------------------------------------------------------------------
     240,000 VLSI Technology, Inc.(a)                     5,640,000
-------------------------------------------------------------------
                                                        149,247,500
-------------------------------------------------------------------

                                                                     Financials


 SHARES                                                           MARKET VALUE
             TELECOMMUNICATIONS - 3.03%

     500,000 A T & T Corp.                                       $   32,000,000
-------------------------------------------------------------------------------
     300,000 DSC Communications Corp.(a)                             11,100,000
-------------------------------------------------------------------------------
     100,000 Nokia Corp.-Class A-ADR                                  5,575,000
-------------------------------------------------------------------------------
     400,000 Telefonaktiebolaget L.M. Ericsson-ADR                    8,543,760
-------------------------------------------------------------------------------
     160,000 Tellabs, Inc.(a)                                         5,440,000
-------------------------------------------------------------------------------
                                                                     62,658,760
-------------------------------------------------------------------------------

             TELEPHONE - 2.74%

     200,000 Ameritech Corp.                                         10,800,000
-------------------------------------------------------------------------------
     160,000 BellSouth Corp.                                         12,240,000
-------------------------------------------------------------------------------
     200,000 Cincinnati Bell, Inc.                                    5,875,000
-------------------------------------------------------------------------------
     320,000 GTE Corp.                                               13,200,000
-------------------------------------------------------------------------------
     260,000 SBC Communications, Inc.                                14,527,500
-------------------------------------------------------------------------------
                                                                     56,642,500
-------------------------------------------------------------------------------

             TEXTILES - 0.28%

     205,500 Liz Claiborne, Inc.                                      5,831,061
-------------------------------------------------------------------------------

             TOBACCO - 3.51%

     800,000 Philip Morris Companies Inc.                            67,600,000
-------------------------------------------------------------------------------
     160,000 RJR Nabisco Holdings Corp.                               4,920,000
-------------------------------------------------------------------------------
                                                                     72,520,000
-------------------------------------------------------------------------------
               Total Common Stocks                                1,565,460,703
-------------------------------------------------------------------------------


 PRINCIPAL
 AMOUNT


             CONVERTIBLE CORPORATE BONDS - 11.33%

             AUTOMOBILE/TRUCKS PARTS & TIRES - 0.49%

 $10,000,000 Magna International Inc., Conv. Sub. Deb., 5.00%,
             10/15/02                                                10,150,000
-------------------------------------------------------------------------------

             BUSINESS SERVICES - 0.42%

   4,000,000 Career Horizons Inc., Conv. Bonds, 7.00%,
              11/01/02(b)
              (Acquired 10/16/95-10/27/95; cost $4,015,000)           4,060,000
-------------------------------------------------------------------------------
   4,000,000 Olsten Corp., Conv. Sub. Deb., 4.875%, 05/15/03          4,692,000
-------------------------------------------------------------------------------
                                                                      8,752,000
-------------------------------------------------------------------------------

             CHEMICALS - 0.26%

   6,000,000 Sandoz Capital BVI Ltd., Sr. Conv. Deb., 2.00%,
              10/06/02(b)
              (Acquired 09/28/95; cost $4,947,600)                    5,310,000
-------------------------------------------------------------------------------

Financials


 PRINCIPAL
 AMOUNT                                                           MARKET VALUE
             COMPUTER NETWORKING - 0.75%

 $ 8,000,000 Bay Networks Inc., Conv. Sub. Deb., 5.25%,
              05/15/03(b)
              (Acquired 09/26/95-10/02/95; cost $8,407,500)      $    9,020,000
-------------------------------------------------------------------------------
   4,000,000 3Com Corp., Conv. Sub. Notes, 10.25%, 11/10/01(b)
             (Acquired 11/08/94; cost $4,000,000)                     6,410,000
-------------------------------------------------------------------------------
                                                                     15,430,000
-------------------------------------------------------------------------------

             COMPUTER PERIPHERALS - 1.03%

  10,000,000 EMC Corp., Conv. Sub. Notes, 4.25%, 01/01/01            10,000,000
-------------------------------------------------------------------------------
   5,000,000 Sanmina Corp., Conv. Sub. Notes, 5.50%,
              08/15/02(b)
              (Acquired 08/10/95-09/22/95; cost $5,064,375)           5,750,000
-------------------------------------------------------------------------------
   5,000,000 Seagate Technology Inc., Conv. Sub. Deb., 6.75%,
             05/01/12                                                 5,625,000
-------------------------------------------------------------------------------
                                                                     21,375,000
-------------------------------------------------------------------------------

             COMPUTER SOFTWARE/SERVICES - 1.83%

  20,000,000 Silicon Graphics Inc., Sr. Conv. Sub. Deb.,
             4.15%, 11/02/13(b)(c)
              (Acquired 10/26/93-09/22/95; cost $9,835,480)          11,143,000
-------------------------------------------------------------------------------
  20,000,000 SoftKey International Inc., Conv. Notes, 5.50%,
             11/01/00(b)
              (Acquired 10/17/95-10/30/95; cost $19,788,820)         16,900,000
-------------------------------------------------------------------------------
   6,000,000 Sterling Software Inc., Conv. Sub. Deb., 5.75%,
             02/01/03                                                 9,882,000
-------------------------------------------------------------------------------
                                                                     37,925,000
-------------------------------------------------------------------------------

             ELECTRONIC COMPONENTS/MISCELLANEOUS - 0.79%

   4,000,000 Checkpoint Systems Inc., Conv. Sub. Deb., 5.25%,
              11/01/05(b)
              (Acquired 10/17/95-10/27/95; cost $4,005,625)           4,060,000
-------------------------------------------------------------------------------
   5,000,000 Dovatron International, Inc., Conv. Sub. Notes,
              6.00%, 10/15/02(b)
              (Acquired 10/06/95-10/09/95; cost $5,108,750)           5,137,500
-------------------------------------------------------------------------------
   7,500,000 Integrated Device Technology, Inc., Conv. Sub.
             Notes, 5.50%, 06/01/02                                   7,162,500
-------------------------------------------------------------------------------
                                                                     16,360,000
-------------------------------------------------------------------------------

             MACHINERY (MISCELLANEOUS) - 0.42%

   4,000,000 Thermo Electron Corp., Sr. Conv. Deb., 4.625%,
             08/01/97(b)
              (Acquired 09/28/94; cost $5,779,440)                    8,653,000
-------------------------------------------------------------------------------

             MEDICAL (DRUGS) - 0.78%

  10,000,000 ICN Pharmaceuticals Inc., Conv. Sub. Notes,
             8.50%, 11/15/99                                         11,183,000
-------------------------------------------------------------------------------
   5,000,000 Ivax Corp., Conv. Deb., 6.50%, 11/15/01(b)
             (Acquired 10/19/95-10/20/95; cost $5,095,000)            4,912,500
-------------------------------------------------------------------------------
                                                                     16,095,500
-------------------------------------------------------------------------------

                                                                      Financials


 PRINCIPAL
 AMOUNT                                                           MARKET VALUE
             MEDICAL (PATIENT SERVICES) - 1.15%

 $ 4,000,000 Genesis Health Ventures, Sr. Conv. Sub. Deb.,
             6.00%, 11/30/03                                     $    5,300,000
-------------------------------------------------------------------------------
   5,000,000 Healthsouth Rehabilitation Corp., Conv. Sub.
             Deb., 5.00%, 04/01/01                                    7,446,750
-------------------------------------------------------------------------------
   6,000,000 Integrated Health Services Inc., Conv. Sub. Deb.,
             6.00%, 01/01/03                                          5,698,800
-------------------------------------------------------------------------------
   5,000,000 Prime Hospitality Corp., Conv. Sub. Notes, 7.00%,
             04/15/02                                                 5,275,000
-------------------------------------------------------------------------------
                                                                     23,720,550
-------------------------------------------------------------------------------

             OFFICE AUTOMATION - 0.26%

   4,000,000 Danka Business Systems, Conv. Sub. Deb., 6.75%,
              04/01/02(b)
              (Acquired 03/06/95; cost $4,000,000)                    5,280,000
-------------------------------------------------------------------------------

             RETAIL (STORES) - 0.72%

   5,000,000 Baby Superstore Inc., Conv. Sub. Notes, 4.875%,
             10/01/00                                                 5,187,500
-------------------------------------------------------------------------------
  10,000,000 Federated Department Stores, Conv. Notes, 5.00%,
             10/01/03                                                 9,800,000
-------------------------------------------------------------------------------
                                                                     14,987,500
-------------------------------------------------------------------------------

             SEMICONDUCTORS - 2.43%

   8,000,000 Altera Corp., Conv. Sub. Notes, 5.75%,
              06/15/02(b)
              (Acquired 06/16/95-10/05/95; cost $8,851,250)          10,780,000
-------------------------------------------------------------------------------
   2,000,000 LAM Research Corp., Conv. Sub. Deb., 6.00%,
             05/01/03                                                 4,905,000
-------------------------------------------------------------------------------
   2,500,000 LSI Logic Corp., Conv. Sub. Notes, 5.50%,
             03/15/01(b)
              (Acquired 03/30/94-10/11/95; cost $7,170,340)           9,737,500
-------------------------------------------------------------------------------
  20,000,000 Motorola Inc., Sub. Liquid Yield Option Notes,
             2.25%, 09/27/13(c)                                      16,400,000
-------------------------------------------------------------------------------
  10,000,000 Solectron Corp., Conv. Liquid Yield Option Notes,
             7.00%, 05/05/12(c)                                       8,400,000
-------------------------------------------------------------------------------
                                                                     50,222,500
-------------------------------------------------------------------------------
             Total Convertible Corporate Bonds                      234,261,050
-------------------------------------------------------------------------------

 SHARES

             CONVERTIBLE PREFERRED STOCKS - 6.97%

             AUTOMOBILE (MANUFACTURERS) - 0.52%

     160,000 General Motors Corp.-Class C, $3.25 Dep. Conv.
             Pfd.                                                    10,720,000
-------------------------------------------------------------------------------

             BANKING (MONEY CENTER) - 0.52%

      60,000 Citicorp-$5.375 Dep. Conv. Pfd.                         10,671,780
-------------------------------------------------------------------------------

             COMPUTER SOFTWARE/SERVICES - 0.56%

     120,000 Ceridian Corp.-$2.75 Conv. Pfd.                         11,700,000
-------------------------------------------------------------------------------

             FINANCE (ASSET MANAGEMENT) - 0.79%

     150,000 American General Delaware-Series A, $3.00 Conv.
             Pfd.                                                     7,762,500
-------------------------------------------------------------------------------
     160,000 United Companies Finance LP-$2.97 Conv. Pfd.
             PRIDES                                                   8,560,000
-------------------------------------------------------------------------------
                                                                     16,322,500
-------------------------------------------------------------------------------

Financials


 SHARES                                                           MARKET VALUE
             FINANCE (CONSUMER CREDIT) - 0.88%

     200,000 First USA-$1.9922 Conv. Pfd.                        $    8,300,000
-------------------------------------------------------------------------------
     160,000 SunAmerica Inc.-Series E, $3.10 Dep. Conv. Pfd.          9,920,000
-------------------------------------------------------------------------------
                                                                     18,220,000
-------------------------------------------------------------------------------

             FUNERAL SERVICES - 0.85%

     250,000 SCI Financial LLC-Series A, $3.125 Conv. Pfd.           17,625,000
-------------------------------------------------------------------------------

             INSURANCE (MULTI-LINE PROPERTY) - 0.21%

     100,000 Allstate Inc.-$2.30 Conv. Pfd.                           4,350,000
-------------------------------------------------------------------------------

             LEISURE & RECREATION - 0.21%

     400,000 Bally Entertainment Corp.-$0.89 Conv. Pfd. PRIDES        4,450,000
-------------------------------------------------------------------------------

             OFFICE PRODUCTS - 0.33%

      80,000 Alco Standard Corp.-Series BB, $5.04 Dep. Conv.
             Pfd. ACES                                                6,840,000
-------------------------------------------------------------------------------

             PAPER & FOREST PRODUCTS - 0.29%

     160,000 Bowater Inc.-Series B, $1.645 Dep. Conv. Pfd.
             PRIDES                                                   6,000,000
-------------------------------------------------------------------------------

             POLLUTION CONTROL - 0.13%

      80,000 Browning-Ferris Industries-$2.5828 Conv. Pfd.
             ACES                                                     2,630,000
-------------------------------------------------------------------------------

             PUBLISHING - 0.31%

     200,000 Time Warner Financing-$1.24 Conv. Pfd. PERCS             6,400,000
-------------------------------------------------------------------------------

             RETAIL (STORES) - 0.24%

     120,000 Best Buy Capital-$3.25 Conv. Pfd.                        4,890,000
-------------------------------------------------------------------------------

             SEMICONDUCTORS - 0.85%

     200,000 National Semiconductors-$3.25 Conv. Pfd.                17,500,000
-------------------------------------------------------------------------------

             TELECOMMUNICATIONS - 0.28%

     120,000 LCI International, Inc.-$1.25 Exch. Conv. Pfd.           5,745,000
-------------------------------------------------------------------------------
             Total Convertible Preferred Stocks                     144,064,280
-------------------------------------------------------------------------------

                                                                      Financials


 PRINCIPAL
 AMOUNT                                                           MARKET VALUE
             U.S. TREASURY NOTES - 3.81%

 $ 6,500,000 7.25%, 11/30/96                                     $    6,608,030
-------------------------------------------------------------------------------
   6,500,000 7.50%, 12/31/96                                          6,636,955
-------------------------------------------------------------------------------
   6,500,000 7.50%, 01/31/97                                          6,645,145
-------------------------------------------------------------------------------
   6,500,000 6.875%, 02/28/97                                         6,603,220
-------------------------------------------------------------------------------
   6,500,000 6.625%, 03/31/97                                         6,589,440
-------------------------------------------------------------------------------
   6,500,000 6.50%, 04/30/97                                          6,581,185
-------------------------------------------------------------------------------
   6,500,000 6.125%, 05/31/97                                         6,547,515
-------------------------------------------------------------------------------
   6,500,000 5.625%, 06/30/97                                         6,501,105
-------------------------------------------------------------------------------
   6,500,000 5.875%, 07/31/97                                         6,527,690
-------------------------------------------------------------------------------
   6,500,000 6.00%, 08/31/97                                          6,541,340
-------------------------------------------------------------------------------
   6,500,000 5.75%, 09/30/97                                          6,517,550
-------------------------------------------------------------------------------
   6,500,000 5.625%, 10/31/97                                         6,504,095
-------------------------------------------------------------------------------
             Total U.S. Treasury Notes                               78,803,270
-------------------------------------------------------------------------------

             REPURCHASE AGREEMENTS - 1.73%(d)

     955,097 Daiwa Securities America Inc., 5.90%, 11/01/95(e)          955,097
-------------------------------------------------------------------------------
  35,000,000 Lehman Brothers Government Securities, Inc.,
             5.92%, 11/01/95(f)                                      35,000,000
-------------------------------------------------------------------------------
             Total Repurchase Agreements                             35,955,097
-------------------------------------------------------------------------------
             TOTAL INVESTMENTS - 99.56%                           2,058,544,400
-------------------------------------------------------------------------------
             OTHER ASSETS LESS LIABILITIES - 0.44%                    9,002,438
-------------------------------------------------------------------------------
             NET ASSETS - 100.00%                                $2,067,546,838
===============================================================================

Abbreviations:
ACES   - Automatically Convertible Equity Securities
ADR    - American Depositary Receipt
Conv.  - Convertible
Deb.   - Debentures
Dep.   - Depositary
Exch.  - Exchangeable
Pfd.   - Preferred
PERCS  - Preferred Equity Redemptive Cumulative Stock
PRIDES - Preferred Redeemable Increased Dividend Equity Securities
Sr.    - Senior
Sub.   - Subordinated
NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at October 31, 1995 was $107,153,500, which represented 5.18% of the net assets.
(c) Zero coupon bond. The interest rate shown represents the rate of the original issue discount.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102 percent of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
(e) Joint repurchase agreement entered into 10/31/95 with a maturing value of $401,494,641. Collateralized by $353,853,000 U.S. Treasury obligations, 8.375% due 08/15/08.
(f) Joint repurchase agreement entered into 10/31/95 with a maturity value of $100,016,444. Collateralized by $92,004,000 U.S. Treasury obligations, 6.50% to 9.125% due 04/30/99 to 05/31/99.

See Notes to Financial Statements.

Financials

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1995


ASSETS:

Investments, at market value (cost $1,774,220,816)         $ 2,058,544,400
--------------------------------------------------------------------------
Receivables for:
  Investments sold                                              80,911,499
--------------------------------------------------------------------------
  Capital stock sold                                            12,279,189
--------------------------------------------------------------------------
  Dividends and interest                                         5,525,541
--------------------------------------------------------------------------
Investment for deferred compensation plan                           13,493
--------------------------------------------------------------------------
Other assets                                                        73,648
--------------------------------------------------------------------------
    Total assets                                             2,157,347,770
--------------------------------------------------------------------------
LIABILITIES:

Payables for:
  Investments purchased                                         82,514,084
--------------------------------------------------------------------------
  Capital stock reacquired                                       4,814,964
--------------------------------------------------------------------------
  Deferred compensation                                             13,493
--------------------------------------------------------------------------
Accrued advisory fees                                            1,110,756
--------------------------------------------------------------------------
Accrued administrative services fees                                 8,544
--------------------------------------------------------------------------
Accrued distribution fees                                          721,859
--------------------------------------------------------------------------
Accrued transfer agent fees                                        343,072
--------------------------------------------------------------------------
Accrued operating expenses                                         274,160
--------------------------------------------------------------------------
    Total liabilities                                           89,800,932
--------------------------------------------------------------------------
Net assets applicable to shares outstanding                $ 2,067,546,838
==========================================================================

NET ASSETS:

Class A                                                    $ 1,974,417,019
==========================================================================
Class B                                                    $    67,591,852
==========================================================================
Institutional Class                                        $    25,537,967
==========================================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                                   750,000,000
--------------------------------------------------------------------------
  Outstanding                                                  185,803,605
==========================================================================
Class B:
  Authorized                                                   750,000,000
--------------------------------------------------------------------------
  Outstanding                                                    6,365,612
==========================================================================
Institutional Class:
  Authorized                                                   200,000,000
--------------------------------------------------------------------------
  Outstanding                                                    2,396,343
==========================================================================

CLASS A:

  Net asset value and redemption price per share                    $10.63
==========================================================================
  Offering price per share:
    (Net asset value of $10.63 divided by 94.50%)                   $11.25
==========================================================================

CLASS B:

  Net asset value and offering price per share                      $10.62
==========================================================================

INSTITUTIONAL CLASS:

  Net asset value, offering and redemption price per share          $10.66
==========================================================================


See Notes to Financial Statements.

                                                                      Financials

STATEMENT OF OPERATIONS

For the year ended October 31, 1995


INVESTMENT INCOME:

Dividends                                                      $ 31,720,012
----------------------------------------------------------------------------
Interest                                                         15,080,737
----------------------------------------------------------------------------
    Total investment income                                      46,800,749
----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                    10,890,335
----------------------------------------------------------------------------
Administrative services fees                                        109,054
----------------------------------------------------------------------------
Custodian fees                                                      150,968
----------------------------------------------------------------------------
Directors' fees                                                      17,234
----------------------------------------------------------------------------
Distribution fees-Class A                                         5,007,160
----------------------------------------------------------------------------
Distribution fees-Class B                                            94,462
----------------------------------------------------------------------------
Transfer agent fees-Class A                                       2,906,528
----------------------------------------------------------------------------
Transfer agent fees-Class B                                          19,728
----------------------------------------------------------------------------
Transfer agent fees-Institutional Class                               1,224
----------------------------------------------------------------------------
Other                                                               623,804
----------------------------------------------------------------------------
    Total expenses                                               19,820,497
----------------------------------------------------------------------------
Net investment income                                            26,980,252
----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES,
 FOREIGN CURRENCIES AND FUTURES CONTRACTS:

Net realized gain (loss) on sales of:
  Investment securities                                         179,469,513
----------------------------------------------------------------------------
  Futures contracts                                                (344,344)
----------------------------------------------------------------------------
                                                                179,125,169
----------------------------------------------------------------------------

UNREALIZED APPRECIATION (DEPRECIATION) OF:

  Investment securities                                         202,231,210
----------------------------------------------------------------------------
  Foreign currencies                                                     (8)
----------------------------------------------------------------------------
  Futures contracts                                              (1,250,000)
----------------------------------------------------------------------------
                                                                200,981,202
----------------------------------------------------------------------------
  Net gain on investment securities, foreign currencies and
   futures contracts                                            380,106,371
----------------------------------------------------------------------------
  Net increase in net assets resulting from operations         $407,086,623
----------------------------------------------------------------------------


See Notes to Financial Statements.

Financials

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1995 and 1994

                                                    1995            1994

OPERATIONS:

  Net investment income                        $   26,980,252  $   37,921,889
------------------------------------------------------------------------------
  Net realized gain on sales of investment
   securities, foreign currencies and futures
   contracts                                      179,125,169      56,414,638
------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation)
   of investment securities, foreign
   currencies and futures contracts               200,981,202    (136,629,171)
------------------------------------------------------------------------------
    Net increase (decrease) in net assets
     resulting from operations                    407,086,623     (42,292,644)
------------------------------------------------------------------------------
Dividends to shareholders from net investment
 income:
  Class A                                         (34,589,802)    (28,712,940)
------------------------------------------------------------------------------
  Class B                                             (55,355)             --
------------------------------------------------------------------------------
  Institutional Class                                (536,096)       (485,084)
------------------------------------------------------------------------------
Distributions to shareholders from net
 realized gains on investments:
  Class A                                         (57,274,888)    (28,113,934)
------------------------------------------------------------------------------
  Class B                                             (12,593)             --
------------------------------------------------------------------------------
  Institutional Class                                (759,222)       (384,536)
------------------------------------------------------------------------------
Net equalization credits (charges):
  Class A                                            (284,916)       (147,034)
------------------------------------------------------------------------------
  Class B                                              24,584              --
------------------------------------------------------------------------------
  Institutional Class                                 (13,270)            335
------------------------------------------------------------------------------
Share transactions-net:
  Class A                                          86,486,354     (12,596,188)
------------------------------------------------------------------------------
  Class B                                          66,768,426              --
------------------------------------------------------------------------------
  Institutional Class                                (206,795)     (1,032,133)
------------------------------------------------------------------------------
    Net increase (decrease) in net assets         466,633,050    (113,764,158)
------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                           1,600,913,788   1,714,677,946
------------------------------------------------------------------------------
  End of period                                $2,067,546,838  $1,600,913,788
------------------------------------------------------------------------------

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)   $1,606,658,340  $1,453,610,355
------------------------------------------------------------------------------
  Undistributed net investment income                 102,563       8,577,166
------------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investment securities, foreign currencies
   and futures contracts                          176,462,351      55,383,885
------------------------------------------------------------------------------
  Unrealized appreciation of investment
   securities and futures contracts               284,323,584      83,342,382
------------------------------------------------------------------------------
                                               $2,067,546,838  $1,600,913,788
------------------------------------------------------------------------------


See Notes to Financial Statements.

Financials

NOTES TO FINANCIAL STATEMENTS

October 31, 1995

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM Charter Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four diversified portfolios:
AIM Charter Fund, AIM Weingarten Fund, AIM Constellation Fund and AIM Aggressive Growth Fund. The Fund currently offers three different classes of shares: Class A shares, Class B shares and the Institutional Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - Except as provided in the next sentence, a security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Exchange listed convertible bonds are valued at the mean between the closing bid and asked prices obtained from a broker-dealer. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
C. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to all classes, e.g. advisory fees, are allocated among them.
E. Equalization - The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed net income when the transaction is recorded so that the undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.
F. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
G. Foreign Currency Contracts - A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.

Financials

H. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to voluntarily waive a portion of its advisory fees paid by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.
These agreements require AIM to reduce its fees or, if necessary, make payments to the Fund to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale.
   The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1995, AIM was reimbursed $109,054 for such services.
   The Fund, pursuant to a transfer agency and services agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Class A and Class B shares. During the year ended October 31, 1995, AFS was paid $1,568,721 for such services. During the year ended October 31, 1995, the Fund paid A I M Institutional Fund Services, Inc. ("AIFS") $587 for shareholder and transfer agency services with respect to the Institutional Class. Effective July 1, 1995, AIFS became the exclusive transfer agent for the Institutional Class of the Fund.
   The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A and Class B shares and a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class. The Company has adopted Plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan") and with respect to the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A Plan, pays AIM Distributors compensation at the annual rate of 0.30% of the average daily net assets attributable to the Class A shares. The Class A Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs, and to implement a program which provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more designees, its right to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan), and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares.
During the year ended October 31, 1995 for the Class A shares and the period June 26, 1995 (date sales commenced) through October 31, 1995 for the Class B shares, the Class A shares and the Class B shares paid AIM Distributors $5,007,160 and $94,462, respectively, as compensation under the Plans.
AIM Distributors received commissions of $1,316,019 from sales of Class A shares of the Fund during the year ended October 31, 1995. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1995, AIM Distributors received commissions of $18,452 in contingent deferred sales charges imposed on redemptions of Class A and Class B shares. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS, AIFS and FMC.

                                                                      Financials

   During the year ended October 31, 1995, the Fund paid legal fees of $6,853 for services rendered by Kramer, Levin, Naftalis, Nessen, Kamin & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - BANK BORROWINGS

The Fund has a $28,500,000 committed line of credit with a financial institution syndicate with Chemical Bank of New York as the administrative agent. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the period July 20, 1995 (effective date of Credit Agreement) through October 31, 1995, the Fund did not borrow under the line of credit agreement. The Fund is charged a commitment fee, payable quarterly, at the rate of 1/10 of 1% per annum on the unused balance of the Fund's commitment.

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1995 was $2,717,900,855 and $2,713,027,662, respectively.
   The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1995, on a tax basis, is as follows:


Aggregate unrealized appreciation of investment securities    $307,302,292
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (26,174,954)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $281,127,338
---------------------------------------------------------------------------

Cost of investments for tax purposes is $1,777,417,062.

NOTE 6 - CAPITAL STOCK

Changes in the capital stock outstanding for the years ended October 31, 1995 and 1994 were as follows:



                                  1995                       1994
                        -------------------------  -------------------------
                          SHARES        AMOUNT       SHARES        AMOUNT
                        -----------  ------------  -----------  ------------
Sold:
  Class A                40,727,782  $396,439,839   40,711,895  $363,174,892
----------------------  -----------  ------------  -----------  ------------
  Class B*                6,409,868    67,237,422           --            --
----------------------  -----------  ------------  -----------  ------------
  Institutional Class       335,121     3,269,772      280,235     2,507,705
----------------------  -----------  ------------  -----------  ------------
Issued as reinvestment
 of dividends:
  Class A                10,283,705    77,653,310    4,862,946    43,539,217
----------------------  -----------  ------------  -----------  ------------
  Class B*                    5,996        64,162           --            --
----------------------  -----------  ------------  -----------  ------------
  Institutional Class       134,103     1,130,381       83,958       753,348
----------------------  -----------  ------------  -----------  ------------
Reacquired:
  Class A               (42,561,203) (387,606,795) (46,996,269) (419,310,297)
----------------------  -----------  ------------  -----------  ------------
  Class B*                  (50,252)     (533,158)          --            --
----------------------  -----------  ------------  -----------  ------------
  Institutional Class      (519,822)   (4,606,948)    (476,063)   (4,293,186)
======================  ===========  ============  ===========  ============
                         14,765,298  $153,047,985   (1,533,298) $(13,628,321)
/Table>

* Class B shares commenced sales on June 26, 1995.

                                     FS-18


Financials

NOTE 7 - FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a Class A share outstanding during each of the years in the ten-year period ended October 31, 1995 and for a Class B share outstanding during the period June 26, 1995 (date sales commenced) through October 31, 1995.

CLASS A:




                            1995           1994         1993        1992       1991      1990     1989     1988     1987
                         ----------     ----------   ----------  ----------  --------  --------  -------  -------  -------
Net asset value,
 beginning of period     $     8.90     $     9.46   $     8.36  $     8.42  $   6.55  $   6.97  $  5.40  $  6.61  $  8.18
-----------------------  ----------     ----------   ----------  ----------  --------  --------  -------  -------  -------
Income from investment
 operations:
 Net investment income         0.15           0.21         0.17        0.18      0.18      0.18     0.21     0.15     0.09
-----------------------  ----------     ----------   ----------  ----------  --------  --------  -------  -------  -------
 Net gains (losses) on
  securities (both
  realized
  and unrealized)              2.11          (0.45)        1.22        0.16      2.15      0.08     1.55     0.16     0.35
-----------------------  ----------     ----------   ----------  ----------  --------  --------  -------  -------  -------
  Total from investment
   operations                  2.26          (0.24)        1.39        0.34      2.33      0.26     1.76     0.31     0.44
-----------------------  ----------     ----------   ----------  ----------  --------  --------  -------  -------  -------
Less distributions:
 Dividends from net
  investment income           (0.20)         (0.16)       (0.29)      (0.17)    (0.15)    (0.26)   (0.19)   (0.12)   (0.14)
-----------------------  ----------     ----------   ----------  ----------  --------  --------  -------  -------  -------
 Distributions from
  capital gains               (0.33)         (0.16)          --       (0.23)    (0.31)    (0.42)      --    (1.40)   (1.87)
-----------------------  ----------     ----------   ----------  ----------  --------  --------  -------  -------  -------
  Total distributions         (0.53)         (0.32)       (0.29)      (0.40)    (0.46)    (0.68)   (0.19)   (1.52)   (2.01)
-----------------------  ----------     ----------   ----------  ----------  --------  --------  -------  -------  -------
Net asset value, end of
 period                  $    10.63     $     8.90   $     9.46  $     8.36  $   8.42  $   6.55  $  6.97  $  5.40  $  6.61
=======================  ==========     ==========   ==========  ==========  ========  ========  =======  =======  =======
Total return(b)               27.03%         (2.55)%      16.92%       4.17%    37.65%     3.86%   33.68%    5.90%    6.72%
=======================  ==========     ==========   ==========  ==========  ========  ========  =======  =======  =======
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)   $1,974,417     $1,579,074   $1,690,482  $1,256,151  $443,546  $102,499  $70,997  $65,799  $82,756
=======================  ==========     ==========   ==========  ==========  ========  ========  =======  =======  =======
Ratio of expenses to
 average net assets            1.17%(c)       1.17%        1.17%       1.17%     1.29%     1.35%    1.35%    1.46%    1.15%
=======================  ==========     ==========   ==========  ==========  ========  ========  =======  =======  =======
Ratio of net investment
 income to average net
 assets                        1.55%(c)       2.32%        1.89%       2.14%     2.14%     2.51%    3.73%    2.83%    1.57%
=======================  ==========     ==========   ==========  ==========  ========  ========  =======  =======  =======
Portfolio turnover rate         161%           126%         144%         95%      144%      215%     131%     247%     225%
=======================  ==========     ==========   ==========  ==========  ========  ========  =======  =======  =======



                         1986(a)
                         --------

Net asset value,
 beginning of period     $  6.83
------------------------ --------
Income from investment
 operations:
 Net investment income      0.16
------------------------ --------
 Net gains (losses) on
  securities (both
  realized
  and unrealized)           1.87
------------------------ --------
  Total from investment
   operations               2.03
------------------------ --------
Less distributions:
 Dividends from net
  investment income        (0.17)
------------------------ --------
 Distributions from
  capital gains            (0.51)
------------------------ --------
  Total distributions      (0.68)
------------------------ --------
Net asset value, end of
 period                  $  8.18
======================== ========
Total return(b)            31.59%
======================== ========
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)   $81,985
======================== ========
Ratio of expenses to
 average net assets         1.21%
======================== ========
Ratio of net investment
 income to average net
 assets                     1.91%
======================== ========
Portfolio turnover rate       75%
======================== ========

(a) The Fund changed investment advisers on May 2, 1986.
(b) Does not deduct sales charges.
(c) Ratios are based on average net assets of $1,669,053,423.

                                                                      Financials

CLASS B:


                                                       1995
                                                      -------
Net asset value, beginning of period                  $  9.81
----------------------------------------------------  -------
Income from investment operations:
 Net investment income                                   0.03
----------------------------------------------------  -------
 Net gains (losses) on securities (both realized
  and unrealized)                                        0.80
----------------------------------------------------  -------
  Total from investment operations                       0.83
----------------------------------------------------  -------
Less distributions:
 Dividends from net investment income                   (0.02)
----------------------------------------------------  -------
 Distributions from capital gains                          --
----------------------------------------------------  -------
  Total distributions                                   (0.02)
----------------------------------------------------  -------
Net asset value, end of period                        $ 10.62
====================================================  =======
Total return(a)                                          8.48%
====================================================  =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $67,592
====================================================  =======
Ratio of expenses to average net assets                  1.98%(b)
====================================================  =======
Ratio of net investment income to average net assets     0.74%(b)
====================================================  =======
Portfolio turnover rate                                   161%
====================================================  =======

(a) Total returns do not deduct contingent deferred sales charges and are not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $26,935,502.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
AIM Weingarten Fund:

We have audited the accompanying statement of assets and liabilities of AIM Weingarten Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the seven year period then ended, the ten months ended October 31, 1988, and the two year period ended December 31, 1987. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Weingarten Fund as of October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the seven year period then ended, the ten months ended October 31, 1988, and the two year period ended December 31, 1987, in conformity with generally accepted accounting principles.



                               KPMG Peat Marwick LLP

Houston, Texas
December 8, 1995

Financials

SCHEDULE OF INVESTMENTS
October 31, 1995


 SHARES                                                MARKET VALUE
            DOMESTIC COMMON STOCKS - 82.38%

            AEROSPACE/DEFENSE - 0.89%

    350,000 Boeing Co.                                $   22,968,750
--------------------------------------------------------------------
    116,600 Raytheon Co.                                   5,086,675
--------------------------------------------------------------------
    150,000 United Technologies Corp.                     13,312,500
--------------------------------------------------------------------
                                                          41,367,925
--------------------------------------------------------------------

            APPLIANCES - 0.87%

  1,000,000 Newell Co.                                    24,125,000
--------------------------------------------------------------------
    350,000 Premark International Inc.                    16,187,500
--------------------------------------------------------------------
                                                          40,312,500
--------------------------------------------------------------------

            AUTOMOBILE(MANUFACTURERS) - 0.25%

    225,000 Chrysler Corp.                                11,615,625
--------------------------------------------------------------------

            AUTOMOBILE/TRUCKS PARTS & TIRES - 0.61%

    800,000 Echlin Inc.                                   28,600,000
--------------------------------------------------------------------

            BANKING - 2.38%

    455,000 Chase Manhattan Corp.                         25,935,000
--------------------------------------------------------------------
  1,250,000 CoreStates Financial Corp.                    45,468,750
--------------------------------------------------------------------
    463,600 Norwest Bank Corp.                            13,676,200
--------------------------------------------------------------------
  1,000,000 Southern National Corp.                       25,750,000
--------------------------------------------------------------------
                                                         110,829,950
--------------------------------------------------------------------

            BEVERAGES - 1.02%

    900,000 PepsiCo Inc.                                  47,475,000
--------------------------------------------------------------------

            BUILDING MATERIALS - 0.89%

    548,900 Black & Decker Corp.                          18,593,988
--------------------------------------------------------------------
    275,000 Georgia-Pacific Corp.                         22,687,500
--------------------------------------------------------------------
                                                          41,281,488
--------------------------------------------------------------------

            BUSINESS SERVICES - 2.21%

    330,000 Equifax, Inc.                                 12,870,000
--------------------------------------------------------------------
    684,800 Healthcare COMPARE Corp.(a)                   25,337,600
--------------------------------------------------------------------
  1,000,000 Manpower Inc.                                 27,125,000
--------------------------------------------------------------------
    712,000 Olsten Corp.                                  27,412,000
--------------------------------------------------------------------
    368,900 ServiceMaster L.P.                            10,467,538
--------------------------------------------------------------------
                                                         103,212,138
--------------------------------------------------------------------

            CHEMICALS (SPECIALTY) - 0.45%

    375,000 W.R. Grace & Co.                              20,906,250
--------------------------------------------------------------------

                                                                      Financials


 SHARES                                                MARKET VALUE
            COMPUTER MAINFRAMES - 0.73%

    350,000 International Business Machines Corp.     $   34,037,500
--------------------------------------------------------------------

            COMPUTER MINI/PCS - 3.61%

    900,000 COMPAQ Computer Corp.(a)                      50,175,000
--------------------------------------------------------------------
  1,000,000 Dell Computer Corp.                           46,625,000
--------------------------------------------------------------------
    250,000 Digital Equipment Corp.(a)                    13,531,250
--------------------------------------------------------------------
    456,600 Hewlett-Packard Co.                           42,292,575
--------------------------------------------------------------------
    200,000 Sun Microsystems Inc.(a)                      15,600,000
--------------------------------------------------------------------
                                                         168,223,825
--------------------------------------------------------------------

            COMPUTER NETWORKING - 3.51%

    725,000 Bay Networks Inc.(a)                          48,031,250
--------------------------------------------------------------------
    250,000 Cabletron Systems, Inc.(a)                    19,656,250
--------------------------------------------------------------------
    750,000 Cisco Systems, Inc.(a)                        58,125,000
--------------------------------------------------------------------
    800,000 3Com Corp.(a)                                 37,600,000
--------------------------------------------------------------------
                                                         163,412,500
--------------------------------------------------------------------

            COMPUTER PERIPHERALS - 0.92%

    500,000 Adaptec Inc.(a)                               22,250,000
--------------------------------------------------------------------
    464,600 Seagate Technology Inc.(a)                    20,790,850
--------------------------------------------------------------------
                                                          43,040,850
--------------------------------------------------------------------

            COMPUTER SOFTWARE/SERVICES - 4.98%

    347,700 Adobe Systems, Inc.                           19,818,900
--------------------------------------------------------------------
  1,000,000 BMC Software, Inc.(a)                         35,625,000
--------------------------------------------------------------------
  1,050,000 Cadence Design Systems, Inc.(a)               33,862,500
--------------------------------------------------------------------
  1,000,000 Computer Associates International, Inc.       55,000,000
--------------------------------------------------------------------
    489,300 FTP Software, Inc.(a)                         13,211,100
--------------------------------------------------------------------
    675,000 Mentor Graphics Corp.(a)                      14,175,000
--------------------------------------------------------------------
    115,000 Microsoft Corp.(a)                            11,500,000
--------------------------------------------------------------------
    433,000 Policy Management Systems Corp.(a)            20,405,125
--------------------------------------------------------------------
    417,500 SoftKey International Inc.(a)                 13,151,250
--------------------------------------------------------------------
    332,900 Sterling Software, Inc.(a)                    15,355,013
--------------------------------------------------------------------
                                                         232,103,888
--------------------------------------------------------------------

            CONGLOMERATES - 1.26%

     50,200 Dial Corp. (The)                               1,223,625
--------------------------------------------------------------------
    200,000 Du Pont De Nemours                            12,475,000
--------------------------------------------------------------------
    160,700 Federal Signal Corp.                           3,595,663
--------------------------------------------------------------------
    180,000 Loews Corp.                                   26,392,500
--------------------------------------------------------------------
    250,100 Tyco International Ltd.                       15,193,575
--------------------------------------------------------------------
                                                          58,880,363
--------------------------------------------------------------------

 Financials


 SHARES                                                    MARKET VALUE
            CONTAINERS - 0.58%

    523,100 Ball Corp.                                    $   14,450,638
------------------------------------------------------------------------
    275,000 First Brands Corp.                                12,581,250
------------------------------------------------------------------------
                                                              27,031,888
------------------------------------------------------------------------

            COSMETICS & TOILETRIES - 0.51%

    256,600 Alberto-Culver Co.                                 6,928,200
------------------------------------------------------------------------
    100,000 Gillette Co. (The)                                 4,837,500
------------------------------------------------------------------------
    150,000 Procter & Gamble Co.                              12,150,000
------------------------------------------------------------------------
                                                              23,915,700
------------------------------------------------------------------------

            ELECTRONIC COMPONENTS/MISCELLANEOUS - 2.01%

    622,800 Anixter International Inc.(a)                     11,911,050
------------------------------------------------------------------------
     49,900 AVX Corp.                                          1,553,138
------------------------------------------------------------------------
    449,700 Tektronix, Inc.                                   26,644,725
------------------------------------------------------------------------
  1,600,000 Teradyne, Inc.(a)                                 53,400,000
------------------------------------------------------------------------
                                                              93,508,913
------------------------------------------------------------------------

            ELECTRONIC/DEFENSE - 0.26%

    200,000 Sundstrand Corp.                                  12,250,000
------------------------------------------------------------------------

            ELECTRONIC/PC DISTRIBUTORS - 2.01%

    850,000 Arrow Electronics, Inc.(a)                        43,137,500
------------------------------------------------------------------------
  1,000,000 Avnet, Inc.                                       50,375,000
------------------------------------------------------------------------
                                                              93,512,500
------------------------------------------------------------------------

            FINANCE (ASSET MANAGEMENT) - 1.03%

    668,600 Finova Group, Inc.                                30,254,150
------------------------------------------------------------------------
    815,600 PaineWebber Group, Inc.                           17,943,200
------------------------------------------------------------------------
                                                              48,197,350
------------------------------------------------------------------------

            FINANCE (CONSUMER CREDIT) - 5.91%

    300,000 American Express Co.                              12,187,500
------------------------------------------------------------------------
  1,196,800 Countrywide Credit Industries, Inc.               26,479,200
------------------------------------------------------------------------
    450,000 Dean Witter Discover & Co.                        22,387,500
------------------------------------------------------------------------
    500,000 Federal Home Loan Mortgage Corp.                  34,625,000
------------------------------------------------------------------------
     33,700 Federal National Mortgage Association              3,534,288
------------------------------------------------------------------------
    800,000 First USA, Inc.                                   36,800,000
------------------------------------------------------------------------
  1,608,200 Green Tree Acceptance, Inc.                       42,818,325
------------------------------------------------------------------------
  1,088,200 MBNA Corp.                                        40,127,375
------------------------------------------------------------------------
    650,000 Mercury Finance Co.                               12,512,500
------------------------------------------------------------------------
    252,300 PMI Group, Inc. (The)                             12,110,400
------------------------------------------------------------------------
    250,000 Student Loan Marketing Association                14,718,750
------------------------------------------------------------------------
     51,400 SunAmerica, Inc.                                   3,199,650
------------------------------------------------------------------------
    500,000 United Companies Financial Corp.                  14,125,000
------------------------------------------------------------------------
                                                             275,625,488
------------------------------------------------------------------------

                                                                      Financials



 SHARES                                                MARKET VALUE
            FINANCE (SAVINGS & LOAN) - 0.45%

    783,800 Greenpoint Financial Corp.                $   21,162,600
--------------------------------------------------------------------

            FOOD PROCESSING - 0.73%

    300,000 ConAgra, Inc.                                 11,587,500
--------------------------------------------------------------------
    651,600 Hudson Foods, Inc.                             9,203,850
--------------------------------------------------------------------
    394,233 Lancaster Colony Corp.                        13,108,247
--------------------------------------------------------------------
                                                          33,899,597
--------------------------------------------------------------------

            FUNERAL SERVICES - 0.78%

     61,200 Loewen Group, Inc.                             2,450,870
--------------------------------------------------------------------
    840,200 Service Corp. International                   33,713,025
--------------------------------------------------------------------
                                                          36,163,895
--------------------------------------------------------------------

            HOTELS/MOTELS - 0.33%

    600,000 La Quinta Motor Inns, Inc.                    15,450,000
--------------------------------------------------------------------

            INSURANCE (MULTI-LINE PROPERTY) - 1.59%

    750,000 ACE, Ltd.                                     25,500,000
--------------------------------------------------------------------
    250,000 CIGNA Corp.                                   24,781,250
--------------------------------------------------------------------
     76,900 General Re Corp.                              11,140,888
--------------------------------------------------------------------
    218,300 Mid Ocean Ltd.                                 7,722,363
--------------------------------------------------------------------
    236,600 Prudential Reinsurance Holdings(a)             4,820,725
--------------------------------------------------------------------
                                                          73,965,226
--------------------------------------------------------------------

            LEISURE & RECREATION - 0.75%

  1,003,900 Carnival Cruise Lines, Inc.                   23,340,675
--------------------------------------------------------------------
    400,000 Mattel, Inc.                                  11,500,000
--------------------------------------------------------------------
                                                          34,840,675
--------------------------------------------------------------------

            MACHINERY (HEAVY) - 0.25%

    300,000 Case Corp.                                    11,437,500
--------------------------------------------------------------------

            MACHINERY (MISCELLANEOUS) - 1.52%

  1,600,000 American Standard Companies(a)                42,800,000
--------------------------------------------------------------------
    610,350 Thermo Electron Corp.(a)                      28,076,100
--------------------------------------------------------------------
                                                          70,876,100
--------------------------------------------------------------------

            MEDICAL (DRUGS) - 5.55%

    600,000 Abbott Laboratories                           23,850,000
--------------------------------------------------------------------
    425,000 American Home Products Corp.                  37,665,625
--------------------------------------------------------------------
    590,000 AmeriSource Health Corp.(a)                   16,077,500
--------------------------------------------------------------------
    357,700 Cardinal Health, Inc.                         18,376,838
--------------------------------------------------------------------
    781,400 Mallinckrodt Group, Inc.                      27,153,650
--------------------------------------------------------------------
    225,000 Merck & Co., Inc.                             12,937,500
--------------------------------------------------------------------
  1,432,100 Mylan Laboratories, Inc.                      27,209,900
--------------------------------------------------------------------

Financials


 SHARES                                               MARKET VALUE
            Medical (Drugs) - continued

    470,000 Pfizer, Inc.                             $   26,966,250
-------------------------------------------------------------------
      7,500 Rhone-Poulenc Rorer Inc.                        353,438
-------------------------------------------------------------------
  1,000,000 Schering-Plough Corp.                        53,625,000
-------------------------------------------------------------------
    325,000 Watson Pharmaceuticals, Inc.(a)              14,543,750
-------------------------------------------------------------------
                                                        258,759,451
-------------------------------------------------------------------

            MEDICAL (INSTRUMENTS/PRODUCTS) - 2.90%

    325,000 Baxter International Inc.                    12,553,125
-------------------------------------------------------------------
    200,000 Becton, Dickinson & Co.                      13,000,000
-------------------------------------------------------------------
    744,600 Biomet, Inc.(a)                              12,378,975
-------------------------------------------------------------------
    216,600 Boston Scientific Corp.(a)                    9,124,275
-------------------------------------------------------------------
    100,000 Cordis Corp. (a)                             11,050,000
-------------------------------------------------------------------
    601,300 Heart Technology Inc.(a)                     17,137,050
-------------------------------------------------------------------
    406,400 Medtronic, Inc.                              23,469,600
-------------------------------------------------------------------
    200,000 St. Jude Medical, Inc.                       10,650,000
-------------------------------------------------------------------
     75,000 Stryker Corp.                                 3,384,375
-------------------------------------------------------------------
    525,000 Sybron International Corp.(a)                22,312,500
-------------------------------------------------------------------
                                                        135,059,900
-------------------------------------------------------------------

            MEDICAL (PATIENT SERVICES) - 3.49%

    822,500 Apria Healthcare Group, Inc.(a)              17,786,563
-------------------------------------------------------------------
    500,000 Columbia/HCA Healthcare Corp.                24,562,500
-------------------------------------------------------------------
    510,000 Health Management Associates, Inc.(a)        10,965,000
-------------------------------------------------------------------
    500,000 Healthsource, Inc.(a)                        26,500,000
-------------------------------------------------------------------
  1,800,000 Healthsouth Corp.(a)                         47,025,000
-------------------------------------------------------------------
    600,000 Lincare Holdings, Inc.(a)                    14,925,000
-------------------------------------------------------------------
    750,000 Vencor, Inc.(a)                              20,812,500
-------------------------------------------------------------------
                                                        162,576,563
-------------------------------------------------------------------

            OFFICE AUTOMATION - 0.96%

    350,000 Xerox Corp.                                  45,412,500
-------------------------------------------------------------------

            OFFICE PRODUCTS - 0.65%

    400,000 Avery Dennison Corp.                         17,900,000
-------------------------------------------------------------------
    350,000 Reynolds & Reynolds Co.                      12,468,750
-------------------------------------------------------------------
                                                         30,368,750
-------------------------------------------------------------------

            OIL EQUIPMENT & SUPPLIES - 0.13%

    148,300 Halliburton Co.                               6,154,450
-------------------------------------------------------------------

            PAPER & FOREST PRODUCTS - 0.60%

    225,000 Champion International Corp.                 12,037,500
-------------------------------------------------------------------
    279,800 Mead Corp. (The)                             16,123,475
-------------------------------------------------------------------
                                                         28,160,975
-------------------------------------------------------------------

                                                                      Financials


 SHARES                                              MARKET VALUE
            PUBLISHING - 0.20%

    235,500 Harcourt General, Inc.                  $    9,331,688
------------------------------------------------------------------

            RESTAURANTS - 0.27%

    400,000 Outback Steakhouse Inc.(a)                  12,550,000
------------------------------------------------------------------

            RETAIL (FOOD & DRUG) - 2.05%

  1,000,000 Hannaford Bros. Co.                         26,125,000
------------------------------------------------------------------
    805,700 Kroger Co.(a)                               26,890,238
------------------------------------------------------------------
    900,000 Safeway Inc.(a)                             42,525,000
------------------------------------------------------------------
                                                        95,540,238
------------------------------------------------------------------

            RETAIL (STORES) - 3.99%

    637,300 AutoZone, Inc.(a)                           15,773,175
------------------------------------------------------------------
  1,000,000 Circuit City Stores, Inc.                   33,375,000
------------------------------------------------------------------
  1,500,000 Consolidated Stores Corp.(a)                34,687,500
------------------------------------------------------------------
    625,000 Gap Inc.                                    24,609,375
------------------------------------------------------------------
  1,500,000 Intimate Brands, Inc.(a)                    25,125,000
------------------------------------------------------------------
    393,750 Staples, Inc.(a)                            10,483,594
------------------------------------------------------------------
    261,200 Tandy Corp.                                 12,896,750
------------------------------------------------------------------
    648,800 Viking Office Products Inc.(a)              28,871,600
------------------------------------------------------------------
                                                       185,821,994
------------------------------------------------------------------

            SCIENTIFIC INSTRUMENTS - 1.10%

  1,000,000 Varian Associates, Inc.                     51,375,000
------------------------------------------------------------------

            SEMICONDUCTORS - 12.94%

  1,000,000 Analog Devices, Inc.(a)                     36,125,000
------------------------------------------------------------------
  2,000,000 Applied Materials, Inc.(a)                 100,250,000
------------------------------------------------------------------
    508,700 Atmel Corp.(a)                              15,896,875
------------------------------------------------------------------
    250,000 Cirrus Logic, Inc.(a)                       10,531,250
------------------------------------------------------------------
    600,000 Cypress Semiconductor Corp.(a)              21,150,000
------------------------------------------------------------------
  1,000,000 Integrated Device Technology, Inc.(a)       19,000,000
------------------------------------------------------------------
    150,000 Intel Corp.                                 10,481,250
------------------------------------------------------------------
    651,000 KLA Instruments Corp.(a)                    27,830,250
------------------------------------------------------------------
    900,000 LAM Research Corp.(a)                       54,787,500
------------------------------------------------------------------
    450,000 Linear Technology Corp.                     19,687,500
------------------------------------------------------------------
    300,000 LSI Logic Corp.(a)                          14,137,500
------------------------------------------------------------------
  1,200,000 Micron Technology Inc.                      84,750,000
------------------------------------------------------------------
    175,000 Motorola, Inc.                              11,484,375
------------------------------------------------------------------
    400,000 National Semiconductor Corp.(a)              9,750,000
------------------------------------------------------------------
    250,000 Novellus Systems, Inc.(a)                   17,218,750
------------------------------------------------------------------

Financials


 SHARES                                                         MARKET VALUE
               Semiconductors - (continued)

       718,300 Solectron Corp.(a)                              $   28,911,575
-----------------------------------------------------------------------------
     1,000,000 Texas Instruments Inc.                              68,250,000
-----------------------------------------------------------------------------
       700,000 Vishay Intertechnology, Inc.(a)                     24,675,000
-----------------------------------------------------------------------------
       500,000 VLSI Technology Inc.(a)                             11,750,000
-----------------------------------------------------------------------------
       350,000 Xilinx, Inc.(a)                                     16,100,000
-----------------------------------------------------------------------------
                                                                  602,766,825
-----------------------------------------------------------------------------

               SHOES & RELATED APPAREL - 0.61%

       500,000 NIKE, Inc. - Class B                                28,375,000
-----------------------------------------------------------------------------

               TELECOMMUNICATIONS - 1.41%

       800,000 AT&T Corp.                                          51,200,000
-----------------------------------------------------------------------------
       429,000 Tellabs, Inc.(a)                                    14,586,000
-----------------------------------------------------------------------------
                                                                   65,786,000
-----------------------------------------------------------------------------

               TOBACCO - 1.99%

     1,100,000 Philip Morris Companies, Inc.                       92,950,000
-----------------------------------------------------------------------------

               TRANSPORTATION - MISCELLANEOUS - 0.25%

       390,200 Stolt Nielsen S.A.                                  11,706,000
-----------------------------------------------------------------------------
               Total Domestic Common Stocks                     3,839,832,568
-----------------------------------------------------------------------------


 PRINCIPAL
 AMOUNT

               CONVERTIBLE CORPORATE BONDS - 1.65%

               COMPUTER SOFTWARE/SERVICES - 0.18%

   $ 9,580,000 SoftKey International Inc., Conv. Sr. Notes,
                5.50%, 11/01/00(b)
                (acquired 10/17/95; cost $9,580,000)                8,095,100
-----------------------------------------------------------------------------

               ELECTRONIC COMPONENTS/MISCELLANEOUS - 0.44%

    15,215,000 Altera Corp., Conv. Sub. Notes, 5.75%,
                06/15/02(b)
                (acquired 7/27/95-10/17/95; cost
                $20,134,139)                                       20,502,213
-----------------------------------------------------------------------------

               OFFICE AUTOMATION - 0.55%

    19,500,000 Danka Business Systems PLC, Conv. Yankee Sub.
                Notes, 6.75%, 04/01/02(b)
                (acquired 10/26/95; cost $24,960,000)              25,740,000
-----------------------------------------------------------------------------

               RETAIL STORES - 0.48%

    34,400,000 Office Depot Inc., Liquid Yield Option Notes,
                4.00%, 11/01/08(c)                                 22,532,000
-----------------------------------------------------------------------------
               Total Convertible Corporate Bonds                   76,869,313
-----------------------------------------------------------------------------

 SHARES

               CONVERTIBLE PREFERRED STOCKS - 0.22%

               FINANCE (CONSUMER CREDIT) - 0.22%

       165,000 SunAmerica Inc. - Series E, $3.10 Conv. Pfd.        10,230,000
-----------------------------------------------------------------------------
               Total Convertible Preferred Stocks                  10,230,000
-----------------------------------------------------------------------------

                                                                      Financials


 SHARES                                                         MARKET VALUE
            FOREIGN STOCKS & OTHER EQUITY INTERESTS - 10.98%

            AUSTRALIA - 0.36%

  1,255,832 Broken Hill Proprietary Co. Ltd. (Conglomerates)   $   17,008,450
-----------------------------------------------------------------------------

            CANADA - 0.54%

    694,900 Northern Telecom Ltd. (Telecommunications)             25,016,400
-----------------------------------------------------------------------------

            DENMARK - 0.28%

    290,000 Danisco A/S (Food Processing)                          13,215,593
-----------------------------------------------------------------------------

            FINLAND - 0.55%

    400,000 Nokia Corp. - ADR (Telecommunications)                 22,300,000
-----------------------------------------------------------------------------
     55,450 Nokia Corp. (Telecommunications)                        3,172,226
-----------------------------------------------------------------------------
                                                                   25,472,226
-----------------------------------------------------------------------------

            FRANCE - 0.28%

     65,500 LVMH Moet Hennessy Louis Vuitton (Beverages)           13,032,760
-----------------------------------------------------------------------------

            GERMANY - 0.35%

     30,400 Mannesmann A.G. (Machinery - Miscellaneous)            10,005,889
-----------------------------------------------------------------------------
    158,000 Veba A.G. (Electric Services)                           6,486,800
-----------------------------------------------------------------------------
                                                                   16,492,689
-----------------------------------------------------------------------------

            HONG KONG - 1.05%

    820,000 HSBC Holdings PLC (Banking)                            11,931,399
-----------------------------------------------------------------------------
  3,077,000 Hutchison Whampoa Ltd. (Conglomerates)                 16,953,208
-----------------------------------------------------------------------------
  2,505,000 Sun Hung Kai Properties Ltd. (Real Estate)             20,006,434
-----------------------------------------------------------------------------
                                                                   48,891,041
-----------------------------------------------------------------------------

            ISRAEL - 0.53%

    625,000 Teva Pharmaceutical Industries Ltd. - ADR
             (Medical - Drugs)                                     24,531,250
-----------------------------------------------------------------------------

            ITALY - 0.35%

    167,000 Fila Holding S.p.A. - ADR (Retail Stores)               7,201,875
-----------------------------------------------------------------------------
  2,919,000 Telecom Italia Mobile S.p.A.(a)
             (Telecommunications)                                   4,909,560
-----------------------------------------------------------------------------
  2,919,000 Telecom Italia S.p.A. (Telecommunications)              4,471,893
-----------------------------------------------------------------------------
                                                                   16,583,328
-----------------------------------------------------------------------------

            MALAYSIA - 0.58%

  2,149,000 Malayan Banking Berhad (Banking)                       17,337,465
-----------------------------------------------------------------------------
  1,600,000 United Engineers (Building Materials)                   9,948,839
-----------------------------------------------------------------------------
                                                                   27,286,304
-----------------------------------------------------------------------------

            NETHERLANDS - 0.79%

    550,000 Elsag Bailey Process Automation N.V. - ADR(a)
            (Electronic Components/Miscellaneous)                  14,987,500
-----------------------------------------------------------------------------
    276,100 Philips Electronics N.V. - New York Shares - ADR
            (Electronics)                                          10,664,363
-----------------------------------------------------------------------------
    120,000 Wolters Kluwer N.V. (Publishing)                       10,921,536
-----------------------------------------------------------------------------
                                                                   36,573,399
-----------------------------------------------------------------------------

Financials


 SHARES                                                           MARKET VALUE
             NEW ZEALAND - 0.22%

   2,500,000 Telecom Corp. of New Zealand (Telecommunications)   $   10,380,222
-------------------------------------------------------------------------------

             SINGAPORE - 0.20%

   1,513,000 City Developments Ltd. (Real Estate)                     9,369,249
-------------------------------------------------------------------------------

             SWEDEN - 3.62%

     250,000 ASEA AB-B Shares (Conglomerates)                        24,658,916
-------------------------------------------------------------------------------
     712,200 ASTRA AB-A Shares (Medical - Drugs)                     26,168,840
-------------------------------------------------------------------------------
     625,000 ASTRA AB-B Shares (Medical - Drugs)                     22,588,320
-------------------------------------------------------------------------------
     958,900 Pharmacia AB-A Shares (Medical -  Drugs)                33,356,308
-------------------------------------------------------------------------------
     719,100 Pharmacia Aktiebolaget SP - ADR (Medical - Drugs)       25,168,500
-------------------------------------------------------------------------------
     490,000 Skandia Forsakrings (Insurance - Multi-Line
              Property)                                              12,433,364
-------------------------------------------------------------------------------
   1,141,976 Telefonaktiebolaget L.M.Ericsson - ADR
              (Telecommunications)                                   24,391,922
-------------------------------------------------------------------------------
                                                                    168,766,170
-------------------------------------------------------------------------------

             SWITZERLAND - 0.71%

       6,500 BBC Brown Boveri Ltd. (Conglomerates)                    7,540,298
-------------------------------------------------------------------------------
      29,200 Ciba-Geigy Ltd. (Medical - Drugs)                       25,282,833
-------------------------------------------------------------------------------
                                                                     32,823,131
-------------------------------------------------------------------------------

             UNITED KINGDOM - 0.57%

     190,300 Danka Business Systems PLC - ADR (Office
              Automation)                                             6,375,050
-------------------------------------------------------------------------------
   1,000,000 Granada Group PLC (Leisure & Recreation)                10,679,841
-------------------------------------------------------------------------------
     410,000 Thorn EMI PLC (Leisure & Recreation)                     9,548,300
-------------------------------------------------------------------------------
                                                                     26,603,191
-------------------------------------------------------------------------------
             Total Foreign Stocks & Other Equity Interests          512,045,403
-------------------------------------------------------------------------------



 PRINCIPAL
 AMOUNT

             REPURCHASE AGREEMENT - 0.03%(d)

 $ 1,274,793 Daiwa Securities America Inc., 5.90%, 11/01/95(e)        1,274,793
-------------------------------------------------------------------------------
             Total Repurchase Agreement                               1,274,793
-------------------------------------------------------------------------------

             TIME DEPOSIT - 4.40%

 205,000,000 Cayman Time Deposit, 5.75%, 11/01/95                   205,000,000
-------------------------------------------------------------------------------
             Total Time Deposit                                     205,000,000
-------------------------------------------------------------------------------
             TOTAL INVESTMENTS - 99.66%                           4,645,252,077
-------------------------------------------------------------------------------
             OTHER ASSETS LESS LIABILITIES - 0.34%                   16,046,672
-------------------------------------------------------------------------------
             NET ASSETS - 100.00%                                $4,661,298,749
===============================================================================

                                                                      Financials
Abbreviations:
ADR - American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) Restricted Security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of the securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at October 31, 1995 was $54,337,313 which represented 1.17% of the net assets.
(c) Zero coupon bond. The interest rate shown represents the rate of original issue discount.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the Investment Advisor.
(e) Joint repurchase agreement entered into 10/31/95 with a maturing value of $401,494,641. Collateralized by $353,853,000 U.S. Treasury Notes, 8.375%
    due 08/15/08.

See Notes to Financial Statements.

Financials

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1995


ASSETS:

Investments, at market value (cost $3,692,990,886)         $4,645,252,077
-------------------------------------------------------------------------
Foreign currencies, at market value (cost $19,248,298)         18,855,785
-------------------------------------------------------------------------
Receivables for:
  Investments sold                                             81,804,922
-------------------------------------------------------------------------
  Capital stock sold                                            7,671,955
-------------------------------------------------------------------------
  Dividends and interest                                        2,040,054
-------------------------------------------------------------------------
Investment for deferred compensation plan                          59,337
-------------------------------------------------------------------------
Other assets                                                      111,757
-------------------------------------------------------------------------
    Total assets                                            4,755,795,887
-------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                                        79,969,614
-------------------------------------------------------------------------
  Capital stock reacquired                                      8,329,522
-------------------------------------------------------------------------
  Deferred compensation                                            59,337
-------------------------------------------------------------------------
  Options repurchased                                             467,407
-------------------------------------------------------------------------
Accrued advisory fees                                           2,411,107
-------------------------------------------------------------------------
Accrued administrative service fees                                33,042
-------------------------------------------------------------------------
Accrued distribution fees                                       1,766,732
-------------------------------------------------------------------------
Accrued transfer agent fees                                       474,454
-------------------------------------------------------------------------
Accrued operating expenses                                        985,923
-------------------------------------------------------------------------
    Total liabilities                                          94,497,138
-------------------------------------------------------------------------
Net assets applicable to shares outstanding                $4,661,298,749
-------------------------------------------------------------------------

NET ASSETS:

Class A                                                    $4,564,729,631
=========================================================================
Class B                                                    $   42,237,610
=========================================================================
Institutional Class                                        $   54,331,508
=========================================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                                  750,000,000
=========================================================================
  Outstanding                                                 224,564,125
=========================================================================
Class B:
  Authorized                                                  750,000,000
=========================================================================
  Outstanding                                                   2,082,509
=========================================================================
Institutional Class:
  Authorized                                                  200,000,000
=========================================================================
  Outstanding                                                   2,652,632
=========================================================================

CLASS A:

  Net asset value and redemption price per share                   $20.33
=========================================================================
  Offering price per share:
    (Net asset value of $20.33 divided by 94.50%)                  $21.51
=========================================================================
CLASS B:

  Net asset value and offering price per share                     $20.28
=========================================================================

INSTITUTIONAL CLASS:

  Net asset value, offering and redemption price per share         $20.48
=========================================================================

See Notes to Financial Statements.

                                                                      Financials

STATEMENT OF OPERATIONS

For the year ended October 31, 1995

INVESTMENT INCOME:

Dividends (net of $693,812 foreign withholding tax)      $   38,215,389
------------------------------------------------------------------------
Interest                                                      8,498,626
------------------------------------------------------------------------
    Total investment income                                  46,714,015
------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                26,291,625
------------------------------------------------------------------------
Administrative service fees                                     182,595
------------------------------------------------------------------------
Custodian fees                                                  871,313
------------------------------------------------------------------------
Directors' fees                                                  42,436
------------------------------------------------------------------------
Distribution fees-Class A                                    12,217,290
------------------------------------------------------------------------
Distribution fees-Class B                                        68,621
------------------------------------------------------------------------
Transfer agent fees-Class A                                   7,784,636
------------------------------------------------------------------------
Transfer agent fees-Class B                                      15,054
------------------------------------------------------------------------
Transfer agent fees-Institutional Class                           2,913
------------------------------------------------------------------------
Other                                                         1,340,482
------------------------------------------------------------------------
    Total expenses                                           48,816,965
------------------------------------------------------------------------
Less fees waived by advisor                                    (843,494)
------------------------------------------------------------------------
    Net expenses                                             47,973,471
------------------------------------------------------------------------
Net investment income (loss)                                (1,259,456)
------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
 SECURITIES, FOREIGN CURRENCIES, FUTURES AND OPTIONS
 CONTRACTS:

Net realized gain on sales of:
  Investment securities                                     610,490,585
------------------------------------------------------------------------
  Foreign currencies                                            966,904
------------------------------------------------------------------------
  Futures contracts                                           6,404,690
------------------------------------------------------------------------
  Options contracts                                           2,779,330
------------------------------------------------------------------------
                                                            620,641,509
------------------------------------------------------------------------

Net unrealized appreciation (depreciation) of:

  Investment securities                                     416,011,617
------------------------------------------------------------------------
  Foreign currencies                                           (751,970)
------------------------------------------------------------------------
  Futures contracts                                          (4,057,387)
------------------------------------------------------------------------
                                                            411,202,260
------------------------------------------------------------------------
  Net gain on investment securities, foreign currencies,
   futures and options contracts                          1,031,843,769
------------------------------------------------------------------------
Net increase in net assets resulting from operations     $1,030,584,313
------------------------------------------------------------------------

See Notes to Financial Statements.

Financials

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1995 and 1994

                                                    1995            1994
OPERATIONS:

  Net investment income (loss)                 $   (1,259,456) $    18,228,044
-------------------------------------------------------------------------------
  Net realized gain on sales of investment
   securities, foreign currencies, futures
   and options contracts                          620,641,509      387,037,586
-------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation)
   of investment securities, foreign
   currencies, and futures contracts              411,202,260     (259,837,784)
-------------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                 1,030,584,313      145,427,846
-------------------------------------------------------------------------------
Dividends to shareholders from net investment
 income:
  Class A                                         (14,842,521)     (29,907,523)
-------------------------------------------------------------------------------
  Class B                                                 --               --
-------------------------------------------------------------------------------
  Institutional Class                                (290,923)        (363,799)
-------------------------------------------------------------------------------
Distributions to shareholders from net
 realized gains on investment securities:
  Class A                                        (387,332,253)     (89,314,780)
-------------------------------------------------------------------------------
  Class B                                                 --               --
-------------------------------------------------------------------------------
  Institutional Class                              (4,072,920)        (724,291)
-------------------------------------------------------------------------------
Net equalization credits (charges):
  Class A                                             204,025      (10,126,574)
-------------------------------------------------------------------------------
  Class B                                             297,921              --
-------------------------------------------------------------------------------
  Institutional Class                                  71,195            1,640
-------------------------------------------------------------------------------
Share transactions-net:
  Class A                                         (17,628,236)  (1,048,548,626)
-------------------------------------------------------------------------------
  Class B                                          41,458,876              --
-------------------------------------------------------------------------------
  Institutional Class                               6,504,480           96,085
-------------------------------------------------------------------------------
    Net increase (decrease) in net assets         654,953,957   (1,033,460,022)
-------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                           4,006,344,792    5,039,804,814
-------------------------------------------------------------------------------
  End of period                                $4,661,298,749  $ 4,006,344,792
===============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)   $3,070,552,699  $ 3,040,217,579
-------------------------------------------------------------------------------
  Undistributed net investment income              25,028,873       40,848,632
-------------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investment securities, foreign currencies,
   futures and options contracts                  613,833,040      384,596,704
-------------------------------------------------------------------------------
  Unrealized appreciation of investment
   securities, foreign currencies, and
   futures contracts                              951,884,137      540,681,877
-------------------------------------------------------------------------------
                                               $4,661,298,749  $ 4,006,344,792
===============================================================================

See Notes to Financial Statements.

                                                                      Financials

NOTES TO FINANCIAL STATEMENTS

October 31, 1995

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM Weingarten Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four diversified portfolios:
AIM Weingarten Fund, AIM Charter Fund, AIM Constellation Fund and AIM Aggressive Growth Fund. The Fund currently offers three different classes of shares: the Class A shares (formerly "Retail Shares"), Class B shares and the Institutional Class. Matters affecting each portfolio or class will be voted on exclusively by such shareholders. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in the value of the contract may not correlate with changes in the securities being hedged.
E. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price, or in the absence of a sale, the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
      A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for

Financials

   capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written. The Fund will not write a covered call option if, immediately thereafter, the aggregate value of the securities underlying all such options, determined as of the dates such options were written, would exceed 25% of the net assets of the Fund.
F. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the specific identification of securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
G. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
H. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to all classes, e.g. advisory fees, are allocated among them.
I. Equalization - The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and the costs of repurchases of Fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed net income when the transaction is recorded so that undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). The terms of the master investment advisory agreement provide that the Fund shall pay an advisory fee to AIM at an annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM is currently voluntarily waiving a portion of its advisory fees payable by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion to and including $3 billion, plus 0.575% of the Fund's average daily net assets in excess of $3 billion to and including $4 billion, plus 0.55% of the Fund's average daily net assets in excess of $4 billion. The waiver of fees is entirely voluntary and the Board of Directors of the Company would be advised of any decision by AIM to discontinue the waiver. During the year ended October 31, 1995, AIM waived fees of $843,494. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM. These agreements require AIM to reduce its fees or, if necessary, make payments to the Fund to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale.
   The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1995, AIM was reimbursed $182,595 for such services.
   The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Class A shares and Class B shares. During the year ended October 31, 1995, AFS was reimbursed $4,016,831 for such services.
   During the year ended October 31, 1995, the Fund, pursuant to a transfer agency and service agreement, paid A I M Institutional Fund Services, Inc. ("AIFS") $1,260 for shareholder and transfer agency services with respect to the Institutional Class. Effective July 1, 1995, AIFS became the exclusive transfer agent for the Institutional Class of the Fund.
   The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A and Class B shares and a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class. The Company has adopted Plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan") and with respect to the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A Plan, pays AIM Distributors compensation at the annual rate of 0.30% of the average daily net assets attributable to the Class A shares. The Class A Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs, and to implement a program which provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more designees, its rights to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the year ended October 31, 1995 for the Class A shares and the period June 26, 1995 (date sales commenced) through October 31, 1995 for the Class B shares, the Class A shares and the Class B shares paid AIM Distributors $12,217,290 and $68,621, respectively, as compensation under the Plans.
   AIM Distributors received commissions of $1,767,515 from sales of shares of the Class A shares of the Fund during the year ended October 31, 1995. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS, AIFS and FMC.
   During the year ended October 31, 1995, the Fund paid legal fees of $13,238 for services rendered by Kramer, Levin, Naftalis, Nessen, Kamin & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

                                                                      Financials

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended October 31, 1995 was $5,516,271,702 and $5,871,965,081, respectively.
   The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of October 31, 1995 is as follows:

Aggregate unrealized appreciation of investment securities    $980,791,723
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (39,012,965)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $941,778,758
===========================================================================

Cost of investments for tax purposes is $3,703,473,319.

NOTE 4 - DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - BANK BORROWINGS

The Fund has a $68,400,000 committed line of credit with a financial institution syndicate with Chemical Bank of New York as the administrative agent. Interest on borrowings under the line of credit is payable on maturity or prepayment date. The Fund is charged a commitment fee, payable quarterly, at the rate of 1/10 of 1% per annum on the unused balance of the Fund's commitment.

NOTE 6 - OPTION CONTRACTS WRITTEN

Transactions in call options written during the year ended October 31, 1995 are summarized as follows:

                                                            OPTION CONTRACTS
                                                         ---------------------
                                                         NUMBER OF   PREMIUMS
                                                         CONTRACTS   RECEIVED
                                                         ---------  -----------
Beginning of year                                               --           --
-------------------------------------------------------------------------------
Written                                                     29,413  $ 6,668,627
-------------------------------------------------------------------------------
Closed                                                     (11,309)  (3,032,287)
-------------------------------------------------------------------------------
Exercised                                                   (4,833)    (887,684)
-------------------------------------------------------------------------------
Expired                                                    (13,271)  (2,748,656)
-------------------------------------------------------------------------------
End of year                                                     --   $       --
===============================================================================

NOTE 7 - CAPITAL STOCK

Changes in the capital stock outstanding during the years ended October 31, 1995 and 1994 were as follows:

                                    1995                         1994
                          --------------------------  ----------------------------
                            SHARES        AMOUNT        SHARES         AMOUNT
                          -----------  -------------  -----------  ---------------
Sold:
  Class A                  32,034,901  $ 559,325,258   22,715,102  $   385,995,119
-----------------------------------------------------------------------------------
  Class B*                  2,180,033     43,415,613          --               --
-----------------------------------------------------------------------------------
  Institutional Class         559,557     10,092,219      466,667        7,928,748
-----------------------------------------------------------------------------------
Issued as a reinvestment
 of dividends:
  Class A                  24,460,017    361,036,594    4,979,521       84,004,521
-----------------------------------------------------------------------------------
  Class B*                        --             --           --               --
-----------------------------------------------------------------------------------
  Institutional Class         199,304      2,950,819       42,665          721,040
-----------------------------------------------------------------------------------
Reacquired:
  Class A                 (54,445,065)  (937,990,088) (88,892,319)  (1,518,548,266)
-----------------------------------------------------------------------------------
  Class B*                    (97,524)    (1,956,737)         --               --
-----------------------------------------------------------------------------------
  Institutional Class        (363,327)    (6,538,558)    (503,154)      (8,553,703)
-----------------------------------------------------------------------------------
                            4,527,896  $  30,335,120  (61,191,518) $(1,048,452,541)
===================================================================================

*Class B shares commenced sales on June 26, 1995.

          Financials

NOTE 8 - FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a Class A share outstanding during each of the years in the seven-year period ended October 31, 1995, the ten months ended October 31, 1988 and each of the years in the two-year period ended December 31, 1987(a) and for a Class B share outstanding during the period June 26, 1995 (date sales commenced) through October 31, 1995.

CLASS A:

                                                        OCTOBER 31,
                     --------------------------------------------------------------------------------------------
                        1995           1994        1993        1992        1991       1990       1989    1988(b)
                     ----------     ----------  ----------  ----------  ----------  --------   --------  --------
Net asset value,
 beginning of
 period              $    17.82     $    17.62  $    16.68  $    15.76  $    11.15  $  12.32   $   9.23  $   8.36
------------------   ----------     ----------  ----------  ----------  ----------  --------   --------  --------
Income from
 investment
 operations:
 Net investment
  income                     --           0.07        0.10        0.10        0.11      0.09       0.10      0.07
------------------   ----------     ----------  ----------  ----------  ----------  --------   --------  --------
 Net gains
  (losses) on
  securities (both
  realized and
  unrealized)              4.36           0.57        0.93        0.98        4.80     (0.56)      3.10      0.80
------------------   ----------     ----------  ----------  ----------  ----------  --------   --------  --------
  Total from
   investment
   operations              4.36           0.64        1.03        1.08        4.91     (0.47)      3.20      0.87
------------------   ----------     ----------  ----------  ----------  ----------  --------   --------  --------
Less
 distributions:
 Dividends from
  net investment
  income                  (0.07)         (0.11)      (0.09)      (0.07)      (0.09)    (0.06)     (0.11)       --
------------------   ----------     ----------  ----------  ----------  ----------  --------   --------  --------
 Distributions
  from net
  realized capital
  gains                   (1.78)         (0.33)         --       (0.09)      (0.21)    (0.64)        --        --
------------------   ----------     ----------  ----------  ----------  ----------  --------   --------  --------
  Total
   distributions          (1.85)         (0.44)      (0.09)      (0.16)      (0.30)    (0.70)     (0.11)       --
------------------   ----------     ----------  ----------  ----------  ----------  --------   --------  --------
Net asset value,
 end of period       $    20.33     $    17.82  $    17.62  $    16.68  $    15.76  $  11.15   $  12.32  $   9.23
==================   ==========     ==========  ==========  ==========  ==========  ========   ========  ========
Total return(c)           28.20%          3.76%       6.17%       6.85%      44.88%    (4.03)%    35.13%    10.41%
==================   ==========     ==========  ==========  ==========  ==========  ========   ========  ========
Ratios/supplemental
 data:
Net assets, end of
 period (000s
 omitted)            $4,564,730     $3,965,858  $4,999,983  $5,198,835  $2,534,331  $632,522   $393,320  $297,284
==================   ==========     ==========  ==========  ==========  ==========  ========   ========  ========
Ratio of expenses
 to average net
 assets                     1.2%(d)        1.2%        1.1%        1.1%        1.2%      1.3%       1.2%      1.1%(f)
==================   ==========     ==========  ==========  ==========  ==========  ========   ========  ========
Ratio of net
 investment income
 to average net
 assets                     0.0%(d)        0.4%        0.6%        0.6%        0.7%      0.8%       1.0%      0.9%(f)
==================   ==========     ==========  ==========  ==========  ==========  ========   ========  ========
Portfolio turnover
 rate                       139%           136%        109%         37%         46%       79%        87%       93%
==================   ==========     ==========  ==========  ==========  ==========  ========   ========  ========
Borrowings for the
 period:
Amount of debt
 outstanding at
 end of period
 (000s omitted)              --             --          --          --          --        --   $  3,781        --
==================   ==========     ==========  ==========  ==========  ==========  ========   ========  ========
Average amount of
 debt outstanding
 during the period
 (000s omitted)(e)   $      593             --          --          --          --  $    485   $  1,083  $    229
==================   ==========     ==========  ==========  ==========  ==========  ========   ========  ========
Average number of
 shares
 outstanding
 during the period
 (000s omitted)(e)      229,272        249,351     314,490     246,273     102,353    44,770     31,275    33,031
==================   ==========     ==========  ==========  ==========  ==========  ========   ========  ========
Average amount of
 debt per share
 during the period   $   0.0026             --          --          --          --  $  0.011   $  0.035  $  0.007
==================   ==========     ==========  ==========  ==========  ==========  ========   ========  ========

                        DECEMBER 31,
                     -------------------
                       1987     1986(b)
                     --------- ---------

Net asset value,
 beginning of
 period              $   8.82  $   9.10
-------------------- --------- ---------
Income from
 investment
 operations:
 Net investment
  income                 0.07      0.09
-------------------- --------- ---------
 Net gains
  (losses) on
  securities (both
  realized and
  unrealized)            0.83      2.11
-------------------- --------- ---------
  Total from
   investment
   operations            0.90      2.20
-------------------- --------- ---------
Less
 distributions:
 Dividends from
  net investment
  income                (0.09)    (0.09)
-------------------- --------- ---------
 Distributions
  from net
  realized capital
  gains                 (1.27)    (2.39)
-------------------- --------- ---------
  Total
   distributions        (1.36)    (2.48)
-------------------- --------- ---------
Net asset value,
 end of period       $   8.36  $   8.82
==================== ========= =========
Total return(c)          9.75%    25.06%
==================== ========= =========
Ratios/supplemental
 data:
Net assets, end of
 period (000s
 omitted)            $286,453  $171,138
==================== ========= =========
Ratio of expenses
 to average net
 assets                   1.0%      1.0%
==================== ========= =========
Ratio of net
 investment income
 to average net
 assets                   0.7%      0.8%
==================== ========= =========
Portfolio turnover
 rate                     108%      113%
==================== ========= =========
Borrowings for the
 period:
Amount of debt
 outstanding at
 end of period
 (000s omitted)      $    355        --
==================== ========= =========
Average amount of
 debt outstanding
 during the period
 (000s omitted)(e)   $    509  $     56
==================== ========= =========
Average number of
 shares
 outstanding
 during the period
 (000s omitted)(e)     25,825    18,519
==================== ========= =========
Average amount of
 debt per share
 during the period   $  0.020  $  0.003
==================== ========= =========

(a) Per share information has been restated to reflect a 2 for 1 stock split, effected in the form of a dividend, on September 29, 1987.
(b) The Fund changed investment advisors on May 1, 1986, and on September 30, 1988.
(c) Does not deduct sales charges and, for periods less than one year, total returns are not annualized.
(d) After waiver of advisory fees. Ratios of expenses and net investment income to average net assets prior to waiver of advisory fees were 1.2% and (0.04)%, respectively. Ratios are based on average net assets of $4,072,429,878.
(e) Averages computed on a daily basis.
(f) Annualized.

                                                                      Financials

CLASS B:

                                                     1995
                                                    -------
Net asset value, beginning of period                 $18.56
--------------------------------------------------  -------
Income from investment operations:
 Net investment income (loss)                         (0.03)
--------------------------------------------------  -------
 Net gains (losses) on securities (both realized
  and unrealized)                                      1.75
--------------------------------------------------  -------
  Total from investment operations                     1.72
--------------------------------------------------  -------
Less distributions:
 Dividends from net investment income                    --
--------------------------------------------------  -------
 Distributions from net realized capital gains           --
--------------------------------------------------  -------
  Total distributions                                    --
--------------------------------------------------  -------
Net asset value, end of period                       $20.28
==================================================  =======
Total return(a)                                        9.27%
==================================================  =======
Ratios/supplemental data:
Net assets, end of period (000's omitted)           $42,238
==================================================  =======
Ratio of expenses to average net assets                1.91 %(b)
==================================================  =======
Ratio of net investment income (loss) to average
 net assets                                           (0.76)%(b)
==================================================  =======
Portfolio turnover rate                                 139%
==================================================  =======
Borrowings for the period:
Amount of debt outstanding at end of
 period (000s omitted)                                   --
==================================================  =======
Average amount of debt outstanding during the
 period (000s omitted)(c)                           $     3
==================================================  =======
Average number of shares outstanding during the
 period (000s omitted)(c)                             1,036
==================================================  =======
Average amount of debt per share during the period  $0.0029
==================================================  =======

(a) Do not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(b) Annualized. After waiver of advisory fees. Annualized ratios of expenses and net investment income (loss) to average net assets prior to waiver of advisory fees were 1.94% and (0.79)%, respectively. Ratios are based on average net assets of $19,567,695.
(c) Averages computed on a daily basis.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
AIM Aggressive Growth Fund:

We have audited the accompanying statement of assets and liabilities of the AIM Aggressive Growth Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and the ten month period ended October 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Aggressive Growth Fund as of October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and the ten month period ended October 31, 1993, in conformity with generally accepted accounting principles.



                               KPMG Peat Marwick LLP

Houston, Texas
December 8, 1995

Financials

SCHEDULE OF INVESTMENTS

October 31, 1995


 SHARES                                                   MARKET VALUE
             COMMON STOCKS - 87.67%

             ADVERTISING/BROADCASTING - 0.55%

      50,000 Clear Channel Communications, Inc.(a)       $    4,100,000
-----------------------------------------------------------------------
     150,000 Heritage Media Corp.-Class A(A)                  4,162,500
-----------------------------------------------------------------------
     100,000 Meredith Corp.                                   3,575,000
-----------------------------------------------------------------------
      21,300 Sinclair Broadcast Group, Inc.-Class A(a)          441,975
-----------------------------------------------------------------------
                                                             12,279,475
-----------------------------------------------------------------------

             AUTOMOBILE/TRUCKS PARTS & TIRES - 0.44%

     150,000 Borg-Warner Automotive, Inc.                     4,425,000
-----------------------------------------------------------------------
     300,000 Thompson PBE, Inc.(a)                            5,475,000
-----------------------------------------------------------------------
                                                              9,900,000
-----------------------------------------------------------------------

             BEVERAGES - 0.42%

     195,000 Canandaigua Wine Co., Inc.-Class A(a)            9,360,000
-----------------------------------------------------------------------

             BUILDING MATERIALS - 0.10%

      70,000 Danaher Corp.                                    2,170,000
-----------------------------------------------------------------------

             BUSINESS SERVICES - 0.79%

     195,000 Alternative Resources Corp.(a)                   6,045,000
-----------------------------------------------------------------------
     167,700 Brandon Systems Corp.                            3,018,600
-----------------------------------------------------------------------
     159,500 Healthcare COMPARE Corp.(a)                      5,901,500
-----------------------------------------------------------------------
     200,000 Sterling Healthcare Group(a)                     2,750,000
-----------------------------------------------------------------------
                                                             17,715,100
-----------------------------------------------------------------------

             CHEMICALS - 0.12%

     175,000 Applied Extrusion Technologies, Inc.(a)          2,690,625
-----------------------------------------------------------------------

             CHEMICALS (SPECIALTY) - 0.58%

     355,500 Airgas Inc.(a)                                   9,465,188
-----------------------------------------------------------------------
     150,000 Mississippi Chemical Corp.                       3,618,750
-----------------------------------------------------------------------
                                                             13,083,938
-----------------------------------------------------------------------

             COMPUTER MINI/PCS - 0.28%

     400,000 Rational Software Corp.(a)                       6,250,000
-----------------------------------------------------------------------

                                                                      Financials


 SHARES                                                 MARKET VALUE
             COMPUTER NETWORKING - 4.93%

     400,000 ALANTEC Corp.(a)                          $   14,300,000
---------------------------------------------------------------------
     160,000 Ascend Communications, Inc.(a)                10,400,000
---------------------------------------------------------------------
     300,000 Auspex Systems, Inc.(a)                        4,237,500
---------------------------------------------------------------------
     125,000 Belden, Inc.                                   3,015,625
---------------------------------------------------------------------
     350,000 Black Box Corp.(a)                             5,687,500
---------------------------------------------------------------------
     120,600 Cascade Communications Corp.(a)                8,592,750
---------------------------------------------------------------------
     500,000 Cheyenne Software, Inc.(a)                    10,437,500
---------------------------------------------------------------------
     100,000 CIDCO, Inc.(a)                                 2,962,500
---------------------------------------------------------------------
     315,000 DSP Group, Inc.(a)                             5,118,750
---------------------------------------------------------------------
     279,300 FORE Systems, Inc.(a)                         14,802,900
---------------------------------------------------------------------
     150,000 InterVoice, Inc.(a)                            2,737,500
---------------------------------------------------------------------
     100,000 Lannet Data Communications, Ltd.(a)            2,875,000
---------------------------------------------------------------------
     230,000 Madge, N.V.(a)                                 9,631,250
---------------------------------------------------------------------
     300,000 Microtest, Inc.(a)                             4,650,000
---------------------------------------------------------------------
     200,000 Network Equipment Technologies, Inc.(a)        6,525,000
---------------------------------------------------------------------
     155,300 Optical Data Systems, Inc.(a)                  4,639,588
---------------------------------------------------------------------
                                                          110,613,363
---------------------------------------------------------------------

             COMPUTER PERIPHERALS - 3.79%

     337,500 Alliance Semiconductor Corp.(a)               10,378,125
---------------------------------------------------------------------
     210,000 Dialogic Corp.(a)                              6,090,000
---------------------------------------------------------------------
     100,000 Digi International, Inc.(a)                    2,675,000
---------------------------------------------------------------------
     135,000 Eltron International, Inc.(a)                  4,387,500
---------------------------------------------------------------------
     100,000 Filenet Corp.(a)                               4,537,500
---------------------------------------------------------------------
     210,250 Microchip Technology, Inc.(a)                  8,344,297
---------------------------------------------------------------------
     600,000 Mylex Corp.(a)                                11,175,000
---------------------------------------------------------------------
     310,000 Oak Technology, Inc.(a)                       16,972,500
---------------------------------------------------------------------
     190,000 Read-Rite Corp.(a)                             6,626,250
---------------------------------------------------------------------
     150,000 U.S. Robotics Corp.(a)                        13,875,000
---------------------------------------------------------------------
                                                           85,061,172
---------------------------------------------------------------------

Financials


 SHARES                                                 MARKET VALUE
             COMPUTER SOFTWARE/SERVICES - 14.90%

     325,000 Acclaim Entertainment, Inc.(a)            $    7,678,125
---------------------------------------------------------------------
     400,000 Activision, Inc.(a)                            6,700,000
---------------------------------------------------------------------
      39,000 Adobe Systems, Inc.                            2,223,000
---------------------------------------------------------------------
     225,000 Affiliated Computer Services, Inc.(a)          7,537,500
---------------------------------------------------------------------
     190,000 Analysts International Corp.                   5,628,750
---------------------------------------------------------------------
      48,800 Astea International, Inc.(a)                     878,400
---------------------------------------------------------------------
     150,000 Atria Software, Inc.(a)                        5,362,500
---------------------------------------------------------------------
      78,500 Bell & Howell Co.(a)                           1,962,500
---------------------------------------------------------------------
     112,500 Cadence Design Systems, Inc.(a)                3,628,125
---------------------------------------------------------------------
     212,100 Cerner Corp.(a)                                5,620,650
---------------------------------------------------------------------
      46,100 Checkfree Corp.(a)                               973,863
---------------------------------------------------------------------
   1,300,000 Computervision Corp.(a)                       15,275,000
---------------------------------------------------------------------
      39,800 Computron Software, Inc.(a)                      676,600
---------------------------------------------------------------------
     300,000 Corel Corp.(a)                                 5,137,500
---------------------------------------------------------------------
     200,000 CyCare Systems, Inc.(a)                        6,200,000
---------------------------------------------------------------------
      18,000 DataWorks Corp.(a)                               249,750
---------------------------------------------------------------------
     200,000 Diamond Multimedia Systems, Inc.(a)            5,900,000
---------------------------------------------------------------------
      20,000 Edmark Corp.(a)                                  860,000
---------------------------------------------------------------------
      50,000 Electronics for Imaging, Inc.(a)               4,112,500
---------------------------------------------------------------------
     325,000 Expert Software, Inc.(a)                       6,743,750
---------------------------------------------------------------------
     200,000 FTP Software, Inc.(a)                          5,400,000
---------------------------------------------------------------------
     100,000 HBO & Co.                                      7,075,000
---------------------------------------------------------------------
     276,600 HCIA, Inc.(a)                                  7,537,350
---------------------------------------------------------------------
      32,000 HPR Inc.(a)                                      832,000
---------------------------------------------------------------------
     200,000 Hummingbird Communications Ltd.(a)             8,600,000
---------------------------------------------------------------------
     160,000 Hyperion Software Corp.(a)                     7,880,000
---------------------------------------------------------------------
     215,200 Imnet Systems, Inc.(a)                         5,460,700
---------------------------------------------------------------------
      10,000 Integrated Measurement Systems, Inc.(a)          135,000
---------------------------------------------------------------------
     250,000 Integrated Silicon Systems, Inc.(a)            7,343,750
---------------------------------------------------------------------
     288,000 Integrated Systems, Inc.(a)                   10,080,000
---------------------------------------------------------------------
     365,500 Intersolv Inc.(a)                              5,756,625
---------------------------------------------------------------------
      20,500 Logic Works, Inc.(a)                             312,625
---------------------------------------------------------------------
     200,000 Macromedia, Inc.(a)                            7,400,000
---------------------------------------------------------------------

                                                                      Financials


 SHARES                                                  MARKET VALUE
             Computer Software/Services - (continued)

     270,000 Medic Computer Systems, Inc.(a)            $   14,377,500
----------------------------------------------------------------------
     500,000 Mentor Graphics Corp.(a)                       10,500,000
----------------------------------------------------------------------
     305,000 Microcom, Inc.(a)                               6,671,875
----------------------------------------------------------------------
     140,000 NetManage, Inc.(a)                              2,852,500
----------------------------------------------------------------------
     350,000 Network General Corp.(a)                       14,525,000
----------------------------------------------------------------------
      40,500 ON Technology Corp.(a)                            486,000
----------------------------------------------------------------------
     340,000 PairGain Technologies, Inc.(a)                 14,535,000
----------------------------------------------------------------------
      75,000 PeopleSoft, Inc.(a)                             6,450,000
----------------------------------------------------------------------
     245,900 Phamis, Inc.(a)                                 6,208,975
----------------------------------------------------------------------
     250,000 Pinnacle Systems, Inc.(a)                       7,843,750
----------------------------------------------------------------------
     200,000 Planar Systems Inc.(a)                          3,475,000
----------------------------------------------------------------------
     150,000 Platinum Technology, Inc.(a)                    2,737,500
----------------------------------------------------------------------
      50,000 Policy Management Systems Corp.(a)              2,356,250
----------------------------------------------------------------------
      49,300 Premenos Technology Corp.(a)                    1,935,025
----------------------------------------------------------------------
     200,000 Project Software & Development, Inc.(a)         5,300,000
----------------------------------------------------------------------
      85,000 Pure Software, Inc.(a)                          3,123,750
----------------------------------------------------------------------
     500,000 S3, Inc.(a)                                     8,562,500
----------------------------------------------------------------------
     325,000 Shared Medical Systems Corp.                   12,553,125
----------------------------------------------------------------------
      30,100 Smith Micro Software, Inc.(a)                     368,725
----------------------------------------------------------------------
     290,000 Softdesk, Inc.(a)                               6,742,500
----------------------------------------------------------------------
     250,000 SoftKey International, Inc.(a)                  7,875,000
----------------------------------------------------------------------
     100,000 Sterling Software, Inc.(a)                      4,612,500
----------------------------------------------------------------------
     400,000 Symantec Corp.(a)                               9,725,000
----------------------------------------------------------------------
      10,500 Synopsys, Inc.(a)                                 393,750
----------------------------------------------------------------------
      16,500 Unison Software, Inc.(a)                          206,250
----------------------------------------------------------------------
      31,300 Vantive Corp.(a)                                  500,800
----------------------------------------------------------------------
      24,500 Verity, Inc.(a)                                   900,375
----------------------------------------------------------------------
     170,000 Viasoft, Inc.(a)                                2,210,000
----------------------------------------------------------------------
     350,000 Wind River Systems, Inc.(a)                     9,450,000
----------------------------------------------------------------------
                                                           334,640,213
----------------------------------------------------------------------

Financials


 SHARES                                                     MARKET VALUE
             CONSUMER NON-DURABLES - 0.26%

     121,600 Department 56, Inc.(a)                        $    5,517,600
-------------------------------------------------------------------------
      15,900 USA Detergents, Inc.(a)                              405,450
-------------------------------------------------------------------------
                                                                5,923,050
-------------------------------------------------------------------------

             CONTAINERS - 0.18%

     150,000 Sealed Air Corp.(a)                                3,956,250
-------------------------------------------------------------------------

             COSMETICS & TOILETRIES - 0.09%

     101,800 Helen of Troy, Ltd.(a)                             1,921,475
-------------------------------------------------------------------------

             ELECTRONIC COMPONENTS/MISCELLANEOUS - 5.39%

     202,500 Aetrium, Inc.(a)                                   4,404,375
-------------------------------------------------------------------------
     200,000 Ametek, Inc.                                       3,525,000
-------------------------------------------------------------------------
     200,000 Amphenol Corp.(a)                                  4,325,000
-------------------------------------------------------------------------
      70,000 BMC Industries, Inc.                               2,703,750
-------------------------------------------------------------------------
     150,000 Brooks Automation, Inc.(a)                         2,700,000
-------------------------------------------------------------------------
     200,000 California Amplifier, Inc.(a)                      5,400,000
-------------------------------------------------------------------------
     300,000 Electro Scientific Industries, Inc.(a)             9,300,000
-------------------------------------------------------------------------
      50,000 Franklin Electronic Publishers, Inc.(a)            2,068,750
-------------------------------------------------------------------------
     224,700 General Scanning, Inc.(a)                          2,696,400
-------------------------------------------------------------------------
     126,000 Harman International Industries, Inc.              5,811,750
-------------------------------------------------------------------------
     175,000 Integrated Silicon Solution, Inc.(a)               5,479,688
-------------------------------------------------------------------------
      29,200 Mackie Designs, Inc.(a)                              372,300
-------------------------------------------------------------------------
     125,000 Methode Electronics, Inc.                          2,875,000
-------------------------------------------------------------------------
      46,875 Molex, Inc.                                        1,546,875
-------------------------------------------------------------------------
      52,800 Oak Industries, Inc.(a)                            1,102,200
-------------------------------------------------------------------------
     200,000 Perceptron, Inc.(a)                                5,350,000
-------------------------------------------------------------------------
     250,000 PRI Automation, Inc.(a)                            9,250,000
-------------------------------------------------------------------------
     425,000 PSC, Inc.(a)                                       4,356,250
-------------------------------------------------------------------------
     225,000 Recoton Corp.(a)                                   5,006,250
-------------------------------------------------------------------------
     104,500 Semitool, Inc.(a)                                  1,698,125
-------------------------------------------------------------------------
      62,000 Smartflex Systems, Inc.(a)                           906,750
-------------------------------------------------------------------------
     300,000 Symbol Technologies, Inc.(a)                      10,462,500
-------------------------------------------------------------------------
     100,000 Tektronix, Inc.                                    5,925,000
-------------------------------------------------------------------------
     500,000 Telxon Corp.                                      11,562,500
-------------------------------------------------------------------------
     369,000 Teradyne, Inc.(a)                                 12,315,375
-------------------------------------------------------------------------
                                                              121,143,838
-------------------------------------------------------------------------

                                                                      Financials


 SHARES                                             MARKET VALUE
             ELECTRONIC/DEFENSE - 0.35%

     200,000 Alpha Industries, Inc.(a)             $    3,100,000
-----------------------------------------------------------------
     100,000 Watkins-Johnson Co.                        4,812,500
-----------------------------------------------------------------
                                                        7,912,500
-----------------------------------------------------------------

             ELECTRONIC/PC DISTRIBUTORS - 0.73%

     250,000 Kent Electronics Corp.(a)                 12,187,500
-----------------------------------------------------------------
     300,000 Pioneer-Standard Electronics, Inc.         4,162,500
-----------------------------------------------------------------
                                                       16,350,000
-----------------------------------------------------------------

             FINANCE (CONSUMER CREDIT) - 2.87%

     220,000 Aames Financial Corp.                      5,500,000
-----------------------------------------------------------------
     100,000 CMAC Investment Corp.                      4,750,000
-----------------------------------------------------------------
     200,050 Concord EFS, Inc.(a)                       6,901,725
-----------------------------------------------------------------
     500,000 Credit Acceptance Corp.(a)                11,750,000
-----------------------------------------------------------------
     153,800 General Acceptance Corp.(a)                4,075,700
-----------------------------------------------------------------
     475,000 Medaphis Corp.(a)                         15,081,250
-----------------------------------------------------------------
     225,000 Money Store Inc. (The)                     9,000,000
-----------------------------------------------------------------
     150,000 PMT Services, Inc.(a)                      4,031,250
-----------------------------------------------------------------
      40,500 WFS Financial, Inc.(a)                       673,312
-----------------------------------------------------------------
     200,000 World Acceptance Corp.(a)                  2,600,000
-----------------------------------------------------------------
                                                       64,363,237
-----------------------------------------------------------------

             FINANCE (LEASING COMPANIES) - 0.26%

     225,000 Oxford Resources Corp.(a)                  5,906,250
-----------------------------------------------------------------

             FINANCE (SAVINGS & LOAN) - 0.20%

      75,000 TCF Financial Corp.                        4,406,250
-----------------------------------------------------------------

             FUNERAL SERVICES - 0.41%

      32,500 Equity Corporation International(a)          682,500
-----------------------------------------------------------------
     250,000 Stewart Enterprises Inc.-Class A           8,437,500
-----------------------------------------------------------------
                                                        9,120,000
-----------------------------------------------------------------

             GAMING - 0.25%

      75,000 Grand Casinos, Inc.(a)                     2,981,250
-----------------------------------------------------------------
     250,000 Players International, Inc.(a)             2,687,500
-----------------------------------------------------------------
                                                        5,668,750
-----------------------------------------------------------------

Financials


 SHARES                                                 MARKET VALUE
             HOTELS/MOTELS - 0.40%

     175,000 La Quinta Motor Inns, Inc.                $    4,506,250
---------------------------------------------------------------------
     450,000 Prime Hospitality Corp.(a)                     4,443,750
---------------------------------------------------------------------
                                                            8,950,000
---------------------------------------------------------------------

             INSURANCE (LIFE & HEALTH) - 0.32%

     100,000 American Travelers Corp.(a)                    2,237,500
---------------------------------------------------------------------
     175,000 United Companies Financial Corp.               4,943,750
---------------------------------------------------------------------
                                                            7,181,250
---------------------------------------------------------------------

             INSURANCE (MULTI-LINE PROPERTY) - 0.84%

      60,000 Allied Group, Inc.                             1,950,000
---------------------------------------------------------------------
     319,500 HCC Insurance Holdings, Inc.(a)               11,102,625
---------------------------------------------------------------------
      34,200 United Dental Care, Inc.(a)                    1,043,100
---------------------------------------------------------------------
     119,000 Vesta Insurance Group, Inc.                    4,804,625
---------------------------------------------------------------------
                                                           18,900,350
---------------------------------------------------------------------

             LEISURE & RECREATION - 1.67%

     158,800 Avid Technology, Inc.(a)                       6,947,500
---------------------------------------------------------------------
     400,000 Cannondale Corp.(a)                            6,400,000
---------------------------------------------------------------------
      50,000 Coleman Co., Inc.(a)                           1,712,500
---------------------------------------------------------------------
     287,500 Guest Supply, Inc.(a)                          5,426,562
---------------------------------------------------------------------
     300,000 Moovies, Inc.(a)                               4,912,500
---------------------------------------------------------------------
     250,000 Ride, Inc.(a)                                  6,031,250
---------------------------------------------------------------------
     200,000 West Marine, Inc.(a)                           6,100,000
---------------------------------------------------------------------
                                                           37,530,312
---------------------------------------------------------------------

             MACHINE TOOLS - 0.47%

     200,000 Acme-Cleveland Corp.                           4,375,000
---------------------------------------------------------------------
     100,000 Applied Power, Inc.-Class A                    3,037,500
---------------------------------------------------------------------
     100,000 Kennametal Inc.                                3,112,500
---------------------------------------------------------------------
                                                           10,525,000
---------------------------------------------------------------------

             MACHINERY (HEAVY) - 0.27%

      34,000 AGCO Corp.                                     1,521,500
---------------------------------------------------------------------
     285,000 Tractor Supply Co.(a)                          4,488,750
---------------------------------------------------------------------
                                                            6,010,250
---------------------------------------------------------------------

                                                                      Financials


 SHARES                                                       MARKET VALUE
             MACHINERY (MISCELLANEOUS) - 0.17%

     100,000 Kulicke & Soffa Industries, Inc.(a)             $    3,500,000
---------------------------------------------------------------------------
      37,500 TransPro, Inc.                                         412,500
---------------------------------------------------------------------------
                                                                  3,912,500
---------------------------------------------------------------------------

             MEDICAL (DRUGS) - 1.16%

     100,000 Alpharma, Inc.-Class A                               2,400,000
---------------------------------------------------------------------------
      79,500 Arbor Drugs, Inc.                                    1,470,750
---------------------------------------------------------------------------
     225,000 Cardinal Health, Inc.                               11,559,375
---------------------------------------------------------------------------
      75,000 Express Scripts, Inc.-Class A(a)                     2,850,000
---------------------------------------------------------------------------
      29,000 Gulf South Medical Supply, Inc.(a)                     601,750
---------------------------------------------------------------------------
     160,000 Watson Pharmaceuticals, Inc.(a)                      7,160,000
---------------------------------------------------------------------------
                                                                 26,041,875
---------------------------------------------------------------------------

             MEDICAL (PATIENT SERVICES) - 8.79%

     420,000 AHI Healthcare Systems, Inc.(a)                      5,880,000
---------------------------------------------------------------------------
     400,000 American Medical Response, Inc.(a)                  11,550,000
---------------------------------------------------------------------------
     400,000 Apria Healthcare Group, Inc.(a)                      8,650,000
---------------------------------------------------------------------------
     390,000 Arbor Health Care Co.(a)                             6,630,000
---------------------------------------------------------------------------
     300,000 Community Health Systems, Inc.(a)                    9,525,000
---------------------------------------------------------------------------
     145,800 Enterprise Systems, Inc.(a)                          3,408,075
---------------------------------------------------------------------------
     300,000 Genesis Health Ventures, Inc.(a)                     8,662,500
---------------------------------------------------------------------------
     350,000 Health Care and Retirement Corp.(a)                 10,281,250
---------------------------------------------------------------------------
     491,775 Health Management Associates, Inc.-Class A(a)       10,573,163
---------------------------------------------------------------------------
     250,000 Healthsource, Inc.(a)                               13,250,000
---------------------------------------------------------------------------
     525,530 HEALTHSOUTH Corp.(a)                                13,729,470
---------------------------------------------------------------------------
     200,000 Horizon Healthcare Corp.(a)                          4,050,000
---------------------------------------------------------------------------
     150,000 Integrated Health Services, Inc.                     3,431,250
---------------------------------------------------------------------------
     425,000 Lincare Holdings, Inc.(a)                           10,571,875
---------------------------------------------------------------------------
     268,600 Living Centers of America, Inc.(a)                   6,950,025
---------------------------------------------------------------------------
     250,000 Multicare Companies, Inc. (The)(a)                   4,687,500
---------------------------------------------------------------------------
      27,800 Myraid Genetics, Inc.(a)                               750,600
---------------------------------------------------------------------------
     250,000 OrNda HealthCorp(a)                                  4,406,250
---------------------------------------------------------------------------
     100,000 Oxford Health Plans, Inc.(a)                         7,825,000
---------------------------------------------------------------------------
     117,500 Pediatrix Medical Group, Inc.(a)                     2,540,938
---------------------------------------------------------------------------
     115,000 PhyCor, Inc.(a)                                      4,226,250
---------------------------------------------------------------------------

Financials


 SHARES                                                  MARKET VALUE
             Medical (Patient Services) - (continued)

     134,500 Physician Reliance Network, Inc.(a)        $    4,472,125
----------------------------------------------------------------------
     400,000 Quorum Health Group, Inc.(a)                    8,575,000
----------------------------------------------------------------------
     400,000 Rotech Medical Corp.(a)                         9,100,000
----------------------------------------------------------------------
     120,000 Sierra Health Services, Inc.(a)                 3,435,000
----------------------------------------------------------------------
     250,000 Summit Care Corp.(a)                            5,187,500
----------------------------------------------------------------------
     239,400 TheraTx Inc.(a)                                 2,693,250
----------------------------------------------------------------------
     200,000 Tokos Medical Corp.(a)                          1,850,000
----------------------------------------------------------------------
      99,500 Value Health, Inc.(a)                           2,276,062
----------------------------------------------------------------------
     300,000 Vencor, Inc.(a)                                 8,325,000
----------------------------------------------------------------------
                                                           197,493,083
----------------------------------------------------------------------

             MEDICAL INSTRUMENTS/PRODUCTS - 3.46%

     297,000 Conmed Corp.(a)                                10,395,000
----------------------------------------------------------------------
      52,300 Cordis Corp.(a)                                 5,779,150
----------------------------------------------------------------------
      18,300 De Rigo S.p.A.-ADR(a)                             377,437
----------------------------------------------------------------------
     250,000 Empi Inc.(a)                                    5,562,500
----------------------------------------------------------------------
     250,000 Haemonetics Corp.(a)                            4,718,750
----------------------------------------------------------------------
      69,800 Heart Technology, Inc.(a)                       1,989,300
----------------------------------------------------------------------
     150,000 MiniMed, Inc.(a)                                1,387,500
----------------------------------------------------------------------
     190,500 Nellcor Puritan Bennett, Inc.(a)               10,953,750
----------------------------------------------------------------------
     250,000 Omnicare Inc.                                   9,062,500
----------------------------------------------------------------------
     250,000 Patterson Dental Co.(a)                         6,250,000
----------------------------------------------------------------------
     200,000 ResMed, Inc.(a)                                 3,000,000
----------------------------------------------------------------------
     300,000 Sybron International Corp.(a)                  12,750,000
----------------------------------------------------------------------
      70,000 Target Therapeutics, Inc.(a)                    5,425,000
----------------------------------------------------------------------
                                                            77,650,887
----------------------------------------------------------------------

             OFFICE AUTOMATION - 0.70%

     200,000 Danka Business Systems PLC-ADR                  6,700,000
----------------------------------------------------------------------
     275,000 In Focus Systems, Inc.(a)                       9,040,625
----------------------------------------------------------------------
                                                            15,740,625
----------------------------------------------------------------------

                                                                      Financials


 SHARES                                               MARKET VALUE
             POLLUTION CONTROL - 0.73%

     185,000 Asyst Technologies, Inc.(a)             $    7,770,000
-------------------------------------------------------------------
      50,000 Sanifill, Inc.(a)                            1,575,000
-------------------------------------------------------------------
      70,000 United Waste Systems, Inc.(a)                2,765,000
-------------------------------------------------------------------
     206,500 USA Waste Services, Inc.(a)                  4,336,500
-------------------------------------------------------------------
                                                         16,446,500
-------------------------------------------------------------------

             PUBLISHING - 0.08%

      61,000 Media General, Inc.-Class A                  1,692,750
-------------------------------------------------------------------

             RESTAURANTS - 1.74%

     251,562 Apple South, Inc.                            5,157,020
-------------------------------------------------------------------
     350,000 Buffets, Inc.(a)                             4,375,000
-------------------------------------------------------------------
     300,000 Daka International, Inc.(a)                  9,112,500
-------------------------------------------------------------------
     700,000 Landry's Seafood Restaurants, Inc.(a)        9,450,000
-------------------------------------------------------------------
     500,000 Sonic Corp.(a)                              11,000,000
-------------------------------------------------------------------
                                                         39,094,520
-------------------------------------------------------------------

             RETAIL (FOOD & DRUG) - 0.36%

     200,000 Big B, Inc.                                  2,950,000
-------------------------------------------------------------------
     220,000 Casey's General Stores, Inc.                 5,060,000
-------------------------------------------------------------------
                                                          8,010,000
-------------------------------------------------------------------

             RETAIL (STORES) - 6.01%

     155,000 Baby Superstore, Inc.(a)                     7,323,750
-------------------------------------------------------------------
     200,000 Bed Bath & Beyond, Inc.(a)                   6,250,000
-------------------------------------------------------------------
     101,700 CDW Computer Centers, Inc.(a)                4,932,450
-------------------------------------------------------------------
      85,000 CompUSA, Inc.(a)                             3,251,250
-------------------------------------------------------------------
     199,100 Corporate Express, Inc.(a)                   5,201,488
-------------------------------------------------------------------
     300,000 Creative Computers, Inc.(a)                  8,700,000
-------------------------------------------------------------------
     200,100 Duty Free International, Inc.                2,851,425
-------------------------------------------------------------------
     208,600 Eastbay, Inc.(a)                             4,432,750
-------------------------------------------------------------------
      35,300 Gadzooks, Inc.(a)                              653,050
-------------------------------------------------------------------
     250,000 Global DirectMail Corp.(a)                   6,812,500
-------------------------------------------------------------------
     350,000 Gymboree Corp.(a)                            7,918,750
-------------------------------------------------------------------
     375,000 Hollywood Entertainment Corp.(a)            10,031,250
-------------------------------------------------------------------
     100,000 Just for Feet, Inc.(a)                       2,362,500
-------------------------------------------------------------------
     300,000 Men's Wearhouse, Inc. (The)(a)              11,700,000
-------------------------------------------------------------------

Financials


 SHARES                                                MARKET VALUE
             Retail (Stores) - (continued)

     265,800 Micro Warehouse, Inc.(a)                 $   11,828,100
--------------------------------------------------------------------
     115,000 Movie Gallery, Inc.(a)                        4,427,500
--------------------------------------------------------------------
     100,000 Oakley, Inc.(a)                               3,450,000
--------------------------------------------------------------------
     150,000 Performance Food Group Co.(a)                 3,487,500
--------------------------------------------------------------------
     285,000 Petco Animal Supplies, Inc.(a)                7,980,000
--------------------------------------------------------------------
      59,900 Proffitt's, Inc.(a)                           1,400,162
--------------------------------------------------------------------
      20,000 Regis Corp.(a)                                  455,000
--------------------------------------------------------------------
     425,000 Sports Authority, Inc. (The)(a)               9,243,750
--------------------------------------------------------------------
     300,000 Sunglass Hut International, Inc.(a)           8,175,000
--------------------------------------------------------------------
     150,000 Zale Corp.(a)                                 2,212,500
--------------------------------------------------------------------
                                                         135,080,675
--------------------------------------------------------------------

             SCIENTIFIC INSTRUMENTS - 0.40%

     100,000 Dynatech Corp.(a)                             1,500,000
--------------------------------------------------------------------
     200,000 Input/Output, Inc.(a)                         7,475,000
--------------------------------------------------------------------
                                                           8,975,000
--------------------------------------------------------------------

             SEMICONDUCTORS - 14.34%

     129,100 Advanced Technology Materials, Inc.(a)        1,403,963
--------------------------------------------------------------------
     190,000 Altera Corp.(a)                              11,495,000
--------------------------------------------------------------------
     125,000 ASM Lithography Holding N.V.(a)               6,203,125
--------------------------------------------------------------------
     300,000 Atmel Corp.(a)                                9,375,000
--------------------------------------------------------------------
     250,000 Burr-Brown Corp.(a)                           8,125,000
--------------------------------------------------------------------
     300,000 Chips and Technologies, Inc.(a)               2,625,000
--------------------------------------------------------------------
     130,000 Cirrus Logic, Inc.(a)                         5,476,250
--------------------------------------------------------------------
     500,000 Computer Products, Inc.(a)                    5,812,500
--------------------------------------------------------------------
     225,000 Credence Systems Corp.(a)                     8,409,375
--------------------------------------------------------------------
     350,000 Cypress Semiconductor Corp.(a)               12,337,500
--------------------------------------------------------------------
     265,000 Elantec Semiconductor, Inc.(a)                1,921,250
--------------------------------------------------------------------
      85,000 Electroglas, Inc.(a)                          5,971,250
--------------------------------------------------------------------
      14,900 ESS Technology, Inc.(a)                         447,000
--------------------------------------------------------------------
     250,000 Exar Corp.(a)                                 5,937,500
--------------------------------------------------------------------
     270,000 FSI International, Inc.(a)                    6,412,500
--------------------------------------------------------------------
      95,000 GaSonics International Corp.(a)               3,135,000
--------------------------------------------------------------------
     220,000 HADCO Corp.(a)                                6,160,000
--------------------------------------------------------------------

                                                                      Financials


 SHARES                                               MARKET VALUE
             Semiconductors - (continued)

     250,000 Information Storage Devices, Inc.(a)    $    5,437,500
-------------------------------------------------------------------
     600,000 Integrated Device Technology, Inc.(a)       11,400,000
-------------------------------------------------------------------
     150,000 Integrated Process Equipment Corp.(a)        5,568,750
-------------------------------------------------------------------
     175,000 International Rectifier Corp.(a)             7,896,875
-------------------------------------------------------------------
     400,000 Jabil Circuit, Inc.(a)                       6,750,000
-------------------------------------------------------------------
     275,000 KEMET Corp.(a)                               9,487,500
-------------------------------------------------------------------
     150,000 KLA Instruments Corp.(a)                     6,412,500
-------------------------------------------------------------------
     150,000 LAM Research Corp.(a)                        9,131,250
-------------------------------------------------------------------
     214,800 Lattice Semiconductor Corp.(a)               8,430,900
-------------------------------------------------------------------
     200,000 Linear Technology Corp.                      8,750,000
-------------------------------------------------------------------
     200,000 LSI Logic Corp.(a)                           9,425,000
-------------------------------------------------------------------
      81,000 Maxim Integrated Products, Inc.(a)           6,054,750
-------------------------------------------------------------------
     400,000 MEMC Electronic Materials, Inc.(a)          12,800,000
-------------------------------------------------------------------
     142,200 Merix Corp.(a)                               5,261,400
-------------------------------------------------------------------
     100,000 Novellus Systems, Inc.(a)                    6,887,500
-------------------------------------------------------------------
     350,000 Paradigm Technology, Inc.(a)                 7,700,000
-------------------------------------------------------------------
      97,500 Photronics, Inc.(a)                          2,876,250
-------------------------------------------------------------------
     125,000 Sanmina Corp.(a)                             6,750,000
-------------------------------------------------------------------
     336,400 SCI Systems, Inc.(a)                        11,816,050
-------------------------------------------------------------------
     300,000 Sierra Semiconductor Corp.(a)                5,362,500
-------------------------------------------------------------------
     200,000 Silicon Valley Group, Inc.(a)                6,475,000
-------------------------------------------------------------------
     180,200 Tencor Instruments(a)                        7,681,025
-------------------------------------------------------------------
     350,000 Tower Semiconductor Ltd.(a)                 10,587,500
-------------------------------------------------------------------
     227,200 Triquint Semiconductor, Inc.(a)              5,168,800
-------------------------------------------------------------------
     350,000 Tylan General, Inc.(a)                       5,600,000
-------------------------------------------------------------------
     203,200 Ultratech Stepper, Inc.(a)                   8,128,000
-------------------------------------------------------------------
     400,000 Vitesse Semiconductor Corp.(a)               4,700,000
-------------------------------------------------------------------
     475,000 VLSI Technology, Inc.(a)                    11,162,500
-------------------------------------------------------------------
     200,000 Zilog, Inc.(a)                               7,100,000
-------------------------------------------------------------------
                                                        322,048,763
-------------------------------------------------------------------

Financials


 SHARES                                               MARKET VALUE
             SHOES & RELATED APPAREL - 0.36%

     145,000 Maxwell Shoe Co., Inc. - Class A        $      652,500
-------------------------------------------------------------------
     250,000 Wolverine World Wide, Inc.                   7,500,000
-------------------------------------------------------------------
                                                          8,152,500
-------------------------------------------------------------------

             STEEL - 0.13%

      34,100 J & L Specialty Steel, Inc.                    558,388
-------------------------------------------------------------------
     112,500 Synalloy Corp.                               2,306,250
-------------------------------------------------------------------
                                                          2,864,638
-------------------------------------------------------------------

             TELECOMMUNICATIONS - 5.99%

     140,000 ADC Telecommunications, Inc.(a)              5,600,000
-------------------------------------------------------------------
     150,000 Allen Group, Inc.(a)                         3,675,000
-------------------------------------------------------------------
     200,000 Andrew Corp.(a)                              8,450,000
-------------------------------------------------------------------
     225,000 Aspect Telecommunications Corp.(a)           7,734,375
-------------------------------------------------------------------
     406,250 Brightpoint, Inc.(a)                         7,718,750
-------------------------------------------------------------------
      57,500 Brite Voice Systems, Inc.(a)                   955,938
-------------------------------------------------------------------
     150,000 DSC Communications Corp.(a)                  5,550,000
-------------------------------------------------------------------
     450,000 EIS International, Inc.(a)                   8,325,000
-------------------------------------------------------------------
      75,000 Glenayre Technologies, Inc.(a)               4,818,750
-------------------------------------------------------------------
     285,000 Inter-Tel, Inc.(a)                           4,239,375
-------------------------------------------------------------------
     160,000 LCI International, Inc.(a)                   2,880,000
-------------------------------------------------------------------
     150,000 Microdyne Corp.(a)                           4,162,500
-------------------------------------------------------------------
     300,000 Nera AS-ADR(a)                              10,650,000
-------------------------------------------------------------------
     170,900 Octel Communications Corp.(a)                5,831,962
-------------------------------------------------------------------
     174,300 Periphonics Corp.(a)                         4,270,350
-------------------------------------------------------------------
      75,000 Premisys Communications, Inc.(a)             6,712,500
-------------------------------------------------------------------
     150,000 StrataCom, Inc.(a)                           9,225,000
-------------------------------------------------------------------
     223,800 Tekelec(a)                                   3,245,100
-------------------------------------------------------------------
      75,200 Tel-Save Holdings, Inc.(a)                   1,043,400
-------------------------------------------------------------------
     100,000 Tellabs, Inc.(a)                             3,400,000
-------------------------------------------------------------------
     300,000 Teltrend, Inc.(a)                            8,850,000
-------------------------------------------------------------------
     175,000 TESSCO Technologies, Inc.(a)                 4,593,750
-------------------------------------------------------------------
     200,000 Transaction Network Services, Inc.(a)        4,700,000
-------------------------------------------------------------------
     200,000 U.S. Long Distance Corp.(a)                  2,575,000
-------------------------------------------------------------------
     300,000 VTEL Corp.(a)                                5,400,000
-------------------------------------------------------------------
                                                        134,606,750
-------------------------------------------------------------------

                                                                      Financials


 SHARES                                                     MARKET VALUE
                 TEXTILES - 1.27%

      100,000    Cutter & Buck, Inc.(a)                    $      650,000
--------------------------------------------------------------------------
      225,000    Nautica Enterprises, Inc.(a)                   7,706,250
--------------------------------------------------------------------------
      212,100    Quicksilver, Inc.(a)                           6,575,100
--------------------------------------------------------------------------
      125,000    St. John's Knits, Inc.                         5,984,375
--------------------------------------------------------------------------
      198,600    Tommy Hilfiger Corp.(a)                        7,571,625
--------------------------------------------------------------------------
                                                               28,487,350
--------------------------------------------------------------------------

                 TRANSPORTATION - 0.12%

       80,000    Fritz Companies, Inc.(a)                       2,800,000
--------------------------------------------------------------------------
                  Total Common Stocks                       1,968,631,064
--------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT

                 U.S. TREASURY SECURITIES - 11.32%

                 U.S. TREASURY BILLS - 11.14%(b)

 $ 68,000,000(e) 5.41%, 01/11/96                               67,297,560
--------------------------------------------------------------------------
  185,000,000(e) 5.415%, 01/18/96                             182,900,250
--------------------------------------------------------------------------
                                                              250,197,810
--------------------------------------------------------------------------

                 U.S. TREASURY NOTES - 0.18%

    4,000,000    4.625%, 02/29/96                               3,988,640
--------------------------------------------------------------------------
                  Total U.S. Treasury Securities              254,186,450
--------------------------------------------------------------------------

                 REPURCHASE AGREEMENT - 2.17%(c)

   48,714,848    Daiwa Securities America Inc., 5.90%,
                 11/01/95(d)                                   48,714,848
--------------------------------------------------------------------------
                 TOTAL INVESTMENTS - 101.16%                2,271,532,362
--------------------------------------------------------------------------
                 OTHER ASSETS LESS LIABILITIES - (1.16%)      (25,978,432)
--------------------------------------------------------------------------
                 NET ASSETS - 100.00%                      $2,245,553,930
==========================================================================

Abbreviations:
ADR - American Depository Receipts

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102 percent of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
(d) Joint repurchase agreement entered into 10/31/95 with a maturing value of $401,494,601. Collateralized by $353,853,000 U.S. Treasury obligations, 8.375% due 08/15/08.
(e) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 6.

See Notes to Financial Statements.

Financials

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1995

ASSETS:

Investments, at market value (cost $1,831,391,083)  $2,271,532,362
------------------------------------------------------------------
Foreign currencies, at market value (cost $1,871)            1,913
------------------------------------------------------------------
Receivables for:
  Investments sold                                       3,491,766
------------------------------------------------------------------
  Capital stock sold                                     7,728,042
------------------------------------------------------------------
  Dividends and interest                                   153,869
------------------------------------------------------------------
Investment for deferred compensation plan                   12,996
------------------------------------------------------------------
Other assets                                               163,005
------------------------------------------------------------------
    Total assets                                     2,283,083,953
------------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                                 27,426,798
------------------------------------------------------------------
  Capital stock reacquired                               6,342,346
------------------------------------------------------------------
  Variation margin                                       1,282,500
------------------------------------------------------------------
  Deferred compensation                                     12,996
------------------------------------------------------------------
Accrued advisory fees                                    1,190,410
------------------------------------------------------------------
Accrued administrative services fees                         5,770
------------------------------------------------------------------
Accrued distribution fees                                  738,680
------------------------------------------------------------------
Accrued directors' fees                                      1,536
------------------------------------------------------------------
Accrued transfer agent fees                                300,608
------------------------------------------------------------------
Accrued operating expenses                                 228,379
------------------------------------------------------------------
    Total liabilities                                   37,530,023
------------------------------------------------------------------
Net assets applicable to shares outstanding         $2,245,553,930
==================================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

 Authorized                                            750,000,000
------------------------------------------------------------------
 Outstanding                                            55,963,906
==================================================================
Net asset value and redemption price per share      $        40.13
==================================================================
Offering price per share:
 (Net asset value of $40.13/94.50%)                 $        42.47
==================================================================

See Notes to Financial Statements.

                                                                      Financials

STATEMENT OF OPERATIONS

For the year ended October 31, 1995

INVESTMENT INCOME:

Interest                                                       $  9,289,821
----------------------------------------------------------------------------
Dividends                                                         1,512,937
----------------------------------------------------------------------------
   Total investment income                                       10,802,758
----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                     7,763,206
----------------------------------------------------------------------------
Custodian fees                                                      142,952
----------------------------------------------------------------------------
Directors' fees                                                      13,172
----------------------------------------------------------------------------
Distribution fees                                                 3,023,937
----------------------------------------------------------------------------
Administrative services fees                                         71,528
----------------------------------------------------------------------------
Transfer agent fees                                               2,258,078
----------------------------------------------------------------------------
Other                                                               637,102
----------------------------------------------------------------------------
   Total expenses                                                13,909,975
----------------------------------------------------------------------------
Less fees waived by advisor                                        (788,943)
----------------------------------------------------------------------------
   Net expenses                                                  13,121,032
----------------------------------------------------------------------------
Net investment income (loss)                                     (2,318,274)
----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES,
 FUTURES CONTRACTS AND FOREIGN CURRENCIES:

Net realized gain (loss) on sales of:
  Investment securities                                          49,680,708
----------------------------------------------------------------------------
  Futures contracts                                               2,612,770
----------------------------------------------------------------------------
  Foreign currencies                                                 (3,040)
----------------------------------------------------------------------------
                                                                 52,290,438
----------------------------------------------------------------------------

Unrealized appreciation of:

  Investment securities                                         307,131,729
----------------------------------------------------------------------------
  Futures contracts                                               7,624,500
----------------------------------------------------------------------------
  Foreign currencies                                                     42
----------------------------------------------------------------------------
                                                                314,756,271
----------------------------------------------------------------------------
Net gain on investment securities, futures contracts and for-
 eign currencies                                                367,046,709
----------------------------------------------------------------------------
Net increase in net assets resulting from operations           $364,728,435
============================================================================

See Notes to Financial Statements.

Financials

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1995 and 1994


                                                       1995           1994
OPERATIONS:

  Net investment income (loss)                    $   (2,318,274) $ (1,178,968)
-------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment
   securities, futures contracts and foreign
   currencies                                         52,290,438    (2,796,834)
-------------------------------------------------------------------------------
  Net unrealized appreciation of investment
   securities, futures contracts and foreign
   currencies                                        314,756,271    95,272,310
-------------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                       364,728,435    91,296,508
-------------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains on investment securities                               --       (25,209)
-------------------------------------------------------------------------------
Net increase from capital stock transactions       1,193,587,768   378,710,145
-------------------------------------------------------------------------------
   Net increase in net assets                      1,558,316,203   469,981,444
-------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                687,237,727   217,256,283
-------------------------------------------------------------------------------
  End of period                                   $2,245,553,930  $687,237,727
===============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)      $1,748,790,238  $557,508,624
-------------------------------------------------------------------------------
  Undistributed net investment income (loss)             (16,714)           --
-------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on sales
   of investment securities and foreign
   currencies                                         49,014,585    (3,280,447)
-------------------------------------------------------------------------------
  Unrealized appreciation of investment
   securities and foreign currencies                 447,765,821   133,009,550
-------------------------------------------------------------------------------
                                                  $2,245,553,930  $687,237,727
===============================================================================

See Notes to Financial Statements.

                                                                      Financials

NOTES TO FINANCIAL STATEMENTS

October 31, 1995

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM Aggressive Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four diversified portfolios: AIM Aggressive Growth Fund, AIM Weingarten Fund, AIM Charter Fund and AIM Constellation Fund. The Fund has temporarily discontinued public sales of its shares to new investors. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- A security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1995, $4,594 was reclassified from undistributed net realized gains to undistributed net investment income (loss) as a result of differing book/tax treatments of foreign currency transactions. In addition, $2,306,154 was reclassified from net investment income (loss) to paid-in capital as a result of a net operating tax loss. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts -- The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in the value of contracts may not correlate with changes in the value of the securities being hedged.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
F. Foreign Currency Contracts -- A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.

Financials

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. This agreement requires AIM to reduce its fees or, if necessary, make payments to the Fund to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale. During the year ended October 31, 1995, AIM waived fees of $788,943. The master investment advisory agreement was amended on November 14, 1994 with respect to the Fund. The amendment to the master investment advisory agreement was approved by the Fund's shareholders at a special meeting held on November 14, 1994. Of the 12,005,913 shares voted at the meeting, 8,253,959 shares voted for the amendment, 3,243,846 voted against the amendment, and 508,108 shares abstained. Under the previous terms, the Fund paid an advisory fee to AIM at the annual rate of 0.60% of the first $200 million of the Fund's average daily net assets, plus 0.50% of the Fund's average daily net assets in excess of $200 million to and including $500 million, plus 0.40% of the Fund's average daily net assets in excess of $500 million to and including $1 billion, plus 0.30% of the Fund's average daily net assets in excess of $1 billion.
   The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1995, AIM was reimbursed $71,528 for such services.
   The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Fund. During the year ended October 31, 1995, AFS was paid $1,198,145 for such services.
   The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Company has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), whereby the Fund pays AIM Distributors an annual rate of 0.25% of the Fund's average daily net assets as compensation for services related to the sales and distribution of the Fund's shares. The Plan provides that payments to dealers and financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions, may be characterized as a service fee. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Fund's shares. During the year ended October 31, 1995, the Fund paid AIM Distributors $3,023,937 as compensation under the Plan.
   AIM Distributors received commissions of $8,232,597 from sales of shares of the Fund's capital stock during the year ended October 31, 1995. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of capital stock. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
   During the year ended October 31, 1995, the Fund paid legal fees of $4,657 for services rendered by Kramer, Levin, Naftalis, Nessen, Kamin & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3 - AFFILIATED COMPANY TRANSACTIONS

Affiliated issuers, as defined in the 1940 Act, are issuers in which the Fund held 5% or more of the outstanding voting securities. A summary of transactions for each issuer who is or was an affiliate at or during the year ended October 31, 1995, were as follows:


                          SHARE BALANCE                     REALIZED          SHARE BALANCE MARKET VALUE
                           OCTOBER 31,  PURCHASES   SALES     GAIN   DIVIDEND  OCTOBER 31,  OCTOBER 31,
NAME OF ISSUER:               1994         COST      COST    (LOSS)   INCOME      1995          1995
Arbor Health Care Co.          -0-      $7,817,338 $191,250 $(6,250)   -0-       390,000     $6,630,000
--------------------------------------------------------------------------------------------------------
Brightpoint Inc.               -0-       6,938,635      -0-      -0-   -0-       406,250      7,718,750
--------------------------------------------------------------------------------------------------------
Cannondale Corp.               -0-       6,794,126      -0-      -0-   -0-       400,000      6,400,000
--------------------------------------------------------------------------------------------------------
Daka International, Inc.       -0-       8,952,002      -0-      -0-   -0-       300,000      9,112,500
--------------------------------------------------------------------------------------------------------
General Acceptance Corp.       -0-       3,547,890      -0-      -0-   -0-       153,800      4,075,700
--------------------------------------------------------------------------------------------------------
General Scanning, Inc.         -0-       2,932,596      -0-      -0-   -0-       224,700      2,696,400
--------------------------------------------------------------------------------------------------------
Paradigm Technology,
 Inc.                          -0-      10,111,543      -0-      -0-   -0-       350,000      7,700,000
--------------------------------------------------------------------------------------------------------
Softdesk, Inc.               175,000     2,417,125      -0-      -0-   -0-       290,000      6,742,500
--------------------------------------------------------------------------------------------------------
Tylan General, Inc.            -0-       3,553,875      -0-      -0-   -0-       350,000      5,600,000
========================================================================================================

                                                                      Financials

NOTE 4 - BANK BORROWINGS

The Fund has a $14,900,000 committed line of credit with a financial institution syndicate with Chemical Bank of New York as the administrative agent. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the period July 20, 1995 (effective date of Credit Agreement) through October 31, 1995, the Fund did not borrow under the line of credit agreement. The Fund is charged a commitment fee, payable quarterly, at the rate of 1/10 of 1% per annum on the unused balance of the Fund's commitment.

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1995 was $1,518,659,088 and $556,317,049, respectively.
   The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1995, on a tax basis, is as follows:

Aggregate unrealized appreciation of investment securities    $485,803,064
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (45,844,209)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $439,958,855
===========================================================================

   Cost of investments for tax purposes is $1,831,573,507.

NOTE 6 - FUTURES CONTRACTS

On October 31, 1995, $10,003,000 U.S. Treasury bills were pledged as collateral to cover margin requirements for futures contracts.
 Futures contracts outstanding at October 31, 1995:
  (Contracts - $500 times index/delivery month/commitment)


                                      UNREALIZED
                                     APPRECIATION
                                     ------------
S&P 500 Index 900 contracts/Dec/buy   $7,624,500
=================================================

NOTE 7 - DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 8 - CAPITAL STOCK

Changes in the Fund's capital stock outstanding during the years ended October 31, 1995 and 1994 were as follows:


                                   1995                        1994
                        ---------------------------  --------------------------
                          SHARES         AMOUNT        SHARES        AMOUNT
                        -----------  --------------  -----------  -------------
Sold                     53,971,580  $1,912,251,434   37,245,080  $ 938,440,033
--------------------------------------------------------------------------------
Issued as reinvestment
 of dividends                    --              --          759         16,782
--------------------------------------------------------------------------------
Reacquired              (22,228,120)   (718,663,666) (22,135,293)  (559,746,670)
--------------------------------------------------------------------------------
                         31,743,460  $1,193,587,768   15,110,546  $ 378,710,145
================================================================================

Financials

NOTE 9 - FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a share of the Fund outstanding during each of the years in the two-year period ended October 31, 1995, the ten month period ended October 31, 1993 and each of the years in the seven-year period ended December 31, 1992.


                                     OCTOBER 31,
                          -----------------------------------
                             1995           1994       1993
                          ----------      --------   --------
Net asset value,
 beginning of period      $    28.37      $  23.85   $  18.52
-----------------------   ----------      --------   --------
Income from investment
 operations:
Net investment income
 (loss)                        (0.04)        (0.05)     (0.02)
-----------------------   ----------      --------   --------
Net gains (losses) on
 securities
(both realized and
  unrealized)                  11.80          4.57       5.35
-----------------------   ----------      --------   --------
  Total from investment
  operations                   11.76          4.52       5.33
-----------------------   ----------      --------   --------
Less distributions:
 Dividends from net
 investment income                --            --         --
-----------------------   ----------      --------   --------
 Distributions from
 capital gains                    --            --         --
-----------------------   ----------      --------   --------
  Total distributions             --            --         --
-----------------------   ----------      --------   --------
Net asset value, end of
 period                   $    40.13      $  28.37   $  23.85
=======================   ==========      ========   ========
Total return(b)                41.45%        18.96%     28.78%
=======================   ==========      ========   ========
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)    $2,245,554      $687,238   $217,256
=======================   ==========      ========   ========
Ratio of expenses to
 average net assets(c)          1.08%(e)      1.07%      1.00%(f)
=======================   ==========      ========   ========
Ratio of net investment
income (loss) to
 average net assets(d)         (0.19)%(e)    (0.26)%    (0.24)%(f)
=======================   ==========      ========   ========
Portfolio turnover rate           52%           75%        61%
=======================   ==========      ========   ========


                                                  DECEMBER 31,
                          -----------------------------------------------------------------
                          1992(a)    1991      1990     1989     1988     1987      1986
                          --------- --------- -------- -------- -------- --------- --------

Net asset value,
 beginning of period      $ 16.06   $ 11.85   $13.30   $ 11.07  $  9.86  $ 12.10   $ 12.61
------------------------- --------- --------- -------- -------- -------- --------- --------
Income from investment
 operations:
Net investment income
 (loss)                     (0.03)    (0.04)    0.08      0.03     0.05       --      0.01
------------------------- --------- --------- -------- -------- -------- --------- --------
Net gains (losses) on
 securities
(both realized and
  unrealized)                3.41      7.29    (0.95)     2.28     1.21    (1.38)     0.05
------------------------- --------- --------- -------- -------- -------- --------- --------
  Total from investment
  operations                 3.38      7.25    (0.87)     2.31     1.26    (1.38)     0.06
------------------------- --------- --------- -------- -------- -------- --------- --------
Less distributions:
 Dividends from net
 investment income             --        --    (0.09)    (0.03)   (0.05)      --     (0.08)
------------------------- --------- --------- -------- -------- -------- --------- --------
 Distributions from
 capital gains              (0.92)    (3.04)   (0.49)    (0.05)      --    (0.86)    (0.49)
------------------------- --------- --------- -------- -------- -------- --------- --------
  Total distributions       (0.92)    (3.04)   (0.58)    (0.08)   (0.05)   (0.86)    (0.57)
------------------------- --------- --------- -------- -------- -------- --------- --------
Net asset value, end of
 period                   $ 18.52   $ 16.06   $11.85   $ 13.30  $ 11.07  $  9.86   $ 12.10
========================= ========= ========= ======== ======== ======== ========= ========
Total return(b)             21.34%    63.90%   (6.50)%   20.89%   12.77%  (11.52)%    0.37%
========================= ========= ========= ======== ======== ======== ========= ========
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)    $38,238   $16,218   $9,234   $11,712  $12,793  $13,991   $18,547
========================= ========= ========= ======== ======== ======== ========= ========
Ratio of expenses to
 average net assets(c)       1.25%     1.25%    1.25%     1.25%    1.22%    1.20%     1.19%
========================= ========= ========= ======== ======== ======== ========= ========
Ratio of net investment
income (loss) to
 average net assets(d)      (0.59)%   (0.31)%   0.62%     0.24%    0.38%    0.01%     0.11%
========================= ========= ========= ======== ======== ======== ========= ========
Portfolio turnover rate       164%      165%     137%       69%      56%     118%      106%
========================= ========= ========= ======== ======== ======== ========= ========

(a) The Fund changed investment advisors on June 30, 1992.
(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.
(c) Ratios of expenses to average net assets prior to reduction of advisory fees and expense reimbursements were 1.15%, 1.09%, 1.17% (annualized), 1.65%, 1.83%, 1.99%, 1.80%, 1.56%, 1.29% and 1.32% for 1995-86,
    respectively.
(d) Ratios of net investment income (loss) to average net assets prior to reduction of advisory fees and expense reimbursements were (0.26)%, (0.28)%, (0.41)% (annualized), (0.99)%, (0.89)%, (0.11)%, (0.31)%, 0.04%,
    (0.08)% and (0.02)%, for 1995-86, respectively.
(e) Ratios are based on average net assets of $1,209,574,872.
(f) Annualized.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
AIM Constellation Fund:

We have audited the accompanying statement of assets and liabilities of the AIM Constellation Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the seven-year period then ended, the ten months ended October 31, 1988, and the year ended December 31, 1987. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Constellation Fund as of October 31, 1995, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the seven-year period then ended, the ten months ended October 31, 1988, and the year ended December 31, 1987, in conformity with generally accepted accounting principles.


                               KPMG Peat Marwick LLP

Houston, Texas
December 8, 1995

                                                                      Financials
SCHEDULE OF INVESTMENTS

October 31, 1995


 SHARES                                                MARKET VALUE
             DOMESTIC COMMON STOCKS-87.10%

             ADVERTISING/BROADCASTING-0.35%

     228,200 Belo (A.H.) Corp.                        $    7,901,425
--------------------------------------------------------------------
     525,000 Infinity Broadcasting Corp.-Class A(a)       17,062,500
--------------------------------------------------------------------
                                                          24,963,925
--------------------------------------------------------------------

             AUTOMOBILE/TRUCKS PARTS & TIRES-0.37%

     400,000 Echlin Inc.                                  14,300,000
--------------------------------------------------------------------
     625,000 Mark IV Industries, Inc.                     12,187,500
--------------------------------------------------------------------
                                                          26,487,500
--------------------------------------------------------------------

             BEVERAGES-0.50%

     750,000 Canandaigua Wine Co., Inc.-Class A(a)        36,000,000
--------------------------------------------------------------------

             BIOTECHNOLOGY-0.13%

     102,400 Chiron Corp.(a)                               9,318,400
--------------------------------------------------------------------

             BUILDING MATERIALS-0.11%

     241,500 Black & Decker Corp.                          8,180,812
--------------------------------------------------------------------

             BUSINESS SERVICES-1.73%

     194,800 Equifax, Inc.                                 7,597,200
--------------------------------------------------------------------
     806,500 Healthcare COMPARE Corp.(a)                  29,840,500
--------------------------------------------------------------------
     100,000 Interim Services Inc.(a)                      2,975,000
--------------------------------------------------------------------
   1,300,000 Manpower Inc.                                35,262,500
--------------------------------------------------------------------
     700,000 Olsten Corp.                                 26,950,000
--------------------------------------------------------------------
     900,691 Value Health, Inc.(a)                        20,603,307
--------------------------------------------------------------------
                                                         123,228,507
--------------------------------------------------------------------

             CHEMICALS (SPECIALTY)-0.35%

     928,700 Airgas Inc.(a)                               24,726,637
--------------------------------------------------------------------

             COMPUTER MINI/PCS-2.95%

   1,050,000 COMPAQ Computer Corp.(a)                     58,537,500
--------------------------------------------------------------------
   2,000,000 Dell Computer Corp.(a)                       93,250,000
--------------------------------------------------------------------
     750,000 Sun Microsystems, Inc.(a)                    58,500,000
--------------------------------------------------------------------
                                                         210,287,500
--------------------------------------------------------------------

             COMPUTER NETWORKING-5.77%

     500,000 ALANTEC Corp.(a)                             17,875,000
--------------------------------------------------------------------
     200,000 Ascend Communications, Inc.(a)               13,000,000
--------------------------------------------------------------------

Financials


 SHARES                                                 MARKET VALUE
             Computer Networking-(continued)

   1,000,000 Bay Networks, Inc.(a)                     $   66,250,000
---------------------------------------------------------------------
     550,000 Cabletron Systems, Inc.(a)                    43,243,750
---------------------------------------------------------------------
     900,000 Cheyenne Software, Inc.(a)                    18,787,500
---------------------------------------------------------------------
     500,000 CIDCO, Inc.(a)                                14,812,500
---------------------------------------------------------------------
   1,200,000 Cisco Systems, Inc.(a)                        93,000,000
---------------------------------------------------------------------
     812,800 FORE Systems, Inc.(a)                         43,078,400
---------------------------------------------------------------------
     500,000 Network Equipment Technologies, Inc.(a)       16,312,500
---------------------------------------------------------------------
     336,800 Optical Data Systems, Inc.(a)                 10,061,900
---------------------------------------------------------------------
   1,600,000 3Com Corp.(a)                                 75,200,000
---------------------------------------------------------------------
                                                          411,621,550
---------------------------------------------------------------------

             COMPUTER PERIPHERALS-4.77%

     800,000 Adaptec Inc.(a)                               35,600,000
---------------------------------------------------------------------
   1,125,000 Alliance Semiconductor Corp.(a)               34,593,750
---------------------------------------------------------------------
     615,500 Cerner, Inc.(a)                               16,310,750
---------------------------------------------------------------------
     600,000 Digi International, Inc.(a)                   16,050,000
---------------------------------------------------------------------
     200,000 Filenet Corp.(a)                               9,075,000
---------------------------------------------------------------------
     257,200 Komag, Inc.(a)                                14,660,400
---------------------------------------------------------------------
     800,000 Microchip Technology, Inc.(a)                 31,750,000
---------------------------------------------------------------------
     400,000 Oak Technology, Inc.(a)                       21,900,000
---------------------------------------------------------------------
   1,604,600 Oracle Systems Corp.(a)                       70,000,675
---------------------------------------------------------------------
     500,000 Read-Rite Corp.(a)                            17,437,500
---------------------------------------------------------------------
     600,000 Seagate Technology Inc.(a)                    26,850,000
---------------------------------------------------------------------
     500,000 U.S. Robotics Corp.(a)                        46,250,000
---------------------------------------------------------------------
                                                          340,478,075
---------------------------------------------------------------------

             COMPUTER SOFTWARE/SERVICES-10.80%

   1,025,000 Acclaim Entertainment, Inc.(a)                24,215,625
---------------------------------------------------------------------
     505,900 Adobe Systems, Inc.                           28,836,300
---------------------------------------------------------------------
   1,000,000 BMC Software, Inc.(a)                         35,625,000
---------------------------------------------------------------------
     500,000 Broderbund Software, Inc.(a)                  34,687,500
---------------------------------------------------------------------
   1,125,000 Cadence Design Systems, Inc.(a)               36,281,250
---------------------------------------------------------------------
     879,300 Ceridian Corp.(a)                             38,249,550
---------------------------------------------------------------------
   1,500,000 Computer Associates International, Inc.       82,500,000
---------------------------------------------------------------------
   2,000,000 Computervision Corp.(a)                       23,500,000
---------------------------------------------------------------------
     550,000 Electronic Arts, Inc.(a)                      20,143,750
---------------------------------------------------------------------
     418,000 Fiserv, Inc.(a)                               10,763,500
---------------------------------------------------------------------
     741,200 FTP Software, Inc.(a)                         20,012,400
---------------------------------------------------------------------

                                                                      Financials


 SHARES                                                   MARKET VALUE
             Computer Software/Services-(continued)

     600,000 HBO & Co.                                   $   42,450,000
-----------------------------------------------------------------------
     200,000 Hyperion Software Corp.(a)                       9,850,000
-----------------------------------------------------------------------
   1,200,000 Informix Corp.(a)                               34,950,000
-----------------------------------------------------------------------
     300,000 Microsoft Corp.(a)                              30,000,000
-----------------------------------------------------------------------
     642,900 Network General Corp.(a)                        26,680,350
-----------------------------------------------------------------------
     700,000 PairGain Technologies, Inc.(a)                  29,925,000
-----------------------------------------------------------------------
     800,000 Parametric Technology Corp.(a)                  53,500,000
-----------------------------------------------------------------------
     300,000 Platinum Technology, Inc.(a)                     5,475,000
-----------------------------------------------------------------------
     600,000 Policy Management Systems Corp.(a)              28,275,000
-----------------------------------------------------------------------
     500,000 Rational Software Corp.(a)                       7,812,500
-----------------------------------------------------------------------
     737,300 SoftKey International Inc.(a)                   23,224,950
-----------------------------------------------------------------------
     500,000 Sterling Software, Inc.(a)                      23,062,500
-----------------------------------------------------------------------
     600,000 Sybase, Inc.(a)                                 23,550,000
-----------------------------------------------------------------------
   1,000,000 Symantec Corp.(a)                               24,312,500
-----------------------------------------------------------------------
   1,415,700 Synopsys, Inc.(a)                               53,088,750
-----------------------------------------------------------------------
                                                            770,971,425
-----------------------------------------------------------------------

             CONGLOMERATES-0.18%

     205,991 Tyco International Ltd.                         12,513,953
-----------------------------------------------------------------------

             CONSUMER NON-DURABLES-0.16%

     252,000 Department 56, Inc.(a)                          11,434,500
-----------------------------------------------------------------------

             COSMETICS & TOILETRIES-0.47%

   1,360,000 General Nutrition, Inc.(a)                      33,830,000
-----------------------------------------------------------------------

             ELECTRONIC COMPONENTS/MISCELLANEOUS-2.46%

     200,000 Ametek, Inc.                                     3,525,000
-----------------------------------------------------------------------
     600,000 Amphenol Corp.(a)                               12,975,000
-----------------------------------------------------------------------
     146,200 AVX Corp.                                        4,550,475
-----------------------------------------------------------------------
     300,000 Methode Electronics, Inc.                        6,900,000
-----------------------------------------------------------------------
     156,250 Molex, Inc.                                      5,156,250
-----------------------------------------------------------------------
     234,375 Molex, Inc.-Class A                              7,207,031
-----------------------------------------------------------------------
     187,500 Parker-Hannifin Corp.                            6,328,125
-----------------------------------------------------------------------
     300,000 Recoton Corp.(a)                                 6,675,000
-----------------------------------------------------------------------
     750,000 Symbol Technologies, Inc.(a)                    26,156,250
-----------------------------------------------------------------------
     400,000 Tektronix, Inc.                                 23,700,000
-----------------------------------------------------------------------
   2,177,800 Teradyne, Inc.(a)                               72,684,075
-----------------------------------------------------------------------
                                                            175,857,206
-----------------------------------------------------------------------

Financials


 SHARES                                                MARKET VALUE
             ELECTRONIC/PC DISTRIBUTORS-0.89%

     650,000 Arrow Electronics, Inc.(a)               $   32,987,500
--------------------------------------------------------------------
     600,000 Avnet, Inc.                                  30,225,000
--------------------------------------------------------------------
                                                          63,212,500
--------------------------------------------------------------------

             FINANCE (CONSUMER CREDIT)-3.83%

     500,000 ADVANTA Corp.-Class A                        19,375,000
--------------------------------------------------------------------
     500,000 ADVANTA Corp.-Class B                        17,875,000
--------------------------------------------------------------------
   1,100,000 Credit Acceptance Corp.(a)                   25,850,000
--------------------------------------------------------------------
     650,000 First USA, Inc.                              29,900,000
--------------------------------------------------------------------
   1,300,000 Green Tree Financial Corp.                   34,612,500
--------------------------------------------------------------------
   1,600,000 MBNA Corp.                                   59,000,000
--------------------------------------------------------------------
   1,220,800 Medaphis Corp.(a)                            38,760,400
--------------------------------------------------------------------
   2,500,000 Mercury Finance Co.                          48,125,000
--------------------------------------------------------------------
                                                         273,497,900
--------------------------------------------------------------------

             FUNERAL SERVICES-1.46%

     814,100 Loewen Group, Inc.                           32,602,181
--------------------------------------------------------------------
   1,366,400 Service Corp. International                  54,826,800
--------------------------------------------------------------------
     500,000 Stewart Enterprises, Inc.-Class A            16,875,000
--------------------------------------------------------------------
                                                         104,303,981
--------------------------------------------------------------------

             GAMING-0.69%

   1,000,000 Mirage Resorts, Inc.(a)                      32,750,000
--------------------------------------------------------------------
     750,000 Players International, Inc.(a)                8,062,500
--------------------------------------------------------------------
     476,200 Trump Hotels & Casino Resorts, Inc.(a)        8,095,400
--------------------------------------------------------------------
                                                          48,907,900
--------------------------------------------------------------------

             HOME BUILDING-0.34%

     750,000 Clayton Homes, Inc.                          19,687,500
--------------------------------------------------------------------
     125,000 Oakwood Homes Corp.                           4,687,500
--------------------------------------------------------------------
                                                          24,375,000
--------------------------------------------------------------------

             HOTELS/MOTELS-0.88%

     145,900 Doubletree Corp.(a)                           3,209,800
--------------------------------------------------------------------
     600,000 Hospitality Franchise Systems, Inc.(a)       36,750,000
--------------------------------------------------------------------
     750,000 La Quinta Inns, Inc.                         19,312,500
--------------------------------------------------------------------
     162,500 Promus Companies Inc.(a)                      3,575,000
--------------------------------------------------------------------
                                                          62,847,300
--------------------------------------------------------------------

                                                                      Financials


 SHARES                                              MARKET VALUE
             INSURANCE (LIFE & HEALTH)-0.07%

     150,000 Equitable of Iowa Companies            $    5,250,000
------------------------------------------------------------------

             LEISURE & RECREATION-0.46%

     429,300 Avid Technology, Inc.(a)                   18,781,875
------------------------------------------------------------------
     500,000 Mattel, Inc.                               14,375,000
------------------------------------------------------------------
                                                        33,156,875
------------------------------------------------------------------

             MACHINE TOOLS-0.17%

     400,000 Kennametal Inc.                            12,450,000
------------------------------------------------------------------

             MACHINERY (HEAVY)-0.08%

     131,000 AGCO Corp.                                  5,862,250
------------------------------------------------------------------

             MACHINERY (MISCELLANEOUS)-0.39%

     600,000 Thermo Electron Corp.(a)                   27,600,000
------------------------------------------------------------------

             MEDICAL (DRUGS)-1.28%

   1,000,000 Cardinal Health, Inc.                      51,375,000
------------------------------------------------------------------
     125,800 Forest Laboratories, Inc.(a)                5,204,975
------------------------------------------------------------------
   1,000,000 Mylan Laboratories, Inc.                   19,000,000
------------------------------------------------------------------
     350,000 Watson Pharmaceuticals, Inc.(a)            15,662,500
------------------------------------------------------------------
                                                        91,242,475
------------------------------------------------------------------

             MEDICAL (INSTRUMENTS/PRODUCTS)-3.00%

   1,000,000 Biomet, Inc.(a)                            16,625,000
------------------------------------------------------------------
     910,400 Boston Scientific Corp.(a)                 38,350,600
------------------------------------------------------------------
     300,000 Cordis Corp.(a)                            33,150,000
------------------------------------------------------------------
     154,300 Heart Technology, Inc.(a)                   4,397,550
------------------------------------------------------------------
     500,800 Idexx Laboratories, Inc.(a)                20,407,600
------------------------------------------------------------------
     689,000 Invacare Corp.                             17,397,250
------------------------------------------------------------------
     400,000 Medtronic Inc.                             23,100,000
------------------------------------------------------------------
     500,000 Nellcor, Inc.(a)                           28,750,000
------------------------------------------------------------------
     515,800 St. Jude Medical Inc.(a)                   27,466,350
------------------------------------------------------------------
     100,000 Stryker Corp.                               4,512,500
------------------------------------------------------------------
                                                       214,156,850
------------------------------------------------------------------

             MEDICAL (PATIENT SERVICES)-10.04%

     400,000 American Medical Response, Inc.(a)         11,550,000
------------------------------------------------------------------
   1,750,000 Apria Healthcare Group, Inc.(a)            37,843,750
------------------------------------------------------------------
   1,128,000 Columbia/HCA Healthcare Corp.              55,413,000
------------------------------------------------------------------
     900,000 Community Health Systems, Inc.(a)          28,575,000
------------------------------------------------------------------

Financials


 SHARES                                                       MARKET VALUE
             Medical (Patient Services)-(continued)

     500,000 Foundation Health Corp.(a)                      $   21,187,500
---------------------------------------------------------------------------
     700,000 Genesis Health Ventures, Inc.(a)                    20,212,500
---------------------------------------------------------------------------
   1,500,000 Health Care and Retirement Corp.(a)                 44,062,500
---------------------------------------------------------------------------
   1,792,125 Health Management Associates, Inc.-Class A(a)       38,530,688
---------------------------------------------------------------------------
     732,600 Healthsource, Inc.(a)                               38,827,800
---------------------------------------------------------------------------
   2,500,000 Healthsouth Corp.(a)                                65,312,500
---------------------------------------------------------------------------
   1,250,000 Horizon Healthcare Corp.(a)                         25,312,500
---------------------------------------------------------------------------
   1,000,000 Integrated Health Services, Inc.(a)                 22,875,000
---------------------------------------------------------------------------
   1,300,000 Lincare Holdings Inc.(a)                            32,337,500
---------------------------------------------------------------------------
     600,000 Living Centers of America, Inc.(a)                  15,525,000
---------------------------------------------------------------------------
   1,250,000 Manor Care, Inc.                                    40,937,500
---------------------------------------------------------------------------
     600,000 Omnicare Inc.                                       21,750,000
---------------------------------------------------------------------------
   1,250,000 OrNda HealthCorp(a)                                 22,031,250
---------------------------------------------------------------------------
     600,000 Oxford Health Plans, Inc.(a)                        46,950,000
---------------------------------------------------------------------------
     150,000 Pacificare Health Systems, Inc.-Class A(a)          10,575,000
---------------------------------------------------------------------------
     150,000 Pacificare Health Systems, Inc.-Class B(a)          10,912,500
---------------------------------------------------------------------------
     350,000 PhyCor, Inc.(a)                                     12,862,500
---------------------------------------------------------------------------
     600,000 Quorum Health Group Inc.(a)                         12,862,500
---------------------------------------------------------------------------
     900,000 Sybron International Corp.                          38,250,000
---------------------------------------------------------------------------
     434,000 Theratx Inc.(a)                                      4,882,500
---------------------------------------------------------------------------
   1,350,000 Vencor, Inc.(a)                                     37,462,500
---------------------------------------------------------------------------
                                                                717,041,488
---------------------------------------------------------------------------

             OFFICE PRODUCTS-0.45%

     300,000 Avery Dennison Corp.                                13,425,000
---------------------------------------------------------------------------
     517,100 Reynolds & Reynolds Co.-Class A                     18,421,688
---------------------------------------------------------------------------
                                                                 31,846,688
---------------------------------------------------------------------------

             OIL EQUIPMENT & SUPPLIES-0.09%

     400,000 Smith International, Inc.(a)                         6,400,000
---------------------------------------------------------------------------

             PAPER & FOREST PRODUCTS-0.19%

     250,000 Champion International Corp.                        13,375,000
---------------------------------------------------------------------------

             POLLUTION CONTROL-0.33%

     225,000 Asyst Technologies, Inc.(a)                          9,450,000
---------------------------------------------------------------------------
     658,000 USA Waste Services, Inc.(a)                         13,818,000
---------------------------------------------------------------------------
                                                                 23,268,000
---------------------------------------------------------------------------

             PUBLISHING-0.10%

     187,900 Harcourt General, Inc.                               7,445,538
---------------------------------------------------------------------------

                                                                      Financials

 SHARES                                                 MARKET VALUE
             RESTAURANTS-0.74%

     312,100 Applebee's International, Inc.            $    8,777,813
---------------------------------------------------------------------
     850,000 Cracker Barrel Old Country Store, Inc.        14,450,000
---------------------------------------------------------------------
     400,000 Morrison Restaurants Inc.                      6,250,000
---------------------------------------------------------------------
     750,000 Outback Steakhouse, Inc.(a)                   23,531,250
---------------------------------------------------------------------
                                                           53,009,063
---------------------------------------------------------------------

             RETAIL (FOOD & DRUG)-1.46%

     300,000 Casey's General Stores, Inc.                   6,900,000
---------------------------------------------------------------------
     652,500 Eckerd Corp.(a)                               25,855,313
---------------------------------------------------------------------
   1,000,000 Kroger Co.(a)                                 33,375,000
---------------------------------------------------------------------
     800,000 Safeway, Inc.(a)                              37,800,000
---------------------------------------------------------------------
                                                          103,930,313
---------------------------------------------------------------------

             RETAIL (STORES)-7.35%

     696,500 AutoZone, Inc.(a)                             17,238,375
---------------------------------------------------------------------
     410,100 Baby Superstore, Inc.(a)                      19,377,225
---------------------------------------------------------------------
   1,000,000 Bed Bath & Beyond, Inc.(a)                    31,250,000
---------------------------------------------------------------------
      18,900 CDW Computer Centers, Inc.(a)                    916,650
---------------------------------------------------------------------
     625,000 Circuit City Stores, Inc.                     20,859,375
---------------------------------------------------------------------
   1,000,000 Consolidated Stores Corp.(a)                  23,125,000
---------------------------------------------------------------------
     572,200 Corporate Express, Inc.(a)                    14,948,725
---------------------------------------------------------------------
   1,399,975 Dollar General Corp.                          34,299,387
---------------------------------------------------------------------
     500,000 Gap, Inc.                                     19,687,500
---------------------------------------------------------------------
     900,000 Gymboree Corp.(a)                             20,362,500
---------------------------------------------------------------------
     800,200 Heilig-Meyers Co.                             14,703,675
---------------------------------------------------------------------
     558,000 Kohl's Corp.(a)                               25,319,250
---------------------------------------------------------------------
     400,000 MacFrugals Bargains Close-Outs, Inc.(a)        4,750,000
---------------------------------------------------------------------
     600,100 Men's Wearhouse, Inc. (The)(a)                23,403,900
---------------------------------------------------------------------
     837,900 Micro Warehouse Inc.(a)                       37,286,550
---------------------------------------------------------------------
   1,006,450 Office Depot, Inc.(a)                         28,809,630
---------------------------------------------------------------------
     150,000 Petco Animal Supplies, Inc.(a)                 4,200,000
---------------------------------------------------------------------
     153,900 PetSmart, Inc.(a)                              5,155,650
---------------------------------------------------------------------
   1,000,000 Sports Authority, Inc. (The)(a)               21,750,000
---------------------------------------------------------------------
   1,850,000 Staples Inc.(a)                               49,256,250
---------------------------------------------------------------------
     750,000 Sunglass Hut International, Inc.(a)           20,437,500
---------------------------------------------------------------------
     800,000 Talbots, Inc.                                 19,400,000
---------------------------------------------------------------------
     255,700 Tandy Corp.                                   12,625,188
---------------------------------------------------------------------
   1,246,300 Viking Office Products, Inc.(a)               55,460,350
---------------------------------------------------------------------
                                                          524,622,680
---------------------------------------------------------------------

Financials


 SHARES                                            MARKET VALUE
             SCIENTIFIC INSTRUMENTS-0.82%

     780,000 Millipore Corp.                      $   27,592,500
----------------------------------------------------------------
     600,000 Varian Associates, Inc.                  30,825,000
----------------------------------------------------------------
                                                      58,417,500
----------------------------------------------------------------

             SEMICONDUCTORS-16.86%

   1,200,000 Altera Corp.(a)                          72,600,000
----------------------------------------------------------------
   1,325,000 Analog Devices, Inc.(a)                  47,865,625
----------------------------------------------------------------
   1,800,000 Applied Materials, Inc.(a)               90,225,000
----------------------------------------------------------------
   2,200,000 Atmel Corp.(a)                           68,750,000
----------------------------------------------------------------
     800,000 Cirrus Logic Corp.(a)                    33,700,000
----------------------------------------------------------------
     501,450 Credence Systems Corp.(a)                18,741,694
----------------------------------------------------------------
   1,000,000 Cypress Semiconductor Corp.(a)           35,250,000
----------------------------------------------------------------
     300,000 Electroglas, Inc.(a)                     21,075,000
----------------------------------------------------------------
     150,000 Gasonics International Corp.(a)           4,950,000
----------------------------------------------------------------
   2,500,000 Integrated Device Technology, Inc.       47,500,000
----------------------------------------------------------------
     400,000 Intel Corp.                              27,950,000
----------------------------------------------------------------
     967,000 International Rectifier Corp.(a)         43,635,875
----------------------------------------------------------------
     800,000 KLA Instruments Corp.(a)                 34,200,000
----------------------------------------------------------------
     850,000 LAM Research Corp.(a)                    51,743,750
----------------------------------------------------------------
     580,700 Lattice Semiconductor Corp.(a)           22,792,475
----------------------------------------------------------------
   1,000,000 Linear Technology Corp.                  43,750,000
----------------------------------------------------------------
   1,700,000 LSI Logic Corp.(a)                       80,112,500
----------------------------------------------------------------
     313,800 Maxim Integrated Products, Inc.(a)       23,456,550
----------------------------------------------------------------
   1,000,000 MEMC Electronic Materials, Inc.(a)       32,000,000
----------------------------------------------------------------
   1,150,000 Micron Technology, Inc.                  81,218,750
----------------------------------------------------------------
     558,900 Novellus Systems, Inc.(a)                38,494,238
----------------------------------------------------------------
     409,000 SCI Systems, Inc.(a)                     14,366,125
----------------------------------------------------------------
     600,000 Sierra Semiconductor Corp.(a)            10,725,000
----------------------------------------------------------------
     400,000 Silicon Valley Group, Inc.(a)            12,950,000
----------------------------------------------------------------
   1,000,000 Solectron Corp.(a)                       40,250,000
----------------------------------------------------------------
     333,400 Tencor Instruments(a)                    14,211,175
----------------------------------------------------------------
     770,000 Texas Instruments Inc.                   52,552,500
----------------------------------------------------------------
      32,200 Ultratech Stepper, Inc.(a)                1,288,000
----------------------------------------------------------------
     430,000 Vishay Intertechnology, Inc.(a)          15,157,500
----------------------------------------------------------------
   1,500,000 VLSI Technology, Inc.(a)                 35,250,000
----------------------------------------------------------------
   1,500,000 Xilinx, Inc.(a)                          69,000,000
----------------------------------------------------------------
     500,000 Zilog, Inc.(a)                           17,750,000
----------------------------------------------------------------
                                                   1,203,511,757
----------------------------------------------------------------

                                                                      Financials


 SHARES                                             MARKET VALUE
             SHOES & RELATED APPAREL-0.44%

     500,000 Nine West Group, Inc.(a)              $   22,250,000
-----------------------------------------------------------------
     300,000 Wolverine World Wide, Inc.                 9,000,000
-----------------------------------------------------------------
                                                       31,250,000
-----------------------------------------------------------------

             TELECOMMUNICATIONS-3.00%

     400,000 ADC Telecommunications, Inc.(a)           16,000,000
-----------------------------------------------------------------
     450,000 Allen Group Inc.                          11,025,000
-----------------------------------------------------------------
     500,000 Andrew Corp.(a)                           21,125,000
-----------------------------------------------------------------
     700,000 Aspect Telecommunications Corp.(a)        24,062,500
-----------------------------------------------------------------
     425,000 DSC Communications Corp.(a)               15,725,000
-----------------------------------------------------------------
     250,000 Glenayre Technologies, Inc.(a)            16,062,500
-----------------------------------------------------------------
     512,600 Octel Communications Corp.(a)             17,492,475
-----------------------------------------------------------------
     600,000 Scientific-Atlanta, Inc.                   7,425,000
-----------------------------------------------------------------
     350,000 StrataCom, Inc.(a)                        21,525,000
-----------------------------------------------------------------
     249,100 Tekelec(a)                                 3,611,950
-----------------------------------------------------------------
     750,000 Tellabs, Inc.(a)                          25,500,000
-----------------------------------------------------------------
     112,500 TransPro, Inc.                             1,237,500
-----------------------------------------------------------------
     400,000 U.S. Long Distance Corp.(a)                5,150,000
-----------------------------------------------------------------
     875,000 WorldCom, Inc.(a)                         28,546,875
-----------------------------------------------------------------
                                                      214,488,800
-----------------------------------------------------------------

             TELEPHONE-0.02%

      55,700 Century Telephone Enterprises, Inc.        1,615,300
-----------------------------------------------------------------

             TEXTILES-0.47%

     600,000 Nautica Enterprises, Inc.(a)              20,550,000
-----------------------------------------------------------------
     348,700 Tommy Hilfiger Corp.(a)                   13,294,188
-----------------------------------------------------------------
                                                       33,844,188
-----------------------------------------------------------------

             TRUCKING-0.10%

     391,800 TNT Freightways Corp.                      7,052,400
-----------------------------------------------------------------
             Total Domestic Common Stocks           6,217,881,736
-----------------------------------------------------------------

Financials


 SHARES                                                           MARKET VALUE
             FOREIGN STOCKS & OTHER EQUITY INTERESTS-4.14%

             AUSTRALIA-0.09%

     480,832 Broken Hill Proprietary Co. Ltd. (Conglomerates)    $    6,512,182
-------------------------------------------------------------------------------

             CANADA-0.22%

     900,000 Corel Corp. (Computer Software/Services)(a)             15,412,500
-------------------------------------------------------------------------------

             FINLAND-0.25%

      23,170 Nokia Corp. (Telecommunications)                         1,325,527
-------------------------------------------------------------------------------
     300,000 Nokia Corp.-ADR (Telecommunications)                    16,725,000
-------------------------------------------------------------------------------
                                                                     18,050,527
-------------------------------------------------------------------------------

             FRANCE-0.23%

      20,000 LVMH Moet Hennessy Louis Vuitton (Beverages-
             Alcoholic)                                               3,979,469
-------------------------------------------------------------------------------
      50,580 Roussel-Uclaf (Medical-Drugs)                            8,295,364
-------------------------------------------------------------------------------
      12,650 Sidel S.A. (Machinery-Miscellaneous)                     4,392,487
-------------------------------------------------------------------------------
                                                                     16,667,320
-------------------------------------------------------------------------------

             GERMANY-0.06%

      13,000 Mannesmann A.G. (Machinery-Miscellaneous)                4,278,834
-------------------------------------------------------------------------------

             HONG KONG-0.15%

   1,000,000 Hutchison Whampoa Ltd. (Conglomerates)                   5,509,655
-------------------------------------------------------------------------------
     628,000 Sun Hung Kai Properties Ltd. (Real Estate)               5,015,585
-------------------------------------------------------------------------------
                                                                     10,525,240
-------------------------------------------------------------------------------

             INDONESIA-0.06%

   1,250,000 PT Bank International Indonesia (Banking)                4,375,826
-------------------------------------------------------------------------------

             IRELAND-0.13%

     221,100 Elan Corp. PLC-ADR (Medical-Drugs)(a)                    8,871,638
-------------------------------------------------------------------------------

             ISRAEL-0.22%

     250,000 Lannet Data Communications Ltd. (Computer
             Networking)(a)                                           7,187,500
-------------------------------------------------------------------------------
     225,000 Teva Pharmaceutical Industries Ltd.-ADR (Medical-
             Drugs)                                                   8,831,250
-------------------------------------------------------------------------------
                                                                     16,018,750
-------------------------------------------------------------------------------

             ITALY-0.05%

   1,074,000 Telecom Italia Mobile S.p.A.
             (Telecommunications)(a)                                  1,806,395
-------------------------------------------------------------------------------
   1,074,000 Telecom Italia S.p.A. (Telecommunications)               1,645,363
-------------------------------------------------------------------------------
                                                                      3,451,758
-------------------------------------------------------------------------------

             JAPAN-0.07%

     120,000 Tokyo Electron Ltd. (Electronic
             Components/Miscellaneous)                                5,208,466
-------------------------------------------------------------------------------

             MALAYSIA-0.11%

     938,000 Malayan Banking Berhad (Banking)                         7,567,493
-------------------------------------------------------------------------------

                                                                      Financials


 SHARES                                                          MARKET VALUE
             NETHERLANDS-0.72%

     400,000 ASM Lithography Holding N.V. (Semiconductors)(a)   $   19,850,000
------------------------------------------------------------------------------
     400,000 Madge, N.V. (Computer Networking)(a)                   16,750,000
------------------------------------------------------------------------------
     270,500 Philips Electronics N.V.-New York Shares-ADR
             (Electronic Components/Miscellaneous)                  10,448,063
------------------------------------------------------------------------------
      32,850 Ver Ned Uitgever Bezit (Publishing)                     4,605,392
------------------------------------------------------------------------------
                                                                    51,653,455
------------------------------------------------------------------------------

             SPAIN-0.01%

       8,100 Acerinox, S.A. (Metals-Miscellaneous)                     852,771
------------------------------------------------------------------------------

             SWEDEN-0.96%

     140,000 Astra AB (Medical-Drugs)                                5,059,784
------------------------------------------------------------------------------
      60,500 Autoliv AB (Automobile/Trucks Parts & Tires)            3,471,147
------------------------------------------------------------------------------
   2,811,600 Telefonaktiebolaget L.M. Ericsson-ADR
             (Telecommunications)                                   60,054,089
------------------------------------------------------------------------------
                                                                    68,585,020
------------------------------------------------------------------------------

             SWITZERLAND-0.12%

       3,500 BBC Brown Boveri Ltd. (Engineering &
             Construction)                                           4,060,160
------------------------------------------------------------------------------
       5,000 Ciba-Geigy Ltd. (Chemicals)                             4,329,252
------------------------------------------------------------------------------
                                                                     8,389,412
------------------------------------------------------------------------------

             UNITED KINGDOM-0.69%

   2,700,000 Burton Group PLC (Retail-Stores)                        4,300,790
------------------------------------------------------------------------------
   1,075,000 Danka Business Systems PLC-ADR (Office
             Automation)                                            36,012,500
------------------------------------------------------------------------------
     390,000 Granada Group PLC (Leisure & Recreation)                4,165,138
------------------------------------------------------------------------------
     210,000 Thorn EMI PLC (Leisure & Recreation)                    4,890,593
------------------------------------------------------------------------------
                                                                    49,369,021
------------------------------------------------------------------------------
             Total Foreign Stocks & Other Equity Interests         295,790,213
------------------------------------------------------------------------------

Financials


 PRINCIPAL
 AMOUNT                                                          MARKET VALUE
                MASTER NOTE AGREEMENT-1.07%

 $76,500,000    Citicorp Securities, Inc., 6.125%,
                03/11/96(b)                                     $   76,500,000
-------------------------------------------------------------------------------

                REPURCHASE AGREEMENTS-4.27%(c)

  43,781,167    Daiwa Securities America, Inc., 5.90%,
                11/01/95(d)                                         43,781,167
-------------------------------------------------------------------------------
 261,000,000    Goldman, Sachs & Co. Inc., 5.90%, 11/01/95(e)      261,000,000
-------------------------------------------------------------------------------
                Total Repurchase Agreements                        304,781,167
-------------------------------------------------------------------------------

                U.S. TREASURY SECURITIES-3.77%

                U.S. TREASURY BILLS-3.06%(f)

 195,000,000(g) 5.48%, 11/16/95                                    194,561,135
-------------------------------------------------------------------------------
  25,000,000    5.22%, 06/27/96                                     24,132,000
-------------------------------------------------------------------------------
                                                                   218,693,135
-------------------------------------------------------------------------------

                U.S. TREASURY NOTES-0.71%

  15,000,000    5.50%, 04/30/96                                     15,000,900
-------------------------------------------------------------------------------
  35,000,000    7.625%, 04/30/96                                    35,357,000
-------------------------------------------------------------------------------
                                                                    50,357,900
-------------------------------------------------------------------------------
                Total U.S. Treasury Securities                     269,051,035
-------------------------------------------------------------------------------
                TOTAL INVESTMENTS-100.35%                        7,164,004,151
-------------------------------------------------------------------------------
                OTHER ASSETS LESS LIABILITIES-(0.35)%              (24,736,094)
-------------------------------------------------------------------------------
                NET ASSETS-100.00%                              $7,139,268,057
===============================================================================

Abbreviation:

ADR--American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on October 31, 1995.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102 percent of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
(d) Joint repurchase agreement entered into 10/31/95 with a maturing value of $401,494,641. Collateralized by $353,853,000 U.S. Treasury obligations, 8.375% due 08/15/08.
(e) Joint repurchase agreement entered into 10/31/95 with a maturing value of $360,681,783. Collateralized by $341,411,000 U.S. Treasury obligations, 5.625% to 12.00% due 11/15/95 to 02/15/25.
(f) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(g) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.

See Notes to Financial Statements.

                                                                   Financials
STATEMENT OF ASSETS AND LIABILITIES

October 31, 1995

ASSETS:

Investments, at market value (cost $5,084,052,318)        $7,164,004,151
------------------------------------------------------------------------
Foreign currencies, at market value (cost $13,642,266)        13,495,706
------------------------------------------------------------------------
Receivables for:
  Investments sold                                            28,101,604
------------------------------------------------------------------------
  Capital stock sold                                          50,215,325
------------------------------------------------------------------------
  Dividends and interest                                       1,095,114
------------------------------------------------------------------------
Investment for deferred compensation plan                         35,624
------------------------------------------------------------------------
Other assets                                                     100,373
------------------------------------------------------------------------
    Total assets                                           7,257,047,897
------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                                       57,630,332
------------------------------------------------------------------------
  Capital stock reacquired                                    50,907,595
------------------------------------------------------------------------
  Variation margin                                             1,239,750
------------------------------------------------------------------------
  Deferred compensation                                           35,624
------------------------------------------------------------------------
Accrued advisory fees                                          3,602,549
------------------------------------------------------------------------
Accrued administrative services fees                              14,663
------------------------------------------------------------------------
Accrued directors' fees                                            3,850
------------------------------------------------------------------------
Accrued distribution fees                                      2,624,668
------------------------------------------------------------------------
Accrued transfer agent fees                                      439,464
------------------------------------------------------------------------
Accrued operating expenses                                     1,281,345
------------------------------------------------------------------------
    Total liabilities                                        117,779,840
------------------------------------------------------------------------
Net assets applicable to shares outstanding               $7,139,268,057
========================================================================

NET ASSETS:

Class A                                                   $7,000,350,013
========================================================================
Institutional Class                                       $  138,918,044
========================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
 Authorized                                                  750,000,000
------------------------------------------------------------------------
 Outstanding                                                 295,483,948
========================================================================
Institutional Class:
 Authorized                                                  200,000,000
------------------------------------------------------------------------
 Outstanding                                                   5,775,803
========================================================================

CLASS A:

 Net asset value and redemption price per share                   $23.69
========================================================================
 Offering price per share:
  (Net asset value of $23.69 divided by 94.50%)                   $25.07
========================================================================

INSTITUTIONAL CLASS:

 Net asset value, offering and redemption price per share         $24.05
========================================================================

See Notes to Financial Statements.

Financials

STATEMENT OF OPERATIONS

For the year ended October 31, 1995

INVESTMENT INCOME:

Dividends (net of $322,914 foreign withholding tax)        $   14,062,451
--------------------------------------------------------------------------
Interest                                                       27,896,762
--------------------------------------------------------------------------
   Total investment income                                     41,959,213
--------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                  31,803,884
--------------------------------------------------------------------------
Administrative services fees                                      173,257
--------------------------------------------------------------------------
Custodian fees                                                    568,906
--------------------------------------------------------------------------
Directors' fees                                                    44,198
--------------------------------------------------------------------------
Distribution fees-Class A                                      14,905,705
--------------------------------------------------------------------------
Transfer agent fees-Class A                                     9,158,530
--------------------------------------------------------------------------
Transfer agent fees-Institutional Class                             5,273
--------------------------------------------------------------------------
Other                                                           2,078,095
--------------------------------------------------------------------------
   Total expenses                                              58,737,848
--------------------------------------------------------------------------
Less fees waived by advisor                                      (761,655)
--------------------------------------------------------------------------
   Net expenses                                                57,976,193
--------------------------------------------------------------------------
Net investment income (loss)                                  (16,016,980)
--------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENT SECURITIES,
 FOREIGN CURRENCIES AND FUTURES CONTRACTS:

Net realized gain on sales of:
  Investment securities                                       198,443,948
--------------------------------------------------------------------------
  Foreign currencies                                              225,354
--------------------------------------------------------------------------
  Futures contracts                                            38,758,395
--------------------------------------------------------------------------
                                                              237,427,697
--------------------------------------------------------------------------

Unrealized appreciation (depreciation) of:
  Investment securities                                     1,310,161,937
--------------------------------------------------------------------------
  Foreign currencies                                             (529,855)
--------------------------------------------------------------------------
  Futures contracts                                            (2,597,985)
--------------------------------------------------------------------------
                                                            1,307,034,097
--------------------------------------------------------------------------
Net gain on investment securities, foreign currencies and
 futures contracts                                          1,544,461,794
--------------------------------------------------------------------------
Net increase in net assets resulting from operations       $1,528,444,814
==========================================================================

See Notes to Financial Statements.

                                                                      Financials
STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1995 and 1994

                                                   1995            1994
OPERATIONS:

  Net investment income (loss)                $  (16,016,980) $   (4,773,452)
-----------------------------------------------------------------------------
  Net realized gain on sales of investment
   securities,
   foreign currencies and futures contracts      237,427,697     113,271,698
-----------------------------------------------------------------------------
  Unrealized appreciation of investment
   securities,
   foreign currencies and futures contracts    1,307,034,097     137,121,005
-----------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                 1,528,444,814     245,619,251
-----------------------------------------------------------------------------
Distributions to shareholders from net
 realized gains on investment securities:
  Class A                                       (107,823,749)             --
-----------------------------------------------------------------------------
  Institutional Class                             (1,218,145)             --
-----------------------------------------------------------------------------
Share transactions - net:
  Class A                                      1,878,176,040     726,623,024
-----------------------------------------------------------------------------
  Institutional Class                             75,813,810      24,797,834
-----------------------------------------------------------------------------
   Net increase in net assets                  3,373,392,770     997,040,109
-----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                          3,765,875,287   2,768,835,178
-----------------------------------------------------------------------------
  End of period                               $7,139,268,057  $3,765,875,287
=============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)  $4,828,771,443  $2,890,417,744
-----------------------------------------------------------------------------
  Undistributed net investment income (loss)         (54,010)             --
-----------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investment securities, foreign currencies
   and futures contracts                         231,637,155     103,578,171
-----------------------------------------------------------------------------
  Unrealized appreciation of investment
   securities, foreign currencies and futures
   contracts                                   2,078,913,469     771,879,372
-----------------------------------------------------------------------------
                                              $7,139,268,057  $3,765,875,287
=============================================================================

See Notes to Financial Statements.

Financials

NOTES TO FINANCIAL STATEMENTS

October 31, 1995

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM Constellation Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four diversified portfolios:
AIM Constellation Fund, AIM Weingarten Fund, AIM Charter Fund and AIM Aggressive Growth Fund. The Fund currently offers two different classes of shares: the Class A shares (formerly "Retail Class") and the Institutional Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the specific identification of securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1995, $326,819 was reclassified from undistributed net realized gains to undistributed net investment income (loss) as a result of differing book/tax treatments of foreign currency transactions. In addition, $15,636,151 was reclassified from net investment income (loss) to paid-in capital as a result of a net operating tax loss. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to both classes, e.g. advisory fees, are allocated between them.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
F. Foreign Currency Contracts - A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
G. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by

                                                                      Financials

   "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to voluntarily waive a portion of its advisory fees paid by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. During the year ended October 31, 1995, AIM waived fees of $761,655. The waiver is entirely voluntary and the Board of Directors would be advised of any decision by AIM to discontinue the waiver. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM. These agreements require AIM to reduce its fees or, if necessary, make payments to the Fund to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale.
   The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1995, AIM was reimbursed $173,257 for such services.
   The Fund, pursuant to a transfer agency and services agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Class A shares. During the year ended October 31, 1995, AFS was paid $4,943,213 for such services. During the year ended October 31, 1995, the Fund paid A I M Institutional Fund Services, Inc. ("AIFS") with respect to the Institutional Class $2,790 for shareholder and transfer agency services. Effective July 1, 1995, AIFS became the exclusive transfer agent for the Institutional Class of the Fund.
   The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class. The Company has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), with respect to the Class A shares, whereby the Fund pays AIM Distributors an annual rate of 0.30% of the Class A shares average daily net assets as compensation for services related to the sales and distribution of the Class A shares. The Plan provides that payments to dealers and financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class A shares, in amounts of up to 0.25% of the average net assets of the Class A shares attributable to the customers of such dealers or financial institutions, may be characterized as a service fee. The Plan also provides that payments in excess of service fees are characterized as an asset-based sales charge under the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Fund's Class A shares. During the year ended October 31, 1995, the Class A shares paid AIM Distributors $14,905,705 as compensation under the Plan.
   AIM Distributors received commissions of $13,146,761 from Class A capital stock transactions during the year ended October 31, 1995. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of capital stock. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS, AIFS and FMC.
   During the year ended October 31, 1995 the Fund paid legal fees of $14,394 for services rendered by Kramer, Levin, Naftalis, Nessen, Kamin & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES

Director's fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

Financials

NOTE 4 - BANK BORROWINGS

The Fund has a $83,100,000 committed line of credit with a financial institution syndicate with Chemical Bank of New York as the administrative agent. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the period July 20, 1995 (effective date of Credit Agreement) through October 31, 1995, the Fund did not borrow under the line of credit agreement. The Fund is charged a commitment fee, payable quarterly, at the rate of 1/10 of 1% per annum on the unused balance of the Fund's commitment.

NOTE 5 - AFFILIATED COMPANY TRANSACTIONS

Affiliated issuers, as defined in the 1940 Act, are issuers in which the Fund held 5% or more of the outstanding voting securities. A summary of transactions for each issuer who is or was an affiliate at or during the year ended October 31, 1995, is as follows:


                        SHARE                                              SHARE      MARKET
                       BALANCE                                            BALANCE      VALUE
                     OCTOBER 31, PURCHASES            REALIZED DIVIDEND OCTOBER 31, OCTOBER 31,
NAME OF ISSUER:         1994       COST    SALES COST   GAIN    INCOME     1995        1995
Roosevelt Financial
 Group, Inc.           315,000       $0    $4,779,251 $392,937 $30,943       $0          $0
===============================================================================================

NOTE 6 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1995 was $4,071,335,941 and $2,213,924,196, respectively. The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1995, on a tax basis, is as follows:

Aggregate unrealized appreciation of investment securities    $2,178,971,166
-----------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (99,425,248)
-----------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $2,079,545,918
=============================================================================

Cost of investments for tax purposes is $5,084,458,233.

NOTE 7- FUTURES CONTRACT

On October 31, 1995, $9,668,000 U.S. Treasury bills were pledged as collateral to cover margin requirements for futures contracts.

 Futures contracts outstanding at October 31, 1995:
  (Contracts--$500 times index/delivery month/commitment)


                                         UNREALIZED
                                        APPRECIATION
                                       (DEPRECIATION)
S&P 500 Index 370 contracts/Dec95/Buy    $  749,250
S&P 500 Index 500 contracts/Mar96/Buy    (1,642,375)
=====================================================

NOTE 8 - CAPITAL STOCK

Changes in the capital stock outstanding for the years ended October 31, 1995 and 1994 were as follows:


                                    1995                          1994
                        -----------------------------  ---------------------------
                           SHARES         AMOUNT         SHARES         AMOUNT
                        ------------  ---------------  -----------  --------------
Sold:
 Institutional Class       5,036,915  $   105,368,663    1,908,947  $   33,070,778
-----------------------------------------------------------------------------------
 Class A                 214,014,863    4,411,919,689  100,598,652   1,751,901,830
-----------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
 Institutional Class          60,580        1,019,563           --              --
-----------------------------------------------------------------------------------
 Class A                   6,006,043       99,940,399           --              --
-----------------------------------------------------------------------------------
Reacquired:
 Institutional Class      (1,476,157)     (30,574,416)    (474,909)     (8,272,944)
-----------------------------------------------------------------------------------
 Class A                (128,002,913)  (2,633,684,048) (58,902,798) (1,025,278,806)
-----------------------------------------------------------------------------------
                          95,639,331  $ 1,953,989,850   43,129,892  $  751,420,858
===================================================================================

                                                                      Financials

NOTE 9 - FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a Class A share outstanding during each of the years in the seven-year period ended October 31, 1995, the ten months ended October 31, 1988, and each of the years in the two-year period ended December 31, 1987.(a)


                                                         OCTOBER 31,
                          -------------------------------------------------------------------------------------------
                             1995            1994         1993        1992       1991      1990      1989     1988(b)
                          ----------      ----------   ----------   --------   --------   -------   -------   -------
Net asset value,
 beginning of period          $18.31          $17.04       $13.25     $11.72      $6.59     $9.40     $7.34     $6.35
------------------------  ----------      ----------   ----------   --------   --------   -------   -------   -------
Income from investment
 operations:
 Net investment income
  (loss)                       (0.05)          (0.02)       (0.04)     (0.04)     (0.03)    (0.03)     0.01     (0.03)
------------------------  ----------      ----------   ----------   --------   --------   -------   -------   -------
 Net gains (losses) on
  securities (both
  realized
  and unrealized)               5.95            1.29         3.83       1.76       5.16     (1.23)     2.46      1.02
------------------------  ----------      ----------   ----------   --------   --------   -------   -------   -------
 Total from investment
  operations                    5.90            1.27         3.79       1.72       5.13     (1.26)     2.47      0.99
------------------------  ----------      ----------   ----------   --------   --------   -------   -------   -------
Less distributions:
 Dividends from net
  investment income               --              --           --         --         --     (0.01)       --        --
------------------------  ----------      ----------   ----------   --------   --------   -------   -------   -------
 Distributions from
  capital gains                (0.52)             --           --      (0.19)        --     (1.54)    (0.41)       --
------------------------  ----------      ----------   ----------   --------   --------   -------   -------   -------
 Total distributions           (0.52)             --           --      (0.19)        --     (1.55)    (0.41)       --
------------------------  ----------      ----------   ----------   --------   --------   -------   -------   -------
Net asset value, end of
 period                       $23.69          $18.31       $17.04     $13.25     $11.72     $6.59     $9.40     $7.34
========================  ==========      ==========   ==========   ========   ========   =======   =======   =======
Total return(c)                33.43 %          7.45 %      28.60 %    14.82 %    77.85 %  (16.17)%   35.50%    15.59 %
========================  ==========      ==========   ==========   ========   ========   =======   =======   =======
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)    $7,000,350      $3,726,029   $2,756,497   $966,472   $342,835   $83,304   $74,731   $78,272
========================  ==========      ==========   ==========   ========   ========   =======   =======   =======
Ratio of expenses to
 average net assets              1.2 %(d)        1.2 %        1.2 %      1.2 %      1.4 %     1.4 %     1.4%      1.3 %(e)
========================  ==========      ==========   ==========   ========   ========   =======   =======   =======
Ratio of net investment
 income (loss) to
 average net assets             (0.3)%(d)       (0.2)%       (0.3)%     (0.4)%     (0.4)%    (0.4)%     0.1%     (0.6)%(e)
========================  ==========      ==========   ==========   ========   ========   =======   =======   =======
Portfolio turnover rate           45 %            79 %         70 %       62 %      109 %     192 %     149 %     131 %
========================  ==========      ==========   ==========   ========   ========   =======   =======   =======
Borrowings for the
 period:
Amount of debt
 outstanding at end of
 period (000s omitted)            --              --           --         --         --        --    $9,610    $5,266
========================  ==========      ==========   ==========   ========   ========   =======   =======   =======
Average amount of debt
 outstanding during the
 period (000s
 omitted)(f)                      --              --           --         --         --    $2,344    $2,609    $2,148
========================  ==========      ==========   ==========   ========   ========   =======   =======   =======
Average number of shares
 outstanding during the
 period (000s
 omitted)(f)                 244,731         182,897      124,101     55,902     21,205    11,397    10,050    10,845
========================  ==========      ==========   ==========   ========   ========   =======   =======   =======
Average amount of debt
 per share during the
 period                           --              --           --         --         --     $0.21     $0.26     $0.20
========================  ==========      ==========   ==========   ========   ========   =======   =======   =======


                             DECEMBER 31,
                          -------------------
                           1987     1986(b)
                          --------- ---------

Net asset value,
 beginning of period       $10.58    $10.90
------------------------- --------- ---------
Income from investment
 operations:
 Net investment income
  (loss)                    (0.05)    (0.07)
------------------------- --------- ---------
 Net gains (losses) on
  securities (both
  realized
  and unrealized)            0.36      3.13
------------------------- --------- ---------
 Total from investment
  operations                 0.31      3.06
------------------------- --------- ---------
Less distributions:
 Dividends from net
  investment income            --        --
------------------------- --------- ---------
 Distributions from
  capital gains             (4.54)    (3.38)
------------------------- --------- ---------
 Total distributions        (4.54)    (3.38)
------------------------- --------- ---------
Net asset value, end of
 period                     $6.35    $10.58
========================= ========= =========
Total return(c)              2.85 %   28.56 %
========================= ========= =========
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)    $71,418   $78,885
========================= ========= =========
Ratio of expenses to
 average net assets           1.1 %     1.1 %
========================= ========= =========
Ratio of net investment
 income (loss) to
 average net assets          (0.4)%    (0.5)%
------------------------- --------- ---------
Portfolio turnover rate       135 %     107 %
========================= ========= =========
Borrowings for the
 period:
Amount of debt
 outstanding at end of
 period (000s omitted)       $109    $3,740
========================= ========= =========
Average amount of debt
 outstanding during the
 period (000s omitted)(f)  $2,366    $3,188
========================= ========= =========
Average number of shares
 outstanding during the
 period (000s omitted)(f)   9,668     8,519
========================= ========= =========
Average amount of debt
 per share during the
 period                     $0.24     $0.37
========================= ========= =========

(a) Per share information has been restated to reflect a 2 for 1 stock split, effected in the form of a dividend, on June 19, 1987.
(b) The Fund changed investment advisors on September 30, 1988 and May 1, 1986.
(c) Does not deduct sales charges and for periods less than one year, total returns are not annualized.
(d) Ratios are based on average net assets of $4,968,568,278.
(e) Annualized.
(f) Averages computed on a daily basis.

                                     FS-81